FS Variable Separate Account

The United States Life Insurance Company in the City of New York

2022

Annual Report

December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The United States Life Insurance Company in the City of New York and the Contract Owners of FS Variable Separate Account.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of FS Variable Separate Account indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022 or each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of FS Variable Separate Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the two years in the period ended December 31 2022 or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 4
American Funds IS Capital Income Builder Class 4	American Funds IS Capital World Bond Fund Class 4
American Funds IS Global Growth Fund Class 2	American Funds IS Global Growth Fund Class 4
American Funds IS Global Small Capitalization Fund Class 4	American Funds IS Growth Fund Class 2
American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 2
American Funds IS Growth-Income Fund Class 4	American Funds IS International Fund Class 4 (1)
American Funds IS The Bond Fund of America Class 4	AST SA PGI Asset Allocation Portfolio Class 1 (6)(2)
AST SA PGI Asset Allocation Portfolio Class 3 (6)(2)	BlackRock 60/40 Target Allocation ETF V.I. Fund Class III
BlackRock Global Allocation V.I. Fund Class III	Columbia VP Emerging Markets Bond Fund Class 2 (1)
Columbia VP Income Opportunities Fund Class 1	Columbia VP Large Cap Growth Fund Class 1
Columbia VP Limited Duration Credit Fund Class 2	Delaware Ivy VIP Asset Strategy Class II (1)
FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 2
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	FTVIP Franklin Rising Dividends VIP Fund Class 2
FTVIP Franklin Strategic Income VIP Fund Class 2	FTVIP Templeton Global Bond VIP Fund Class 2
Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares
Invesco V.I. American Franchise Fund Series II	Invesco V.I. American Value Fund Series II
Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Comstock Fund Series II
Invesco V.I. Equity and Income Fund Series II	Invesco V.I. Growth and Income Fund Series II
Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Developing Growth Portfolio Class VC
Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Growth and Income Portfolio Class VC
Lord Abbett Mid Cap Stock Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC
Lord Abbett Total Return Portfolio Class VC (1)	Morgan Stanley VIF Global Infrastructure Portfolio Class II
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	PIMCO All Asset Portfolio Advisor Class
PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class
PIMCO Total Return Portfolio Advisor Class	PVC Core Plus Bond Account Class 1
PVC Diversified International Account Class 1	PVC Equity Income Account Class 2
PVC Government & High Quality Bond Account Class 1	PVC Large Cap Growth Account I Class 1

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, F: (713) 356 4717, www.pwc.com/us

PVC MidCap Account Class 2	PVC Principal Capital Appreciation Account Class 2
PVC Real Estate Securities Account Class 2 (1)	PVC SAM Balanced Portfolio Class 2
PVC SAM Conservative Balanced Portfolio Class 2	PVC SAM Conservative Growth Portfolio Class 2
PVC SAM Flexible Income Portfolio Class 2	PVC SAM Strategic Growth Portfolio Class 2
PVC Short-Term Income Account Class 1	PVC SmallCap Account Class 2
SAST SA AB Growth Portfolio Class 1	SAST SA AB Growth Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds Asset Allocation Portfolio Class 3
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 3
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3
SAST SA Columbia Technology Portfolio Class 1 (4)(2)	SAST SA Columbia Technology Portfolio Class 3 (4) (2)
SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA DFA Ultra Short Bond Portfolio Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Federated Hermes Corporate Bond Portfolio Class 1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 3
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Tactical Opportunities Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 3
SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Goldman Sachs Global Bond Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 3
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 3
SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Invesco Main Street Large Cap Portfolio Class 1
SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA Invesco VCP Equity-Income Portfolio Class 3 (3)(2)
SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 3
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA JPMorgan Global Equities Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA Large Cap Growth Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3
SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1
SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1
SAST SA MFS Total Return Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Morgan Stanley International Equities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA PIMCO RAE International Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SAST SA PineBridge High-Yield Bond Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Putnam International Growth and Income Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Schroders VCP Global Allocation Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1 (4)
SAST SA Wellington Capital Appreciation Portfolio Class 3 (4)	SAST SA Wellington Government and Quality Bond Portfolio Class 1
SAST SA Wellington Government and Quality Bond Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 1 (5)(2)

SAST SA WellsCap Aggressive Growth Portfolio Class 3 (5)(2)	SST SA Allocation Balanced Portfolio Class 3
SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 3	SST SA Columbia Focused Value Portfolio Class 3
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SST SA Multi-Managed International Equity Portfolio Class 3
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	SST SA Multi-Managed Large Cap Value Portfolio Class 3 (1)
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
SST SA Multi-Managed Small Cap Portfolio Class 3 (1)	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA T. Rowe Price Growth Stock Portfolio Class 3 (1)	SST SA American Century Inflation Protection Portfolio Class 3
VALIC Company I International Equities Index Fund	VALIC Company I International Socially Responsible Fund (1)
VALIC Company I Mid Cap Index Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Small Cap Index Fund	VALIC Company I Stock Index Fund

(1)	There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(2)	Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective periods presented.
(3)	The SAST SA Invesco VCP Equity-Income Portfolio, in operation for the period January 1, 2021 to May 3, 2021 (cessation of operations) merged into the SAST SA VCP Dynamic Strategy Portfolio.
(4)	The SAST SA Columbia Technology Portfolio, in operation for the period January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021 and January 1, 2022 to December 31, 2022.
(5)	The SAST SA WellsCap Aggressive Growth Portfolio, in operation for the period January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Mid-Cap Growth Portfolio.
(6)	The AST SA PGI Asset Allocation Portfolio, in operation for the period January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Diversified Balanced Portfolio.

Basis for Opinions

These financial statements are the responsibility of The United States Life Insurance Company in the City of New York management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of FS Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of FS Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 25, 2023

We have served as the auditor of one or more of the sub-accounts of AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
American Funds IS Asset Allocation Fund Class 2	$2,528,763	$—	$2,528,763	$—	$2,528,763	$2,528,763
American Funds IS Asset Allocation Fund Class 4	2,461,328	—	2,461,328	—	2,461,328	2,461,328
American Funds IS Capital Income Builder Class 4	165,414	—	165,414	—	165,414	165,414
American Funds IS Capital World Bond Fund Class 4	66,985	—	66,985	—	66,985	66,985
American Funds IS Global Growth Fund Class 2	4,175,390	—	4,175,390	16,545	4,158,845	4,175,390
American Funds IS Global Growth Fund Class 4	335,809	—	335,809	—	335,809	335,809
American Funds IS Global Small Capitalization Fund Class 4	94,706	—	94,706	—	94,706	94,706
American Funds IS Growth Fund Class 2	5,384,549	—	5,384,549	85,931	5,298,618	5,384,549
American Funds IS Growth Fund Class 4	180,235	—	180,235	—	180,235	180,235
American Funds IS Growth-Income Fund Class 2	5,531,990	—	5,531,990	67,254	5,464,736	5,531,990
American Funds IS Growth-Income Fund Class 4	563,715	—	563,715	—	563,715	563,715
American Funds IS The Bond Fund of America Class 4	316,838	—	316,838	—	316,838	316,838
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	45,345	—	45,345	—	45,345	45,345
BlackRock Global Allocation V.I. Fund Class III	10,631	—	10,631	—	10,631	10,631
Columbia VP Income Opportunities Fund Class 1	95,598	—	95,598	—	95,598	95,598
Columbia VP Large Cap Growth Fund Class 1	279,235	—	279,235	—	279,235	279,235
Columbia VP Limited Duration Credit Fund Class 2	19,212	—	19,212	—	19,212	19,212
FTVIP Franklin Allocation VIP Fund Class 2	3,532,066	—	3,532,066	—	3,532,066	3,532,066
FTVIP Franklin Income VIP Fund Class 2	16,958,428	—	16,958,428	—	16,958,428	16,958,428
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	21,135	—	21,135	—	21,135	21,135
FTVIP Franklin Rising Dividends VIP Fund Class 2	11,464	—	11,464	—	11,464	11,464
FTVIP Franklin Strategic Income VIP Fund Class 2	44,207	—	44,207	—	44,207	44,207
FTVIP Templeton Global Bond VIP Fund Class 2	5,596	—	5,596	—	5,596	5,596
Goldman Sachs VIT Government Money Market Fund Institutional Shares	74,729	—	74,729	—	74,729	74,729
Goldman Sachs VIT Government Money Market Fund Service Shares	26,890,700	—	26,890,700	—	26,890,700	26,890,700
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	176,119	—	176,119	—	176,119	176,119
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	38,009	—	38,009	—	38,009	38,009
Invesco V.I. American Franchise Fund Series II	6,382,284	—	6,382,284	—	6,382,284	6,382,284
Invesco V.I. American Value Fund Series II	51,940	—	51,940	—	51,940	51,940
Invesco V.I. Comstock Fund Series II	15,866,821	—	15,866,821	4,273	15,862,548	15,866,821
Invesco V.I. Equity and Income Fund Series II	136,730	—	136,730	—	136,730	136,730
Invesco V.I. Growth and Income Fund Series II	19,170,431	—	19,170,431	1,867	19,168,564	19,170,431
Lord Abbett Bond Debenture Portfolio Class VC	192,738	—	192,738	—	192,738	192,738
Lord Abbett Developing Growth Portfolio Class VC	152,931	—	152,931	—	152,931	152,931
Lord Abbett Fundamental Equity Portfolio Class VC	56,656	—	56,656	—	56,656	56,656
Lord Abbett Growth and Income Portfolio Class VC	7,886,485	—	7,886,485	630	7,885,855	7,886,485
Lord Abbett Mid Cap Stock Portfolio Class VC	99,789	—	99,789	—	99,789	99,789
Lord Abbett Short Duration Income Portfolio Class VC	306,236	—	306,236	—	306,236	306,236
Lord Abbett Total Return Portfolio Class VC	15,990	—	15,990	—	15,990	15,990
Morgan Stanley VIF Global Infrastructure Portfolio Class II	65,108	—	65,108	—	65,108	65,108
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	23,146	—	23,146	—	23,146	23,146
PIMCO Dynamic Bond Portfolio Advisor Class	14,630	—	14,630	—	14,630	14,630
PIMCO Emerging Markets Bond Portfolio Advisor Class	451,442	—	451,442	—	451,442	451,442
PIMCO Total Return Portfolio Advisor Class	20,052,424	—	20,052,424	—	20,052,424	20,052,424
PVC Core Plus Bond Account Class 1	15,221	—	15,221	—	15,221	15,221
PVC Diversified International Account Class 1	20,132	—	20,132	—	20,132	20,132
PVC Equity Income Account Class 2	249,916	—	249,916	—	249,916	249,916
PVC Government & High Quality Bond Account Class 1	317	—	317	—	317	317
PVC Large Cap Growth Account I Class 1	2,562	—	2,562	—	2,562	2,562
PVC MidCap Account Class 2	767,833	—	767,833	—	767,833	767,833
PVC Principal Capital Appreciation Account Class 2	175,633	—	175,633	—	175,633	175,633
PVC SAM Balanced Portfolio Class 2	3,312,341	—	3,312,341	44,102	3,268,239	3,312,341
PVC SAM Conservative Balanced Portfolio Class 2	26,519	—	26,519	—	26,519	26,519
PVC SAM Conservative Growth Portfolio Class 2	556,511	—	556,511	—	556,511	556,511
PVC SAM Flexible Income Portfolio Class 2	75,814	—	75,814	6,609	69,205	75,814
PVC SAM Strategic Growth Portfolio Class 2	359,124	—	359,124	—	359,124	359,124
PVC Short-Term Income Account Class 1	26,065	—	26,065	—	26,065	26,065
PVC SmallCap Account Class 2	7,325	—	7,325	—	7,325	7,325
SST SA Allocation Balanced Portfolio Class 3	15,146,385	—	15,146,385	—	15,146,385	15,146,385
SST SA Allocation Growth Portfolio Class 3	22,883,622	—	22,883,622	—	22,883,622	22,883,622

 The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SST SA Allocation Moderate Growth Portfolio Class 3	$22,005,598	$—	$22,005,598	$—	$22,005,598	$22,005,598
SST SA Allocation Moderate Portfolio Class 3	16,621,287	—	16,621,287	32,446	16,588,841	16,621,287
SST SA American Century Inflation Protection Portfolio Class 3	22,109,688	—	22,109,688	2,240	22,107,448	22,109,688
SST SA Columbia Focused Value Portfolio Class 3	6,417	—	6,417	—	6,417	6,417
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	131,061	—	131,061	—	131,061	131,061
SST SA Multi-Managed International Equity Portfolio Class 3	35,251	—	35,251	—	35,251	35,251
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	39,866	—	39,866	—	39,866	39,866
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	6,203	—	6,203	—	6,203	6,203
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	5,340	—	5,340	—	5,340	5,340
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	7,726,966	—	7,726,966	—	7,726,966	7,726,966
SAST SA AB Growth Portfolio Class 1	16,716,898	—	16,716,898	259,634	16,457,264	16,716,898
SAST SA AB Growth Portfolio Class 3	30,254,235	—	30,254,235	—	30,254,235	30,254,235
SAST SA AB Small & Mid Cap Value Portfolio Class 3	20,476,203	—	20,476,203	9,447	20,466,756	20,476,203
SAST SA American Funds Asset Allocation Portfolio Class 3	119,657,070	—	119,657,070	—	119,657,070	119,657,070
SAST SA American Funds Global Growth Portfolio Class 3	18,117,198	—	18,117,198	9,302	18,107,896	18,117,198
SAST SA American Funds Growth Portfolio Class 3	38,965,533	—	38,965,533	9,779	38,955,754	38,965,533
SAST SA American Funds Growth-Income Portfolio Class 3	21,781,054	—	21,781,054	6,145	21,774,909	21,781,054
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	181,156,486	—	181,156,486	—	181,156,486	181,156,486
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	5,592,262	—	5,592,262	—	5,592,262	5,592,262
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	69,392,712	—	69,392,712	—	69,392,712	69,392,712
SAST SA DFA Ultra Short Bond Portfolio Class 1	937,198	—	937,198	343	936,855	937,198
SAST SA DFA Ultra Short Bond Portfolio Class 3	18,833,795	—	18,833,795	75,732	18,758,063	18,833,795
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,193,803	—	1,193,803	—	1,193,803	1,193,803
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,115,789	—	1,115,789	12,372	1,103,417	1,115,789
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	52,067,831	—	52,067,831	1,904	52,065,927	52,067,831
SAST SA Fidelity Institutional AM® International Growth Class 3	1,775,043	—	1,775,043	—	1,775,043	1,775,043
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	729,714	—	729,714	—	729,714	729,714
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	8,512,762	—	8,512,762	1,927	8,510,835	8,512,762
SAST SA Fixed Income Index Portfolio Class 3	8,210,158	—	8,210,158	—	8,210,158	8,210,158
SAST SA Fixed Income Intermediate Index Portfolio Class 3	5,843,815	—	5,843,815	—	5,843,815	5,843,815
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	12,992,823	—	12,992,823	147,771	12,845,052	12,992,823
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	19,996,829	—	19,996,829	1,366	19,995,463	19,996,829
SAST SA Franklin Small Company Value Portfolio Class 3	11,464,076	—	11,464,076	988	11,463,088	11,464,076
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	607,949	—	607,949	—	607,949	607,949
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	991,880	—	991,880	—	991,880	991,880
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	13,319,703	—	13,319,703	—	13,319,703	13,319,703
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,816,389	—	5,816,389	—	5,816,389	5,816,389
SAST SA Global Index Allocation 60/40 Portfolio Class 3	10,702,202	—	10,702,202	—	10,702,202	10,702,202
SAST SA Global Index Allocation 75/25 Portfolio Class 3	7,110,277	—	7,110,277	—	7,110,277	7,110,277
SAST SA Global Index Allocation 90/10 Portfolio Class 3	22,565,995	—	22,565,995	—	22,565,995	22,565,995
SAST SA Goldman Sachs Global Bond Portfolio Class 1	455,459	—	455,459	7,131	448,328	455,459
SAST SA Goldman Sachs Global Bond Portfolio Class 3	19,752,615	—	19,752,615	5,239	19,747,376	19,752,615
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	6,816,618	—	6,816,618	—	6,816,618	6,816,618
SAST SA Index Allocation 60/40 Portfolio Class 3	26,034,234	—	26,034,234	—	26,034,234	26,034,234
SAST SA Index Allocation 80/20 Portfolio Class 3	63,907,003	—	63,907,003	—	63,907,003	63,907,003
SAST SA Index Allocation 90/10 Portfolio Class 3	102,186,280	—	102,186,280	—	102,186,280	102,186,280
SAST SA International Index Portfolio Class 3	1,573,684	—	1,573,684	—	1,573,684	1,573,684
SAST SA Invesco Growth Opportunities Portfolio Class 1	182,658	—	182,658	—	182,658	182,658
SAST SA Invesco Growth Opportunities Portfolio Class 3	8,565,179	—	8,565,179	1,589	8,563,590	8,565,179
SAST SA Invesco Main Street Large Cap Portfolio Class 1	1,267,975	—	1,267,975	35,745	1,232,230	1,267,975
SAST SA Invesco Main Street Large Cap Portfolio Class 3	7,489,838	—	7,489,838	—	7,489,838	7,489,838
SAST SA Janus Focused Growth Portfolio Class 1	812,062	—	812,062	—	812,062	812,062
SAST SA Janus Focused Growth Portfolio Class 3	8,126,707	—	8,126,707	550	8,126,157	8,126,707
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	3,639,650	—	3,639,650	26,438	3,613,212	3,639,650
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	20,809,857	—	20,809,857	—	20,809,857	20,809,857
SAST SA JPMorgan Emerging Markets Portfolio Class 1	779,386	—	779,386	1,891	777,495	779,386
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,696,607	—	6,696,607	—	6,696,607	6,696,607
SAST SA JPMorgan Equity-Income Portfolio Class 1	5,771,535	—	5,771,535	45,579	5,725,956	5,771,535
SAST SA JPMorgan Equity-Income Portfolio Class 3	18,670,559	—	18,670,559	—	18,670,559	18,670,559
SAST SA JPMorgan Global Equities Portfolio Class 1	990,606	—	990,606	1,139	989,467	990,606
SAST SA JPMorgan Global Equities Portfolio Class 3	2,717,387	—	2,717,387	—	2,717,387	2,717,387
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	636,479	—	636,479	14,098	622,381	636,479
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	50,914,508	—	50,914,508	27,212	50,887,296	50,914,508
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	3,461,784	—	3,461,784	8,995	3,452,789	3,461,784

 The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	$20,643,287	$—	$20,643,287	$560	$20,642,727	$20,643,287
SAST SA Large Cap Growth Index Portfolio Class 3	3,556,738	—	3,556,738	—	3,556,738	3,556,738
SAST SA Large Cap Index Portfolio Class 3	6,935,419	—	6,935,419	—	6,935,419	6,935,419
SAST SA Large Cap Value Index Portfolio Class 3	5,014,529	—	5,014,529	—	5,014,529	5,014,529
SAST SA MFS Blue Chip Growth Portfolio Class 1	528,121	—	528,121	—	528,121	528,121
SAST SA MFS Blue Chip Growth Portfolio Class 3	10,133,974	—	10,133,974	930	10,133,044	10,133,974
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	2,347,165	—	2,347,165	5,506	2,341,659	2,347,165
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	12,498,156	—	12,498,156	2,023	12,496,133	12,498,156
SAST SA MFS Total Return Portfolio Class 1	2,872,238	—	2,872,238	70,768	2,801,470	2,872,238
SAST SA MFS Total Return Portfolio Class 3	14,130,029	—	14,130,029	1,232	14,128,797	14,130,029
SAST SA Mid Cap Index Portfolio Class 3	4,650,198	—	4,650,198	—	4,650,198	4,650,198
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,016,389	—	1,016,389	448	1,015,941	1,016,389
SAST SA Morgan Stanley International Equities Portfolio Class 3	5,732,614	—	5,732,614	—	5,732,614	5,732,614
SAST SA PIMCO RAE International Value Portfolio Class 3	14,702,933	—	14,702,933	3,431	14,699,502	14,702,933
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	96,469,845	—	96,469,845	—	96,469,845	96,469,845
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,041,943	—	1,041,943	5,928	1,036,015	1,041,943
SAST SA PineBridge High-Yield Bond Portfolio Class 3	6,607,136	—	6,607,136	762	6,606,374	6,607,136
SAST SA Putnam International Growth and Income Portfolio Class 1	1,496,094	—	1,496,094	21,520	1,474,574	1,496,094
SAST SA Putnam International Growth and Income Portfolio Class 3	5,110,435	—	5,110,435	—	5,110,435	5,110,435
SAST SA Schroders VCP Global Allocation Portfolio Class 3	50,010,975	—	50,010,975	—	50,010,975	50,010,975
SAST SA Small Cap Index Portfolio Class 3	4,585,440	—	4,585,440	—	4,585,440	4,585,440
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	39,994,111	—	39,994,111	—	39,994,111	39,994,111
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	127,706,735	—	127,706,735	—	127,706,735	127,706,735
SAST SA VCP Dynamic Allocation Portfolio Class 3	706,960,724	—	706,960,724	220,938	706,739,786	706,960,724
SAST SA VCP Dynamic Strategy Portfolio Class 3	544,507,285	—	544,507,285	225,491	544,281,794	544,507,285
SAST SA VCP Index Allocation Portfolio Class 3	56,377,538	—	56,377,538	—	56,377,538	56,377,538
SAST SA Wellington Capital Appreciation Portfolio Class 1	9,179,523	—	9,179,523	65,737	9,113,786	9,179,523
SAST SA Wellington Capital Appreciation Portfolio Class 3	51,373,383	—	51,373,383	28,539	51,344,844	51,373,383
SAST SA Wellington Government and Quality Bond Portfolio Class 1	1,250,544	—	1,250,544	28,900	1,221,644	1,250,544
SAST SA Wellington Government and Quality Bond Portfolio Class 3	27,748,666	—	27,748,666	1,237	27,747,429	27,748,666
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	171,781	—	171,781	—	171,781	171,781
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	10,238,570	—	10,238,570	—	10,238,570	10,238,570
VALIC Company I International Equities Index Fund	106,063	—	106,063	—	106,063	106,063
VALIC Company I Mid Cap Index Fund	517,507	—	517,507	—	517,507	517,507
VALIC Company I Nasdaq-100 Index Fund	247,752	—	247,752	—	247,752	247,752
VALIC Company I Small Cap Index Fund	183,779	—	183,779	—	183,779	183,779
VALIC Company I Stock Index Fund	1,207,727	—	1,207,727	—	1,207,727	1,207,727

 The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2022

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
American Funds IS Asset Allocation Fund Class 2	115,416	$21.91	$2,528,763	$2,894,515	1
American Funds IS Asset Allocation Fund Class 4	113,217	21.74	2,461,328	2,883,182	1
American Funds IS Capital Income Builder Class 4	15,092	10.96	165,414	158,152	1
American Funds IS Capital World Bond Fund Class 4	7,180	9.33	66,985	78,955	1
American Funds IS Global Growth Fund Class 2	140,161	29.79	4,175,390	4,123,865	1
American Funds IS Global Growth Fund Class 4	11,380	29.51	335,809	316,424	1
American Funds IS Global Small Capitalization Fund Class 4	6,198	15.28	94,706	150,232	1
American Funds IS Growth Fund Class 2	71,413	75.40	5,384,549	5,670,357	1
American Funds IS Growth Fund Class 4	2,448	73.64	180,235	189,028	1
American Funds IS Growth-Income Fund Class 2	111,848	49.46	5,531,990	5,228,396	1
American Funds IS Growth-Income Fund Class 4	11,571	48.72	563,715	530,016	1
American Funds IS The Bond Fund of America Class 4	34,327	9.23	316,838	385,984	1
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	3,906	11.61	45,345	44,850	1
BlackRock Global Allocation V.I. Fund Class III	896	11.87	10,631	13,181	1
Columbia VP Income Opportunities Fund Class 1	15,933	6.00	95,598	118,635	1
Columbia VP Large Cap Growth Fund Class 1	10,723	26.04	279,235	161,978	1
Columbia VP Limited Duration Credit Fund Class 2	2,107	9.12	19,212	20,159	1
FTVIP Franklin Allocation VIP Fund Class 2	800,922	4.41	3,532,066	4,421,553	1
FTVIP Franklin Income VIP Fund Class 2	1,151,285	14.73	16,958,428	17,594,949	1
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	1,272	16.61	21,135	22,594	1
FTVIP Franklin Rising Dividends VIP Fund Class 2	424	27.03	11,464	10,348	1
FTVIP Franklin Strategic Income VIP Fund Class 2	5,064	8.73	44,207	46,857	1
FTVIP Templeton Global Bond VIP Fund Class 2	448	12.48	5,596	5,783	1
Goldman Sachs VIT Government Money Market Fund Institutional Shares	74,729	1.00	74,729	74,729	1
Goldman Sachs VIT Government Money Market Fund Service Shares	26,890,700	1.00	26,890,700	26,890,699	1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	20,082	8.77	176,119	189,640	1
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,805	9.99	38,009	47,361	1
Invesco V.I. American Franchise Fund Series II	164,280	38.85	6,382,284	10,441,159	1
Invesco V.I. American Value Fund Series II	3,355	15.48	51,940	59,967	1
Invesco V.I. Comstock Fund Series II	783,547	20.25	15,866,821	13,524,172	1
Invesco V.I. Equity and Income Fund Series II	8,530	16.03	136,730	164,447	1
Invesco V.I. Growth and Income Fund Series II	969,673	19.77	19,170,431	18,071,904	1
Lord Abbett Bond Debenture Portfolio Class VC	18,896	10.20	192,738	235,597	1
Lord Abbett Developing Growth Portfolio Class VC	6,904	22.15	152,931	247,403	1
Lord Abbett Fundamental Equity Portfolio Class VC	3,737	15.16	56,656	65,944	1
Lord Abbett Growth and Income Portfolio Class VC	240,442	32.80	7,886,485	8,228,010	1
Lord Abbett Mid Cap Stock Portfolio Class VC	4,324	23.08	99,789	92,466	1
Lord Abbett Short Duration Income Portfolio Class VC	23,575	12.99	306,236	339,012	1
Lord Abbett Total Return Portfolio Class VC	1,146	13.95	15,990	18,026	1
Morgan Stanley VIF Global Infrastructure Portfolio Class II	9,395	6.93	65,108	70,761	1
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	2,823	8.20	23,146	25,996	1
PIMCO Dynamic Bond Portfolio Advisor Class	1,740	8.41	14,630	17,761	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	44,920	10.05	451,442	536,886	1
PIMCO Total Return Portfolio Advisor Class	2,233,009	8.98	20,052,424	23,475,908	1
PVC Core Plus Bond Account Class 1	1,616	9.42	15,221	18,419	1
PVC Diversified International Account Class 1	1,507	13.36	20,132	22,745	1
PVC Equity Income Account Class 2	9,542	26.19	249,916	213,534	1
PVC Government & High Quality Bond Account Class 1	39	8.24	317	397	1
PVC Large Cap Growth Account I Class 1	85	30.22	2,562	3,224	1
PVC MidCap Account Class 2	15,187	50.56	767,833	730,675	1
PVC Principal Capital Appreciation Account Class 2	5,898	29.78	175,633	150,591	1
PVC SAM Balanced Portfolio Class 2	264,987	12.50	3,312,341	3,837,939	1
PVC SAM Conservative Balanced Portfolio Class 2	2,639	10.05	26,519	30,894	1
PVC SAM Conservative Growth Portfolio Class 2	32,150	17.31	556,511	573,931	1
PVC SAM Flexible Income Portfolio Class 2	7,566	10.02	75,814	92,476	1
PVC SAM Strategic Growth Portfolio Class 2	18,521	19.39	359,124	370,868	1
PVC Short-Term Income Account Class 1	10,815	2.41	26,065	27,450	1
PVC SmallCap Account Class 2	567	12.91	7,325	8,499	1
SST SA Allocation Balanced Portfolio Class 3	1,757,121	8.62	15,146,385	17,886,403	1
SST SA Allocation Growth Portfolio Class 3	1,745,509	13.11	22,883,622	26,092,181	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2022

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SST SA Allocation Moderate Growth Portfolio Class 3	2,412,895	$9.12	$22,005,598	$26,280,936	1
SST SA Allocation Moderate Portfolio Class 3	1,836,606	9.05	16,621,287	19,778,936	1
SST SA American Century Inflation Protection Portfolio Class 3	2,535,515	8.72	22,109,688	24,926,434	1
SST SA Columbia Focused Value Portfolio Class 3	326	19.67	6,417	6,150	1
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	13,539	9.68	131,061	157,415	1
SST SA Multi-Managed International Equity Portfolio Class 3	4,620	7.63	35,251	39,885	1
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	5,078	7.85	39,866	63,441	1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	768	8.08	6,203	10,823	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	350	15.26	5,340	5,581	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	764,289	10.11	7,726,966	9,508,700	1
SAST SA AB Growth Portfolio Class 1	382,450	43.71	16,716,898	17,731,804	1
SAST SA AB Growth Portfolio Class 3	725,173	41.72	30,254,235	37,629,924	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	1,700,681	12.04	20,476,203	22,573,447	1
SAST SA American Funds Asset Allocation Portfolio Class 3	7,929,561	15.09	119,657,070	121,834,965	1
SAST SA American Funds Global Growth Portfolio Class 3	1,717,270	10.55	18,117,198	20,010,711	1
SAST SA American Funds Growth Portfolio Class 3	3,491,535	11.16	38,965,533	48,577,469	1
SAST SA American Funds Growth-Income Portfolio Class 3	1,965,799	11.08	21,781,054	23,026,319	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	13,271,537	13.65	181,156,486	186,911,806	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	399,162	14.01	5,592,262	6,423,781	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	7,948,764	8.73	69,392,712	86,708,956	1
SAST SA DFA Ultra Short Bond Portfolio Class 1	91,256	10.27	937,198	957,938	1
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,883,380	10.00	18,833,795	19,181,656	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	92,831	12.86	1,193,803	1,483,095	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	100,341	11.12	1,115,789	1,331,066	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	4,720,565	11.03	52,067,831	62,212,291	1
SAST SA Fidelity Institutional AM® International Growth Class 3	132,072	13.44	1,775,043	2,372,806	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	63,124	11.56	729,714	845,245	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	745,426	11.42	8,512,762	9,604,175	1
SAST SA Fixed Income Index Portfolio Class 3	898,267	9.14	8,210,158	9,525,411	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	611,918	9.55	5,843,815	6,319,989	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	673,902	19.28	12,992,823	13,316,473	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	1,045,859	19.12	19,996,829	20,239,415	1
SAST SA Franklin Small Company Value Portfolio Class 3	766,828	14.95	11,464,076	13,416,920	1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	37,047	16.41	607,949	694,656	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	96,112	10.32	991,880	1,221,553	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	1,317,478	10.11	13,319,703	16,553,098	1
SAST SA Franklin Tactical Opportunities Portfolio Class 3	567,453	10.25	5,816,389	6,432,740	1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	682,538	15.68	10,702,202	11,386,467	1
SAST SA Global Index Allocation 75/25 Portfolio Class 3	441,907	16.09	7,110,277	7,472,085	1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,367,636	16.50	22,565,995	22,973,752	1
SAST SA Goldman Sachs Global Bond Portfolio Class 1	49,941	9.12	455,459	561,132	1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	2,221,891	8.89	19,752,615	24,343,130	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	749,079	9.10	6,816,618	8,031,695	1
SAST SA Index Allocation 60/40 Portfolio Class 3	2,191,434	11.88	26,034,234	26,525,536	1
SAST SA Index Allocation 80/20 Portfolio Class 3	4,946,362	12.92	63,907,003	61,341,379	1
SAST SA Index Allocation 90/10 Portfolio Class 3	7,642,953	13.37	102,186,280	100,445,613	1
SAST SA International Index Portfolio Class 3	142,029	11.08	1,573,684	1,714,667	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	33,090	5.52	182,658	287,779	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,834,085	4.67	8,565,179	13,851,028	1
SAST SA Invesco Main Street Large Cap Portfolio Class 1	74,675	16.98	1,267,975	1,321,813	1
SAST SA Invesco Main Street Large Cap Portfolio Class 3	444,501	16.85	7,489,838	9,590,689	1
SAST SA Janus Focused Growth Portfolio Class 1	67,672	12.00	812,062	888,386	1
SAST SA Janus Focused Growth Portfolio Class 3	736,782	11.03	8,126,707	11,592,039	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	232,417	15.66	3,639,650	4,756,597	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,343,438	15.49	20,809,857	26,019,414	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	111,981	6.96	779,386	858,630	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	976,182	6.86	6,696,607	8,077,394	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	166,183	34.73	5,771,535	5,411,184	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	542,907	34.39	18,670,559	19,461,632	1
SAST SA JPMorgan Global Equities Portfolio Class 1	61,759	16.04	990,606	1,130,255	1
SAST SA JPMorgan Global Equities Portfolio Class 3	171,661	15.83	2,717,387	3,153,166	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	80,874	7.87	636,479	757,645	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	6,544,281	7.78	50,914,508	59,255,799	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	251,583	13.76	3,461,784	5,282,127	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	1,717,412	12.02	20,643,287	33,160,890	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2022

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA Large Cap Growth Index Portfolio Class 3	203,358	$17.49	$3,556,738	$4,639,332	1
SAST SA Large Cap Index Portfolio Class 3	247,164	28.06	6,935,419	7,878,423	1
SAST SA Large Cap Value Index Portfolio Class 3	301,717	16.62	5,014,529	5,414,280	1
SAST SA MFS Blue Chip Growth Portfolio Class 1	52,549	10.05	528,121	685,930	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	1,033,025	10	10,133,974.00	13,937,001	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	121,113	19.38	2,347,165	2,678,989	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	649,255	19.25	12,498,156	14,302,383	1
SAST SA MFS Total Return Portfolio Class 1	167,575	17.14	2,872,238	3,052,362	1
SAST SA MFS Total Return Portfolio Class 3	827,285	17.08	14,130,029	15,688,487	1
SAST SA Mid Cap Index Portfolio Class 3	377,145	12.33	4,650,198	5,136,829	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	122,162	8.32	1,016,389	1,084,682	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	694,021	8.26	5,732,614	6,505,092	1
SAST SA PIMCO RAE International Value Portfolio Class 3	1,217,130	12.08	14,702,933	16,440,813	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	11,063,056	8.72	96,469,845	120,481,887	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	219,819	4.74	1,041,943	1,277,981	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,402,789	4.71	6,607,136	7,622,760	1
SAST SA Putnam International Growth and Income Portfolio Class 1	151,273	9.89	1,496,094	1,376,336	1
SAST SA Putnam International Growth and Income Portfolio Class 3	514,646	9.93	5,110,435	4,160,815	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	5,768,279	8.67	50,010,975	61,817,408	1
SAST SA Small Cap Index Portfolio Class 3	435,464	10.53	4,585,440	5,679,018	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	3,418,300	11.70	39,994,111	43,631,576	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	13,138,553	9.72	127,706,735	153,307,813	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	69,039,133	10.24	706,960,724	864,216,325	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	48,229,166	11.29	544,507,285	632,156,257	1
SAST SA VCP Index Allocation Portfolio Class 3	5,420,917	10.40	56,377,538	60,056,007	1
SAST SA Wellington Capital Appreciation Portfolio Class 1	400,853	22.90	9,179,523	15,303,328	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	2,879,674	17.84	51,373,383	94,043,495	1
SAST SA Wellington Government and Quality Bond Portfolio Class 1	97,319	12.85	1,250,544	1,490,720	1
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,164,483	12.82	27,748,666	32,938,943	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	23,151	7.42	171,781	180,922	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	1,391,110	7.36	10,238,570	12,354,728	1
VALIC Company I International Equities Index Fund	15,109	7.02	106,063	104,845	1
VALIC Company I Mid Cap Index Fund	20,136	25.70	517,507	490,363	1
VALIC Company I Nasdaq-100 Index Fund	14,255	17.38	247,752	212,524	1
VALIC Company I Small Cap Index Fund	11,091	16.57	183,779	206,199	1
VALIC Company I Stock Index Fund	27,146	44.49	1,207,727	1,052,523	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 4	American Funds IS Capital Income Builder Class 4	American Funds IS Capital World Bond Fund Class 4	American Funds IS Global Growth Fund Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$50,302	$42,054	$3,522	$134	$29,957
Mortality and expense risk and administrative charges	(22,677)	(22,834)	(1,677)	(681)	(58,935)
Net investment income (loss)	27,625	19,220	1,845	(547)	(28,978)
Net realized gain (loss)	20,488	(17,615)	2,309	(191)	106,864
Capital gain distribution from mutual funds	277,125	234,167	—	1,055	506,985
Change in unrealized appreciation (depreciation) of investments	(753,397)	(576,896)	(17,328)	(11,507)	(2,096,299)
Increase (decrease) in net assets from operations	(428,159)	(341,124)	(13,174)	(11,190)	(1,511,428)

From contract transactions:
Payments received from contract owners	—	749,888	71,377	36,751	50
Payments for contract benefits or terminations	(90,830)	(45,103)	(16,759)	—	(387,653)
Transfers between sub-accounts (including fixed account), net	(30,042)	(41,252)	(10,597)	1,131	157,252
Contract maintenance charges	(13,191)	(49,031)	(421)	(270)	(18,931)
Increase (decrease) in net assets from contract transactions	(134,063)	614,502	43,600	37,612	(249,282)

Increase (decrease) in net assets	(562,222)	273,378	30,426	26,422	(1,760,710)
Net assets at beginning of period	3,090,985	2,187,950	134,988	40,563	5,936,100
Net assets at end of period	$2,528,763	$2,461,328	$165,414	$66,985	$4,175,390

Beginning units	68,413	125,706	10,149	3,812	75,102
Units issued	154	50,384	5,751	4,008	4,023
Units redeemed	(3,377)	(10,796)	(2,340)	(73)	(8,106)
Ending units	65,190	165,294	13,560	7,747	71,019

For the Year Ended December 31, 2021
From operations:
Dividends	$42,624	$24,588	$3,201	$573	$20,835
Mortality and expense risk and administrative charges	(18,958)	(14,286)	(1,595)	(445)	(82,334)
Net investment income (loss)	23,666	10,302	1,606	128	(61,499)
Net realized gain (loss)	112,767	9,031	4,020	18	548,554
Capital gain distribution from mutual funds	61,997	47,195	—	800	308,679
Change in unrealized appreciation (depreciation) of investments	79,098	92,743	10,757	(3,368)	93,803
Increase (decrease) in net assets from operations	277,528	159,271	16,383	(2,422)	889,537

From contract transactions:
Payments received from contract owners	1,486,461	1,461,301	—	10,000	25,181
Payments for contract benefits or terminations	(340,074)	(22,539)	(203)	—	(1,179,480)
Transfers between sub-accounts (including fixed account), net	(99,964)	85,328	(50,368)	346	66,236
Contract maintenance charges	(12,867)	(17,020)	(314)	(137)	(20,663)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	1,089
Increase (decrease) in net assets from contract transactions	1,033,556	1,507,070	(50,885)	10,209	(1,107,637)

Increase (decrease) in net assets	1,311,084	1,666,341	(34,502)	7,787	(218,100)
Net assets at beginning of period	1,779,901	521,609	169,490	32,776	6,154,200
Net assets at end of period	$3,090,985	$2,187,950	$134,988	$40,563	$5,936,100

Beginning units	44,978	34,321	14,304	2,886	89,192
Units issued	33,599	94,216	12	939	2,360
Units redeemed	(10,164)	(2,831)	(4,167)	(13)	(16,450)
Ending units	68,413	125,706	10,149	3,812	75,102

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Global Growth Fund Class 4	American Funds IS Global Small Capitalization Fund Class 4	American Funds IS Growth Fund Class 2	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$1,573	$—	$19,723	$211	$76,357
Mortality and expense risk and administrative charges	(4,193)	(1,001)	(88,818)	(2,427)	(83,079)
Net investment income (loss)	(2,620)	(1,001)	(69,095)	(2,216)	(6,722)
Net realized gain (loss)	1,271	(1,710)	152,263	663	74,660
Capital gain distribution from mutual funds	40,003	30,058	905,794	29,881	607,145
Change in unrealized appreciation (depreciation) of investments	(155,084)	(54,582)	(3,493,593)	(108,809)	(1,957,015)
Increase (decrease) in net assets from operations	(116,430)	(27,235)	(2,504,631)	(80,481)	(1,281,932)

From contract transactions:
Payments received from contract owners	—	30,251	89,668	—	65,956
Payments for contract benefits or terminations	—	—	(578,760)	—	(498,249)
Transfers between sub-accounts (including fixed account), net	2,169	10,861	129,721	1,046	(116,379)
Contract maintenance charges	(1,023)	(286)	(18,151)	(611)	(17,592)
Adjustments to net assets allocated to contracts in payout period	—	—	2,473	—	1,271
Increase (decrease) in net assets from contract transactions	1,146	40,826	(375,049)	435	(564,993)

Increase (decrease) in net assets	(115,284)	13,591	(2,879,680)	(80,046)	(1,846,925)
Net assets at beginning of period	451,093	81,115	8,264,229	260,281	7,378,915
Net assets at end of period	$335,809	$94,706	$5,384,549	$180,235	$5,531,990

Beginning units	20,739	4,586	83,753	8,480	125,504
Units issued	204	3,327	3,796	51	2,451
Units redeemed	(136)	(215)	(8,660)	(28)	(13,849)
Ending units	20,807	7,698	78,889	8,503	114,106

For the Year Ended December 31, 2021
From operations:
Dividends	$913	$—	$17,558	$142	$81,667
Mortality and expense risk and administrative charges	(5,141)	(559)	(118,038)	(2,893)	(102,160)
Net investment income (loss)	(4,228)	(559)	(100,480)	(2,751)	(20,493)
Net realized gain (loss)	2,651	166	588,613	2,019	385,053
Capital gain distribution from mutual funds	20,957	197	1,059,273	31,054	75,865
Change in unrealized appreciation (depreciation) of investments	38,655	(2,809)	(23,198)	13,738	1,089,134
Increase (decrease) in net assets from operations	58,035	(3,005)	1,524,208	44,060	1,529,559

From contract transactions:
Payments received from contract owners	—	72,024	30,053	—	17,819
Payments for contract benefits or terminations	—	—	(948,696)	—	(1,091,472)
Transfers between sub-accounts (including fixed account), net	446	4,036	(163,941)	(1,181)	(274,479)
Contract maintenance charges	(1,022)	(133)	(21,159)	(650)	(19,365)
Adjustments to net assets allocated to contracts in payout period	—	—	1,261	—	677
Increase (decrease) in net assets from contract transactions	(576)	75,927	(1,102,482)	(1,831)	(1,366,820)

Increase (decrease) in net assets	57,459	72,922	421,726	42,229	162,739
Net assets at beginning of period	393,634	8,193	7,842,503	218,052	7,216,176
Net assets at end of period	$451,093	$81,115	$8,264,229	$260,281	$7,378,915

Beginning units	20,768	487	95,481	8,542	149,495
Units issued	41	4,111	1,567	—	794
Units redeemed	(70)	(12)	(13,295)	(62)	(24,785)
Ending units	20,739	4,586	83,753	8,480	125,504

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Growth-Income Fund Class 4	American Funds IS The Bond Fund of America Class 4	AST SA PGI Asset Allocation Portfolio Class 1	AST SA PGI Asset Allocation Portfolio Class 3	BlackRock 60/40 Target Allocation ETF V.I. Fund Class III
For the Year Ended December 31, 2022
From operations:
Dividends	$6,384	$8,939	$—	$—	$885
Mortality and expense risk and administrative charges	(6,282)	(3,956)	—	—	(713)
Net investment income (loss)	102	4,983	—	—	172
Net realized gain (loss)	1,792	(1,851)	—	—	1,048
Capital gain distribution from mutual funds	58,869	3,883	—	—	20
Change in unrealized appreciation (depreciation) of investments	(181,362)	(57,758)	—	—	(14,086)
Increase (decrease) in net assets from operations	(120,599)	(50,743)	—	—	(12,846)

From contract transactions:
Payments received from contract owners	—	7,500	—	—	—
Payments for contract benefits or terminations	—	—	—	—	(25,510)
Transfers between sub-accounts (including fixed account), net	41	(5,889)	—	—	2
Contract maintenance charges	(1,737)	(1,429)	—	—	(21)
Increase (decrease) in net assets from contract transactions	(1,696)	182	—	—	(25,529)

Increase (decrease) in net assets	(122,295)	(50,561)	—	—	(38,375)
Net assets at beginning of period	686,010	367,399	—	—	83,720
Net assets at end of period	$563,715	$316,838	$—	$—	$45,345

Beginning units	32,463	32,194	—	—	5,291
Units issued	24	1,250	—	—	—
Units redeemed	(116)	(1,240)	—	—	(1,922)
Ending units	32,371	32,204	—	—	3,369

For the Year Ended December 31, 2021
From operations:
Dividends	$6,061	$4,250	$72,216	$106,983	$1,420
Mortality and expense risk and administrative charges	(6,752)	(3,626)	(32,636)	(48,243)	(1,176)
Net investment income (loss)	(691)	624	39,580	58,740	244
Net realized gain (loss)	2,863	81	153,357	139,418	6,580
Capital gain distribution from mutual funds	6,228	9,445	287,855	497,203	5,797
Change in unrealized appreciation (depreciation) of investments	117,785	(14,206)	(145,925)	(161,722)	(3,393)
Increase (decrease) in net assets from operations	126,185	(4,056)	334,867	533,639	9,228

From contract transactions:
Payments received from contract owners	—	134,048	—	55,338	—
Payments for contract benefits or terminations	—	—	(404,378)	(229,599)	(17,528)
Transfers between sub-accounts (including fixed account), net	(671)	3,470	(2,472,637)	(4,198,211)	(56)
Contract maintenance charges	(1,722)	(1,266)	(330)	(25,800)	(10)
Adjustments to net assets allocated to contracts in payout period	—	—	881	—	—
Increase (decrease) in net assets from contract transactions	(2,393)	136,252	(2,876,464)	(4,398,272)	(17,594)

Increase (decrease) in net assets	123,792	132,196	(2,541,597)	(3,864,633)	(8,366)
Net assets at beginning of period	562,218	235,203	2,541,597	3,864,633	92,086
Net assets at end of period	$686,010	$367,399	$—	$—	$83,720

Beginning units	32,586	20,245	47,718	134,989	6,460
Units issued	—	12,162	45	10,586	11
Units redeemed	(123)	(213)	(47,763)	(145,575)	(1,180)
Ending units	32,463	32,194	—	—	5,291

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	BlackRock Global Allocation V.I. Fund Class III	Columbia VP Income Opportunities Fund Class 1	Columbia VP Large Cap Growth Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2	FTVIP Franklin Allocation VIP Fund Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$5,407	$—	$100	$64,457
Mortality and expense risk and administrative charges	(569)	(1,665)	(5,233)	(222)	(55,833)
Net investment income (loss)	(569)	3,742	(5,233)	(122)	8,624
Net realized gain (loss)	(10,429)	(2,117)	50,130	(74)	(265,506)
Capital gain distribution from mutual funds	313	3,614	—	—	387,429
Change in unrealized appreciation (depreciation) of investments	(2,232)	(18,603)	(192,848)	(1,485)	(906,104)
Increase (decrease) in net assets from operations	(12,917)	(13,364)	(147,951)	(1,681)	(775,557)

From contract transactions:
Payments received from contract owners	—	—	—	—	242,138
Payments for contract benefits or terminations	(48,513)	(749)	(45,148)	—	(440,412)
Transfers between sub-accounts (including fixed account), net	(16,819)	(5,816)	(4,658)	(1,900)	75,693
Contract maintenance charges	—	(757)	(1,555)	—	(25,797)
Increase (decrease) in net assets from contract transactions	(65,332)	(7,322)	(51,361)	(1,900)	(148,378)

Increase (decrease) in net assets	(78,249)	(20,686)	(199,312)	(3,581)	(923,935)
Net assets at beginning of period	88,880	116,284	478,547	22,793	4,456,001
Net assets at end of period	$10,631	$95,598	$279,235	$19,212	$3,532,066

Beginning units	6,100	3,907	17,054	2,123	243,913
Units issued	33	58	1,629	81	26,709
Units redeemed	(5,239)	(336)	(3,946)	(272)	(37,313)
Ending units	894	3,629	14,737	1,932	233,309

For the Year Ended December 31, 2021
From operations:
Dividends	$704	$10,286	$—	$300	$72,557
Mortality and expense risk and administrative charges	(1,107)	(1,813)	(7,421)	(234)	(61,870)
Net investment income (loss)	(403)	8,473	(7,421)	66	10,687
Net realized gain (loss)	3,757	(327)	65,018	19	(102,918)
Capital gain distribution from mutual funds	14,309	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(13,561)	(5,070)	55,696	(499)	497,138
Increase (decrease) in net assets from operations	4,102	3,076	113,293	(414)	404,907

From contract transactions:
Payments received from contract owners	—	—	—	—	275,912
Payments for contract benefits or terminations	(13,173)	(732)	(45,833)	—	(379,148)
Transfers between sub-accounts (including fixed account), net	(15,457)	7,478	(37,464)	2,905	154,890
Contract maintenance charges	(9)	(680)	(1,942)	—	(19,273)
Increase (decrease) in net assets from contract transactions	(28,639)	6,066	(85,239)	2,905	32,381

Increase (decrease) in net assets	(24,537)	9,142	28,054	2,491	437,288
Net assets at beginning of period	113,417	107,142	450,493	20,302	4,018,713
Net assets at end of period	$88,880	$116,284	$478,547	$22,793	$4,456,001

Beginning units	8,112	3,702	20,344	1,854	242,404
Units issued	316	277	351	279	28,207
Units redeemed	(2,328)	(72)	(3,641)	(10)	(26,698)
Ending units	6,100	3,907	17,054	2,123	243,913

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	FTVIP Franklin Rising Dividends VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2	FTVIP Templeton Global Bond VIP Fund Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$813,982	$196	$109	$941	$—
Mortality and expense risk and administrative charges	(231,626)	(155)	(148)	(239)	(32)
Net investment income (loss)	582,356	41	(39)	702	(32)
Net realized gain (loss)	35,030	(190)	633	(81)	(136)
Capital gain distribution from mutual funds	330,399	1,174	1,733	—	—
Change in unrealized appreciation (depreciation) of investments	(2,161,706)	(1,460)	(4,168)	(2,580)	57
Increase (decrease) in net assets from operations	(1,213,921)	(435)	(1,841)	(1,959)	(111)

From contract transactions:
Payments received from contract owners	2,726,651	22,500	—	34,085	5,000
Payments for contract benefits or terminations	(1,358,263)	—	(2,318)	—	(544)
Transfers between sub-accounts (including fixed account), net	323,095	(868)	(838)	(195)	(1)
Contract maintenance charges	(175,592)	(62)	(113)	(30)	(16)
Increase (decrease) in net assets from contract transactions	1,515,891	21,570	(3,269)	33,860	4,439

Increase (decrease) in net assets	301,970	21,135	(5,110)	31,901	4,328
Net assets at beginning of period	16,656,458	—	16,574	12,306	1,268
Net assets at end of period	$16,958,428	$21,135	$11,464	$44,207	$5,596

Beginning units	890,564	—	743	1,145	148
Units issued	274,985	1,829	9	3,460	615
Units redeemed	(197,567)	(84)	(171)	(58)	(68)
Ending units	967,982	1,745	581	4,547	695

For the Year Ended December 31, 2021
From operations:
Dividends	$739,636	$—	$135	$400	$—
Mortality and expense risk and administrative charges	(229,041)	—	(176)	(174)	(15)
Net investment income (loss)	510,595	—	(41)	226	(15)
Net realized gain (loss)	10,722	—	378	(1,681)	(13)
Capital gain distribution from mutual funds	—	—	510	—	—
Change in unrealized appreciation (depreciation) of investments	1,717,669	—	2,695	1,550	(55)
Increase (decrease) in net assets from operations	2,238,986	—	3,542	95	(83)

From contract transactions:
Payments received from contract owners	1,250,316	—	—	—	—
Payments for contract benefits or terminations	(1,819,997)	—	(246)	(15,693)	(72)
Transfers between sub-accounts (including fixed account), net	66,566	—	(1,132)	(59,388)	(1)
Contract maintenance charges	(135,687)	—	(110)	(2)	(8)
Increase (decrease) in net assets from contract transactions	(638,802)	—	(1,488)	(75,083)	(81)

Increase (decrease) in net assets	1,600,184	—	2,054	(74,988)	(164)
Net assets at beginning of period	15,056,274	—	14,520	87,294	1,432
Net assets at end of period	$16,656,458	$—	$16,574	$12,306	$1,268

Beginning units	927,896	—	816	8,011	157
Units issued	97,616	—	—	37	—
Units redeemed	(134,948)	—	(73)	(6,903)	(9)
Ending units	890,564	—	743	1,145	148
  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	Invesco V.I. American Franchise Fund Series II
For the Year Ended December 31, 2022
From operations:
Dividends	$1,163	$359,641	$6,137	$—	$—
Mortality and expense risk and administrative charges	(1,039)	(358,069)	(1,616)	(457)	(81,786)
Net investment income (loss)	124	1,572	4,521	(457)	(81,786)
Net realized gain (loss)	—	—	(401)	(53)	(125,242)
Capital gain distribution from mutual funds	—	—	—	1,552	2,002,102
Change in unrealized appreciation (depreciation) of investments	—	—	(15,592)	(10,571)	(4,147,572)
Increase (decrease) in net assets from operations	124	1,572	(11,472)	(9,529)	(2,352,498)

From contract transactions:
Payments received from contract owners	—	2,092,073	—	—	802,801
Payments for contract benefits or terminations	—	(8,818,446)	(10,758)	—	(275,783)
Transfers between sub-accounts (including fixed account), net	—	15,835,086	162,429	—	1,839,555
Contract maintenance charges	(31)	(458,313)	(2)	—	(112,706)
Increase (decrease) in net assets from contract transactions	(31)	8,650,400	151,669	—	2,253,867

Increase (decrease) in net assets	93	8,651,972	140,197	(9,529)	(98,631)
Net assets at beginning of period	74,636	18,238,728	35,922	47,538	6,480,915
Net assets at end of period	$74,729	$26,890,700	$176,119	$38,009	$6,382,284

Beginning units	7,644	1,886,481	3,647	3,504	140,886
Units issued	—	2,808,368	16,261	—	76,136
Units redeemed	(4)	(1,905,211)	(1,214)	—	(13,355)
Ending units	7,640	2,789,638	18,694	3,504	203,667

For the Year Ended December 31, 2021
From operations:
Dividends	$4	$1,166	$469	$—	$—
Mortality and expense risk and administrative charges	(1,053)	(259,566)	(507)	(495)	(61,959)
Net investment income (loss)	(1,049)	(258,400)	(38)	(495)	(61,959)
Net realized gain (loss)	—	—	983	40	100,153
Capital gain distribution from mutual funds	—	—	—	5,704	684,620
Change in unrealized appreciation (depreciation) of investments	—	—	338	917	(372,789)
Increase (decrease) in net assets from operations	(1,049)	(258,400)	1,283	6,166	350,025

From contract transactions:
Payments received from contract owners	—	1,009,633	—	—	2,378,475
Payments for contract benefits or terminations	—	(10,831,921)	(10,382)	—	(93,345)
Transfers between sub-accounts (including fixed account), net	1	2,999,923	(9,196)	—	1,102,175
Contract maintenance charges	(30)	(291,356)	(2)	—	(49,115)
Increase (decrease) in net assets from contract transactions	(29)	(7,113,721)	(19,580)	—	3,338,190

Increase (decrease) in net assets	(1,078)	(7,372,121)	(18,297)	6,166	3,688,215
Net assets at beginning of period	75,714	25,610,849	54,219	41,372	2,792,700
Net assets at end of period	$74,636	$18,238,728	$35,922	$47,538	$6,480,915

Beginning units	7,647	2,623,759	5,642	3,504	68,113
Units issued	—	1,564,429	82	—	82,957
Units redeemed	(3)	(2,301,707)	(2,077)	—	(10,184)
Ending units	7,644	1,886,481	3,647	3,504	140,886

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. American Value Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Comstock Fund Series II	Invesco V.I. Equity and Income Fund Series II	Invesco V.I. Growth and Income Fund Series II
For the Year Ended December 31, 2022
From operations:
Dividends	$266	$—	$230,950	$2,073	$264,288
Mortality and expense risk and administrative charges	(678)	(29)	(233,683)	(1,735)	(300,018)
Net investment income (loss)	(412)	(29)	(2,733)	338	(35,730)
Net realized gain (loss)	(1,251)	31	653,666	373	472,508
Capital gain distribution from mutual funds	10,763	—	526,626	19,131	1,937,446
Change in unrealized appreciation (depreciation) of investments	(11,223)	(366)	(1,280,293)	(33,548)	(4,006,347)
Increase (decrease) in net assets from operations	(2,123)	(364)	(102,734)	(13,706)	(1,632,123)

From contract transactions:
Payments received from contract owners	—	—	2,097,250	—	1,214,770
Payments for contract benefits or terminations	—	(4,443)	(1,526,536)	—	(1,720,425)
Transfers between sub-accounts (including fixed account), net	(8,407)	(2)	(1,057,671)	(10,534)	(1,556,466)
Contract maintenance charges	(110)	—	(228,075)	(315)	(220,085)
Increase (decrease) in net assets from contract transactions	(8,517)	(4,445)	(715,032)	(10,849)	(2,282,206)

Increase (decrease) in net assets	(10,640)	(4,809)	(817,766)	(24,555)	(3,914,329)
Net assets at beginning of period	62,580	4,809	16,684,587	161,285	23,084,760
Net assets at end of period	$51,940	$—	$15,866,821	$136,730	$19,170,431

Beginning units	4,411	339	589,410	10,240	775,982
Units issued	195	—	182,763	75	109,440
Units redeemed	(792)	(339)	(202,969)	(795)	(183,860)
Ending units	3,814	—	569,204	9,520	701,562

For the Year Ended December 31, 2021
From operations:
Dividends	$147	$142	$253,795	$2,624	$301,851
Mortality and expense risk and administrative charges	(393)	(77)	(215,957)	(1,195)	(329,808)
Net investment income (loss)	(246)	65	37,838	1,429	(27,957)
Net realized gain (loss)	198	3,234	331,924	503	561,478
Capital gain distribution from mutual funds	—	153	—	1,566	—
Change in unrealized appreciation (depreciation) of investments	3,196	(2,458)	3,616,960	6,214	4,655,868
Increase (decrease) in net assets from operations	3,148	994	3,986,722	9,712	5,189,389

From contract transactions:
Payments received from contract owners	62,024	—	2,096,032	124,048	1,312,720
Payments for contract benefits or terminations	—	(13,224)	(1,516,377)	—	(2,225,228)
Transfers between sub-accounts (including fixed account), net	(2,537)	(20,166)	(967,214)	(3,249)	(1,885,324)
Contract maintenance charges	(55)	(14)	(147,437)	(201)	(190,088)
Adjustments to net assets allocated to contracts in payout period	—	—	620	—	5
Increase (decrease) in net assets from contract transactions	59,432	(33,404)	(534,376)	120,598	(2,987,915)

Increase (decrease) in net assets	62,580	(32,410)	3,452,346	130,310	2,201,474
Net assets at beginning of period	—	37,219	13,232,241	30,975	20,883,286
Net assets at end of period	$62,580	$4,809	$16,684,587	$161,285	$23,084,760

Beginning units	—	2,832	605,808	2,300	882,296
Units issued	4,686	—	125,709	8,187	66,217
Units redeemed	(275)	(2,493)	(142,107)	(247)	(172,531)
Ending units	4,411	339	589,410	10,240	775,982

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Developing Growth Portfolio Class VC	Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Growth and Income Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
For the Year Ended December 31, 2022
From operations:
Dividends	$9,016	$—	$631	$109,156	$850
Mortality and expense risk and administrative charges	(2,367)	(2,050)	(637)	(124,186)	(981)
Net investment income (loss)	6,649	(2,050)	(6)	(15,030)	(131)
Net realized gain (loss)	(758)	(542)	12	94,674	7,242
Capital gain distribution from mutual funds	542	—	7,581	665,012	6,459
Change in unrealized appreciation (depreciation) of investments	(36,833)	(86,202)	(16,011)	(1,759,541)	(29,744)
Increase (decrease) in net assets from operations	(30,400)	(88,794)	(8,424)	(1,014,885)	(16,174)

From contract transactions:
Payments received from contract owners	5,000	—	—	320,697	—
Payments for contract benefits or terminations	(1,409)	—	—	(708,662)	(12,384)
Transfers between sub-accounts (including fixed account), net	(580)	480	—	(181,551)	(2,891)
Contract maintenance charges	(664)	(379)	—	(89,078)	(252)
Increase (decrease) in net assets from contract transactions	2,347	101	—	(658,594)	(15,527)

Increase (decrease) in net assets	(28,053)	(88,693)	(8,424)	(1,673,479)	(31,701)
Net assets at beginning of period	220,791	241,624	65,080	9,559,964	131,490
Net assets at end of period	$192,738	$152,931	$56,656	$7,886,485	$99,789

Beginning units	17,097	10,247	3,734	368,455	3,802
Units issued	477	34	—	36,951	6
Units redeemed	(260)	(28)	—	(63,264)	(529)
Ending units	17,314	10,253	3,734	342,142	3,279

For the Year Ended December 31, 2021
From operations:
Dividends	$6,693	$—	$507	$96,567	$726
Mortality and expense risk and administrative charges	(2,415)	(3,091)	(654)	(136,714)	(1,106)
Net investment income (loss)	4,278	(3,091)	(147)	(40,147)	(380)
Net realized gain (loss)	110	1,331	56	444,038	3,356
Capital gain distribution from mutual funds	3,541	60,568	2,619	990,298	11,746
Change in unrealized appreciation (depreciation) of investments	(3,975)	(68,612)	10,868	776,239	14,486
Increase (decrease) in net assets from operations	3,954	(9,804)	13,396	2,170,428	29,208

From contract transactions:
Payments received from contract owners	50,000	—	—	650,401	—
Payments for contract benefits or terminations	(182)	—	—	(1,002,863)	(1,510)
Transfers between sub-accounts (including fixed account), net	147	496	1	(617,134)	(3,871)
Contract maintenance charges	(526)	(458)	—	(73,971)	(249)
Adjustments to net assets allocated to contracts in payout period	—	—	—	2	—
Increase (decrease) in net assets from contract transactions	49,439	38	1	(1,043,565)	(5,630)

Increase (decrease) in net assets	53,393	(9,766)	13,397	1,126,863	23,578
Net assets at beginning of period	167,398	251,390	51,683	8,433,101	107,912
Net assets at end of period	$220,791	$241,624	$65,080	$9,559,964	$131,490

Beginning units	13,228	10,245	3,734	409,829	3,981
Units issued	3,953	20	—	37,495	29
Units redeemed	(84)	(18)	—	(78,869)	(208)
Ending units	17,097	10,247	3,734	368,455	3,802

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Lord Abbett Short Duration Income Portfolio Class VC	Lord Abbett Total Return Portfolio Class VC	Morgan Stanley VIF Global Infrastructure Portfolio Class II	Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	PIMCO All Asset Portfolio Advisor Class
For the Year Ended December 31, 2022
From operations:
Dividends	$8,780	$534	$1,821	$—	$710
Mortality and expense risk and administrative charges	(4,083)	(138)	(1,022)	(336)	(166)
Net investment income (loss)	4,697	396	799	(336)	544
Net realized gain (loss)	(1,412)	(35)	(28)	40	(1,842)
Capital gain distribution from mutual funds	—	35	3,853	4,144	1,199
Change in unrealized appreciation (depreciation) of investments	(24,275)	(2,036)	(11,609)	(7,182)	(2,930)
Increase (decrease) in net assets from operations	(20,990)	(1,640)	(6,985)	(3,334)	(3,029)

From contract transactions:
Payments received from contract owners	—	17,126	—	—	—
Payments for contract benefits or terminations	(472)	—	(196)	(230)	(13,468)
Transfers between sub-accounts (including fixed account), net	(8,451)	561	(604)	2	1
Contract maintenance charges	(11)	(57)	(9)	(3)	—
Increase (decrease) in net assets from contract transactions	(8,934)	17,630	(809)	(231)	(13,467)

Increase (decrease) in net assets	(29,924)	15,990	(7,794)	(3,565)	(16,496)
Net assets at beginning of period	336,160	—	72,902	26,711	16,496
Net assets at end of period	$306,236	$15,990	$65,108	$23,146	$—

Beginning units	31,597	—	5,600	2,136	1,197
Units issued	350	1,687	25	—	—
Units redeemed	(1,219)	(25)	(84)	(21)	(1,197)
Ending units	30,728	1,662	5,541	2,115	—

For the Year Ended December 31, 2021
From operations:
Dividends	$7,348	$—	$1,630	$76	$1,729
Mortality and expense risk and administrative charges	(4,380)	—	(1,056)	(363)	(222)
Net investment income (loss)	2,968	—	574	(287)	1,507
Net realized gain (loss)	(599)	—	326	1,206	50
Capital gain distribution from mutual funds	—	—	2,520	1,578	—
Change in unrealized appreciation (depreciation) of investments	(4,595)	—	4,661	1,472	523
Increase (decrease) in net assets from operations	(2,226)	—	8,081	3,969	2,080

From contract transactions:
Payments for contract benefits or terminations	(48,235)	—	(10,458)	(11,009)	—
Transfers between sub-accounts (including fixed account), net	11,523	—	446	(405)	—
Contract maintenance charges	(10)	—	(8)	(3)	—
Increase (decrease) in net assets from contract transactions	(36,722)	—	(10,020)	(11,417)	—

Increase (decrease) in net assets	(38,948)	—	(1,939)	(7,448)	2,080
Net assets at beginning of period	375,108	—	74,841	34,159	14,416
Net assets at end of period	$336,160	$—	$72,902	$26,711	$16,496

Beginning units	35,015	—	6,431	3,177	1,197
Units issued	1,084	—	43	—	—
Units redeemed	(4,502)	—	(874)	(1,041)	—
Ending units	31,597	—	5,600	2,136	1,197

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	PVC Core Plus Bond Account Class 1	PVC Diversified International Account Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$397	$19,626	$461,638	$518	$552
Mortality and expense risk and administrative charges	(211)	(5,200)	(233,748)	(292)	(343)
Net investment income (loss)	186	14,426	227,890	226	209
Net realized gain (loss)	(47)	(14,576)	(444,506)	(309)	18
Capital gain distribution from mutual funds	1,578	—	—	196	1,963
Change in unrealized appreciation (depreciation) of investments	(2,953)	(73,125)	(2,812,270)	(3,190)	(7,636)
Increase (decrease) in net assets from operations	(1,236)	(73,275)	(3,028,886)	(3,077)	(5,446)

From contract transactions:
Payments received from contract owners	—	128,116	5,562,862	—	—
Payments for contract benefits or terminations	(132)	(17,638)	(480,086)	(2,249)	—
Transfers between sub-accounts (including fixed account), net	—	3,638	941,175	(1)	—
Contract maintenance charges	(2)	(6,550)	(349,943)	—	—
Increase (decrease) in net assets from contract transactions	(134)	107,566	5,674,008	(2,250)	—

Increase (decrease) in net assets	(1,370)	34,291	2,645,122	(5,327)	(5,446)
Net assets at beginning of period	16,000	417,151	17,407,302	20,548	25,578
Net assets at end of period	$14,630	$451,442	$20,052,424	$15,221	$20,132

Beginning units	1,464	39,908	1,672,554	1,895	2,444
Units issued	—	19,113	929,970	—	—
Units redeemed	(13)	(6,658)	(323,040)	(232)	—
Ending units	1,451	52,363	2,279,484	1,663	2,444

For the Year Ended December 31, 2021
From operations:
Dividends	$321	$14,655	$199,401	$562	$220
Mortality and expense risk and administrative charges	(228)	(4,188)	(149,183)	(375)	(293)
Net investment income (loss)	93	10,467	50,218	187	(73)
Net realized gain (loss)	255	(292)	(8,233)	108	136
Capital gain distribution from mutual funds	279	—	465,469	536	81
Change in unrealized appreciation (depreciation) of investments	(631)	(21,952)	(706,453)	(1,330)	1,063
Increase (decrease) in net assets from operations	(4)	(11,777)	(198,999)	(499)	1,207

From contract transactions:
Payments received from contract owners	—	130,024	9,170,480	—	—
Payments for contract benefits or terminations	(7,529)	(19,270)	(207,958)	(2,827)	(257)
Transfers between sub-accounts (including fixed account), net	743	80,217	2,888,334	2	8,604
Contract maintenance charges	(1)	(3,268)	(146,668)	(6)	(1)
Increase (decrease) in net assets from contract transactions	(6,787)	187,703	11,704,188	(2,831)	8,346

Increase (decrease) in net assets	(6,791)	175,926	11,505,189	(3,330)	9,553
Net assets at beginning of period	22,791	241,225	5,902,113	23,878	16,025
Net assets at end of period	$16,000	$417,151	$17,407,302	$20,548	$25,578

Beginning units	2,081	21,837	552,530	2,156	1,641
Units issued	75	20,065	1,202,470	—	827
Units redeemed	(692)	(1,994)	(82,446)	(261)	(24)
Ending units	1,464	39,908	1,672,554	1,895	2,444

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Equity Income Account Class 2	PVC Government & High Quality Bond Account Class 1	PVC Large Cap Growth Account I Class 1	PVC MidCap Account Class 2	PVC Principal Capital Appreciation Account Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$4,603	$5	$—	$—	$1,171
Mortality and expense risk and administrative charges	(4,229)	(6)	(50)	(13,816)	(3,088)
Net investment income (loss)	374	(1)	(50)	(13,816)	(1,917)
Net realized gain (loss)	9,054	(1)	163	2,690	5,588
Capital gain distribution from mutual funds	29,639	—	347	86,367	22,880
Change in unrealized appreciation (depreciation) of investments	(76,433)	(47)	(2,057)	(328,503)	(66,657)
Increase (decrease) in net assets from operations	(37,366)	(49)	(1,597)	(253,262)	(40,106)

From contract transactions:
Payments for contract benefits or terminations	(19,845)	—	(933)	(17,719)	(11,053)
Transfers between sub-accounts (including fixed account), net	(1)	—	—	1	805
Contract maintenance charges	(66)	—	(3)	(806)	(82)
Increase (decrease) in net assets from contract transactions	(19,912)	—	(936)	(18,524)	(10,330)

Increase (decrease) in net assets	(57,278)	(49)	(2,533)	(271,786)	(50,436)
Net assets at beginning of period	307,194	366	5,095	1,039,619	226,069
Net assets at end of period	$249,916	$317	$2,562	$767,833	$175,633

Beginning units	11,050	46	277	23,249	5,085
Units issued	—	—	—	—	33
Units redeemed	(824)	—	(62)	(522)	(306)
Ending units	10,226	46	215	22,727	4,812

For the Year Ended December 31, 2021
From operations:
Dividends	$5,464	$14	$—	$—	$1,528
Mortality and expense risk and administrative charges	(4,668)	(10)	(80)	(16,124)	(3,444)
Net investment income (loss)	796	4	(80)	(16,124)	(1,916)
Net realized gain (loss)	12,061	(15)	266	42,656	7,952
Capital gain distribution from mutual funds	171	—	618	63,186	8,158
Change in unrealized appreciation (depreciation) of investments	40,157	(6)	138	100,695	33,396
Increase (decrease) in net assets from operations	53,185	(17)	942	190,413	47,590

From contract transactions:
Payments for contract benefits or terminations	(14,602)	(224)	(783)	(5,260)	(13,082)
Transfers between sub-accounts (including fixed account), net	(1)	—	(1)	(244,002)	(1,582)
Contract maintenance charges	(76)	(1)	(5)	(788)	(99)
Increase (decrease) in net assets from contract transactions	(14,679)	(225)	(789)	(250,050)	(14,763)

Increase (decrease) in net assets	38,506	(242)	153	(59,637)	32,827
Net assets at beginning of period	268,688	608	4,942	1,099,256	193,242
Net assets at end of period	$307,194	$366	$5,095	$1,039,619	$226,069

Beginning units	11,633	73	323	30,284	5,454
Units issued	234	—	—	—	—
Units redeemed	(817)	(27)	(46)	(7,035)	(369)
Ending units	11,050	46	277	23,249	5,085

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Balanced Portfolio Class 2	PVC SAM Conservative Balanced Portfolio Class 2	PVC SAM Conservative Growth Portfolio Class 2	PVC SAM Flexible Income Portfolio Class 2	PVC SAM Strategic Growth Portfolio Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$79,966	$623	$11,114	$2,143	$7,412
Mortality and expense risk and administrative charges	(63,192)	(474)	(9,352)	(1,369)	(5,947)
Net investment income (loss)	16,774	149	1,762	774	1,465
Net realized gain (loss)	(41,277)	23	4,211	(189)	729
Capital gain distribution from mutual funds	497,803	2,637	65,408	6,362	41,186
Change in unrealized appreciation (depreciation) of investments	(1,282,351)	(7,911)	(205,648)	(20,515)	(134,552)
Increase (decrease) in net assets from operations	(809,051)	(5,102)	(134,267)	(13,568)	(91,172)

From contract transactions:
Payments for contract benefits or terminations	(658,713)	—	(10,870)	(4,928)	—
Transfers between sub-accounts (including fixed account), net	(101,466)	—	1	—	1
Contract maintenance charges	(13,346)	(30)	(274)	(10)	(428)
Adjustments to net assets allocated to contracts in payout period	2,533	—	—	1,645	—
Increase (decrease) in net assets from contract transactions	(770,992)	(30)	(11,143)	(3,293)	(427)

Increase (decrease) in net assets	(1,580,043)	(5,132)	(145,410)	(16,861)	(91,599)
Net assets at beginning of period	4,892,384	31,651	701,921	92,675	450,723
Net assets at end of period	$3,312,341	$26,519	$556,511	$75,814	$359,124

Beginning units	231,469	2,373	28,037	6,631	15,456
Units issued	336	—	—	126	—
Units redeemed	(41,758)	(2)	(506)	(383)	(17)
Ending units	190,047	2,371	27,531	6,374	15,439

For the Year Ended December 31, 2021
From operations:
Dividends	$66,647	$520	$6,897	$2,179	$3,400
Mortality and expense risk and administrative charges	(82,761)	(527)	(10,536)	(1,610)	(6,656)
Net investment income (loss)	(16,114)	(7)	(3,639)	569	(3,256)
Net realized gain (loss)	(27,767)	(46)	6,346	975	2,031
Capital gain distribution from mutual funds	103,122	411	13,487	1,538	9,451
Change in unrealized appreciation (depreciation) of investments	472,539	1,904	79,368	1,436	59,582
Increase (decrease) in net assets from operations	531,780	2,262	95,562	4,518	67,808

From contract transactions:
Payments received from contract owners	49,453	—	—	—	—
Payments for contract benefits or terminations	(505,614)	(223)	(9,345)	(8,449)	(1,653)
Transfers between sub-accounts (including fixed account), net	(907,368)	—	1	(1)	(1)
Contract maintenance charges	(14,869)	(31)	(323)	(20)	(428)
Adjustments to net assets allocated to contracts in payout period	2,424	—	—	742	—
Increase (decrease) in net assets from contract transactions	(1,375,974)	(254)	(9,667)	(7,728)	(2,082)

Increase (decrease) in net assets	(844,194)	2,008	85,895	(3,210)	65,726
Net assets at beginning of period	5,736,578	29,643	616,026	95,885	384,997
Net assets at end of period	$4,892,384	$31,651	$701,921	$92,675	$450,723

Beginning units	303,876	2,392	28,447	7,185	15,538
Units issued	3,160	—	—	497	—
Units redeemed	(75,567)	(19)	(410)	(1,051)	(82)
Ending units	231,469	2,373	28,037	6,631	15,456

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Short-Term Income Account Class 1	PVC SmallCap Account Class 2	SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$308	$—	$428,531	$570,451	$655,340
Mortality and expense risk and administrative charges	(416)	(124)	(208,905)	(275,664)	(287,440)
Net investment income (loss)	(108)	(124)	219,626	294,787	367,900
Net realized gain (loss)	(24)	75	(220,415)	48,866	(291,630)
Capital gain distribution from mutual funds	38	1,392	779,433	1,354,518	1,538,108
Change in unrealized appreciation (depreciation) of investments	(1,304)	(3,477)	(3,666,885)	(5,995,163)	(5,963,775)
Increase (decrease) in net assets from operations	(1,398)	(2,134)	(2,888,241)	(4,296,992)	(4,349,397)

From contract transactions:
Payments received from contract owners	—	—	1,791,215	6,638,335	5,377,659
Payments for contract benefits or terminations	(407)	(432)	(1,209,051)	(991,978)	(1,617,954)
Transfers between sub-accounts (including fixed account), net	(803)	1	523,824	906,513	(666,122)
Contract maintenance charges	(27)	(2)	(244,840)	(391,279)	(380,805)
Increase (decrease) in net assets from contract transactions	(1,237)	(433)	861,148	6,161,591	2,712,778

Increase (decrease) in net assets	(2,635)	(2,567)	(2,027,093)	1,864,599	(1,636,619)
Net assets at beginning of period	28,700	9,892	17,173,478	21,019,023	23,642,217
Net assets at end of period	$26,065	$7,325	$15,146,385	$22,883,622	$22,005,598

Beginning units	3,800	477	872,369	833,461	1,048,936
Units issued	56	—	151,281	396,674	329,430
Units redeemed	(226)	(23)	(101,260)	(88,798)	(195,039)
Ending units	3,630	454	922,390	1,141,337	1,183,327

For the Year Ended December 31, 2021
From operations:
Dividends	$436	$14	$155,014	$375,074	$401,347
Mortality and expense risk and administrative charges	(439)	(151)	(227,588)	(240,424)	(303,898)
Net investment income (loss)	(3)	(137)	(72,574)	134,650	97,449
Net realized gain (loss)	27	66	3,670	337,664	251,361
Capital gain distribution from mutual funds	130	297	530,632	1,436,340	2,058,299
Change in unrealized appreciation (depreciation) of investments	(796)	1,296	485,558	395,300	(211,093)
Increase (decrease) in net assets from operations	(642)	1,522	947,286	2,303,954	2,196,016

From contract transactions:
Payments received from contract owners	—	—	1,548,016	4,795,161	4,183,928
Payments for contract benefits or terminations	(287)	(133)	(1,564,220)	(1,099,259)	(2,537,478)
Transfers between sub-accounts (including fixed account), net	1,583	—	627,894	440,548	(37,748)
Contract maintenance charges	(28)	(1)	(203,419)	(246,197)	(283,353)
Increase (decrease) in net assets from contract transactions	1,268	(134)	408,271	3,890,253	1,325,349

Increase (decrease) in net assets	626	1,388	1,355,557	6,194,207	3,521,365
Net assets at beginning of period	28,074	8,504	15,817,921	14,824,816	20,120,852
Net assets at end of period	$28,700	$9,892	$17,173,478	$21,019,023	$23,642,217

Beginning units	3,633	484	847,726	667,052	1,001,504
Units issued	207	—	140,789	243,463	213,696
Units redeemed	(40)	(7)	(116,146)	(77,054)	(166,264)
Ending units	3,800	477	872,369	833,461	1,048,936

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Moderate Portfolio Class 3	SST SA American Century Inflation Protection Portfolio Class 3	SST SA Columbia Focused Value Portfolio Class 3	SST SA Multi- Managed Diversified Fixed Income Portfolio Class 3	SST SA Multi- Managed International Equity Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$498,371	$530,839	$98	$2,544	$662
Mortality and expense risk and administrative charges	(227,711)	(316,370)	(70)	(1,640)	(450)
Net investment income (loss)	270,660	214,469	28	904	212
Net realized gain (loss)	(93,351)	81,169	14	(1,601)	(70)
Capital gain distribution from mutual funds	1,129,581	341,766	690	—	2,522
Change in unrealized appreciation (depreciation) of investments	(4,577,899)	(3,693,363)	(937)	(23,426)	(9,931)
Increase (decrease) in net assets from operations	(3,271,009)	(3,055,959)	(205)	(24,123)	(7,267)

From contract transactions:
Payments received from contract owners	2,477,131	2,454,209	—	—	—
Payments for contract benefits or terminations	(867,875)	(1,823,106)	—	(3,296)	—
Transfers between sub-accounts (including fixed account), net	456,113	353,586	1	298	226
Contract maintenance charges	(260,254)	(420,598)	—	—	—
Increase (decrease) in net assets from contract transactions	1,805,115	564,091	1	(2,998)	226

Increase (decrease) in net assets	(1,465,894)	(2,491,868)	(204)	(27,121)	(7,041)
Net assets at beginning of period	18,087,181	24,601,556	6,621	158,182	42,292
Net assets at end of period	$16,621,287	$22,109,688	$6,417	$131,061	$35,251

Beginning units	839,345	1,939,086	332	14,062	3,025
Units issued	160,267	599,667	—	892	213
Units redeemed	(69,274)	(558,704)	—	(1,170)	(178)
Ending units	930,338	1,980,049	332	13,784	3,060

For the Year Ended December 31, 2021
From operations:
Dividends	$334,458	$556,990	$227	$5,580	$1,025
Mortality and expense risk and administrative charges	(239,955)	(320,268)	(69)	(1,816)	(508)
Net investment income (loss)	94,503	236,722	158	3,764	517
Net realized gain (loss)	125,210	202,500	17	2,991	101
Capital gain distribution from mutual funds	1,501,417	736,874	664	6,597	2,536
Change in unrealized appreciation (depreciation) of investments	(268,912)	(538,456)	440	(17,457)	491
Increase (decrease) in net assets from operations	1,452,218	637,640	1,279	(4,105)	3,645

From contract transactions:
Payments received from contract owners	1,773,279	2,960,983	—	—	—
Payments for contract benefits or terminations	(1,147,804)	(2,236,653)	—	(34,060)	—
Transfers between sub-accounts (including fixed account), net	246,716	2,297,619	—	19,521	516
Contract maintenance charges	(206,860)	(328,357)	—	—	—
Adjustments to net assets allocated to contracts in payout period	102	8	—	—	—
Increase (decrease) in net assets from contract transactions	665,433	2,693,600	—	(14,539)	516

Increase (decrease) in net assets	2,117,651	3,331,240	1,279	(18,644)	4,161
Net assets at beginning of period	15,969,530	21,270,316	5,342	176,826	38,131
Net assets at end of period	$18,087,181	$24,601,556	$6,621	$158,182	$42,292

Beginning units	810,101	1,730,326	332	15,245	2,988
Units issued	119,333	550,221	—	1,788	37
Units redeemed	(90,089)	(341,461)	—	(2,971)	—
Ending units	839,345	1,939,086	332	14,062	3,025

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Multi- Managed Large Cap Growth Portfolio Class 3	SST SA Multi- Managed Mid Cap Growth Portfolio Class 3	SST SA Multi- Managed Mid Cap Value Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	SAST SA AB Growth Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$29	$90,265	$—
Mortality and expense risk and administrative charges	(679)	(73)	(60)	(99,647)	(293,102)
Net investment income (loss)	(679)	(73)	(31)	(9,382)	(293,102)
Net realized gain (loss)	(7,700)	(16)	4	37,180	737,152
Capital gain distribution from mutual funds	7,353	2,093	783	1,341,105	2,947,746
Change in unrealized appreciation (depreciation) of investments	(30,256)	(4,633)	(1,349)	(2,975,978)	(11,024,647)
Increase (decrease) in net assets from operations	(31,282)	(2,629)	(593)	(1,607,075)	(7,632,851)

From contract transactions:
Payments received from contract owners	—	—	—	1,308,481	17,138
Payments for contract benefits or terminations	(17,951)	—	—	(290,391)	(1,483,768)
Transfers between sub-accounts (including fixed account), net	11,714	—	—	223,810	(404,808)
Contract maintenance charges	—	—	—	(153,136)	(3,639)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	78,458
Increase (decrease) in net assets from contract transactions	(6,237)	—	—	1,088,764	(1,796,619)

Increase (decrease) in net assets	(37,519)	(2,629)	(593)	(518,311)	(9,429,470)
Net assets at beginning of period	77,385	8,832	5,933	8,245,277	26,146,368
Net assets at end of period	$39,866	$6,203	$5,340	$7,726,966	$16,716,898

Beginning units	2,713	337	337	485,603	185,707
Units issued	611	—	—	135,629	4,538
Units redeemed	(1,104)	—	—	(62,958)	(16,620)
Ending units	2,220	337	337	558,274	173,625

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$—	$83	$158,502	$—
Mortality and expense risk and administrative charges	(894)	(96)	(61)	(94,848)	(368,798)
Net investment income (loss)	(894)	(96)	22	63,654	(368,798)
Net realized gain (loss)	1,312	33	8	144,738	1,637,143
Capital gain distribution from mutual funds	27,314	3,693	419	501,163	1,901,303
Change in unrealized appreciation (depreciation) of investments	(17,474)	(2,978)	764	368,204	2,627,646
Increase (decrease) in net assets from operations	10,258	652	1,213	1,077,759	5,797,294

From contract transactions:
Payments received from contract owners	—	—	—	1,477,353	9,474
Payments for contract benefits or terminations	—	—	—	(306,454)	(2,300,518)
Transfers between sub-accounts (including fixed account), net	387	—	—	290,364	(168,678)
Contract maintenance charges	—	—	—	(112,476)	(3,754)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	14,598
Increase (decrease) in net assets from contract transactions	387	—	—	1,348,787	(2,448,878)

Increase (decrease) in net assets	10,645	652	1,213	2,426,546	3,348,416
Net assets at beginning of period	66,740	8,180	4,720	5,818,731	22,797,952
Net assets at end of period	$77,385	$8,832	$5,933	$8,245,277	$26,146,368

Beginning units	2,687	337	337	399,898	201,272
Units issued	132	—	—	135,936	2,754
Units redeemed	(106)	—	—	(50,231)	(18,319)
Ending units	2,713	337	337	485,603	185,707

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$180,389	$2,243,632	$—	$205,427
Mortality and expense risk and administrative charges	(456,712)	(319,363)	(1,574,966)	(282,308)	(525,960)
Net investment income (loss)	(456,712)	(138,974)	668,666	(282,308)	(320,533)
Net realized gain (loss)	787,124	(174,432)	825,790	(360,655)	638,868
Capital gain distribution from mutual funds	5,403,553	5,546,116	4,212,608	120,943	5,425,102
Change in unrealized appreciation (depreciation) of investments	(17,526,316)	(9,478,067)	(25,393,011)	(5,785,447)	(19,744,397)
Increase (decrease) in net assets from operations	(11,792,351)	(4,245,357)	(19,685,947)	(6,307,467)	(14,000,960)

From contract transactions:
Payments received from contract owners	4,749,061	2,052,248	15,815,863	1,306,827	8,631,515
Payments for contract benefits or terminations	(2,396,954)	(2,009,233)	(6,494,970)	(1,630,261)	(2,284,549)
Transfers between sub-accounts (including fixed account), net	1,942,981	243,783	1,700,679	1,295,157	5,309,213
Contract maintenance charges	(305,763)	(245,516)	(2,180,330)	(271,117)	(508,510)
Adjustments to net assets allocated to contracts in payout period	—	(217)	—	—	—
Increase (decrease) in net assets from contract transactions	3,989,325	41,065	8,841,242	700,606	11,147,669

Increase (decrease) in net assets	(7,803,026)	(4,204,292)	(10,844,705)	(5,606,861)	(2,853,291)
Net assets at beginning of period	38,057,261	24,680,495	130,501,775	23,724,059	41,818,824
Net assets at end of period	$30,254,235	$20,476,203	$119,657,070	$18,117,198	$38,965,533

Beginning units	469,511	672,177	5,133,811	651,980	848,099
Units issued	163,224	113,649	893,222	145,094	415,336
Units redeemed	(67,491)	(103,637)	(511,720)	(124,903)	(121,892)
Ending units	565,244	682,189	5,515,313	672,171	1,141,543

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$107,579	$1,255,895	$14,287	$8,516
Mortality and expense risk and administrative charges	(501,962)	(358,086)	(1,500,307)	(332,748)	(489,736)
Net investment income (loss)	(501,962)	(250,507)	(244,412)	(318,461)	(481,220)
Net realized gain (loss)	2,432,886	214,275	1,246,703	674,551	1,698,825
Capital gain distribution from mutual funds	2,957,286	153,421	1,051,359	1,852,299	1,434,005
Change in unrealized appreciation (depreciation) of investments	3,273,620	6,682,907	11,880,048	756,503	3,391,660
Increase (decrease) in net assets from operations	8,161,830	6,800,096	13,933,698	2,964,892	6,043,270

From contract transactions:
Payments received from contract owners	5,865,105	2,229,195	23,867,389	2,410,966	12,575,161
Payments for contract benefits or terminations	(2,535,929)	(2,294,290)	(5,660,926)	(2,336,084)	(2,334,038)
Transfers between sub-accounts (including fixed account), net	(1,763,680)	(2,861,687)	3,362,511	624,156	242,855
Contract maintenance charges	(203,197)	(202,645)	(1,574,079)	(223,449)	(274,168)
Adjustments to net assets allocated to contracts in payout period	—	(3,775)	—	1,652	3,158
Increase (decrease) in net assets from contract transactions	1,362,299	(3,133,202)	19,994,895	477,241	10,212,968

Increase (decrease) in net assets	9,524,129	3,666,894	33,928,593	3,442,133	16,256,238
Net assets at beginning of period	28,533,132	21,013,601	96,573,182	20,281,926	25,562,586
Net assets at end of period	$38,057,261	$24,680,495	$130,501,775	$23,724,059	$41,818,824

Beginning units	411,806	756,968	4,308,395	641,027	627,091
Units issued	143,403	91,409	1,200,556	116,684	344,267
Units redeemed	(85,698)	(176,200)	(375,140)	(105,731)	(123,259)
Ending units	469,511	672,177	5,133,811	651,980	848,099
  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Growth- Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi- Factor 70/30 Portfolio Class 3	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Columbia Technology Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$202,021	$1,887,068	$95,058	$—	$—
Mortality and expense risk and administrative charges	(318,975)	(2,644,643)	(59,763)	(1,020,791)	—
Net investment income (loss)	(116,954)	(757,575)	35,295	(1,020,791)	—
Net realized gain (loss)	(79,274)	2,869,567	(50,167)	(1,092,463)	—
Capital gain distribution from mutual funds	692,061	6,651,003	55,535	5,005	—
Change in unrealized appreciation (depreciation) of investments	(5,126,000)	(50,312,092)	(809,020)	(14,352,794)	—
Increase (decrease) in net assets from operations	(4,630,167)	(41,549,097)	(768,357)	(16,461,043)	—

From contract transactions:
Payments received from contract owners	3,093,662	7,705,178	2,540,596	3,548,155	—
Payments for contract benefits or terminations	(1,812,105)	(12,889,801)	(108,143)	(4,344,761)	—
Transfers between sub-accounts (including fixed account), net	(60,222)	4,006,795	68,025	(153,348)	—
Contract maintenance charges	(242,138)	(3,850,910)	(83,693)	(1,466,643)	—
Increase (decrease) in net assets from contract transactions	979,197	(5,028,738)	2,416,785	(2,416,597)	—

Increase (decrease) in net assets	(3,650,970)	(46,577,835)	1,648,428	(18,877,640)	—
Net assets at beginning of period	25,432,024	227,734,321	3,943,834	88,270,352	—
Net assets at end of period	$21,781,054	$181,156,486	$5,592,262	$69,392,712	$—

Beginning units	788,901	12,177,018	331,206	6,553,109	—
Units issued	157,344	1,045,375	280,314	417,275	—
Units redeemed	(127,523)	(1,373,398)	(44,679)	(624,529)	—
Ending units	818,722	11,848,995	566,841	6,345,855	—

For the Year Ended December 31, 2021
From operations:
Dividends	$228,765	$2,664,093	$46,986	$732,723	$—
Mortality and expense risk and administrative charges	(319,987)	(3,030,647)	(26,484)	(1,166,801)	(10,241)
Net investment income (loss)	(91,222)	(366,554)	20,502	(434,078)	(10,241)
Net realized gain (loss)	254,899	7,336,434	38,331	712,426	119,886
Capital gain distribution from mutual funds	791,794	11,499,866	142,374	12,164,370	295,527
Change in unrealized appreciation (depreciation) of investments	3,397,488	8,581,006	(35,991)	(7,315,574)	(195,488)
Increase (decrease) in net assets from operations	4,352,959	27,050,752	165,216	5,127,144	209,684

From contract transactions:
Payments received from contract owners	5,450,548	12,096,012	2,933,187	4,925,528	30
Payments for contract benefits or terminations	(2,420,965)	(13,882,102)	(15,587)	(5,032,032)	(7,175)
Transfers between sub-accounts (including fixed account), net	10,636	(1,927,062)	356,798	1,791,183	(869,768)
Contract maintenance charges	(144,263)	(3,442,692)	(25,889)	(1,314,203)	(43)
Adjustments to net assets allocated to contracts in payout period	1,175	—	—	—	—
Increase (decrease) in net assets from contract transactions	2,897,131	(7,155,844)	3,248,509	370,476	(876,956)

Increase (decrease) in net assets	7,250,090	19,894,908	3,413,725	5,497,620	(667,272)
Net assets at beginning of period	18,181,934	207,839,413	530,109	82,772,732	667,272
Net assets at end of period	$25,432,024	$227,734,321	$3,943,834	$88,270,352	$—

Beginning units	697,255	12,590,639	49,798	6,524,117	54,900
Units issued	236,009	1,379,652	312,104	648,025	4,686
Units redeemed	(144,363)	(1,793,273)	(30,696)	(619,033)	(59,586)
Ending units	788,901	12,177,018	331,206	6,553,109	—

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Columbia Technology Portfolio Class 3	SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Federated Hermes Corporate Bond Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$—	$21,071	$45,964
Mortality and expense risk and administrative charges	—	(13,744)	(249,216)	(15,358)	(19,984)
Net investment income (loss)	—	(13,744)	(249,216)	5,713	25,980
Net realized gain (loss)	—	(4,823)	(222,038)	(7,597)	(36,653)
Capital gain distribution from mutual funds	—	—	—	—	4,249
Change in unrealized appreciation (depreciation) of investments	—	(8,848)	(107,648)	(280,294)	(238,455)
Increase (decrease) in net assets from operations	—	(27,415)	(578,902)	(282,178)	(244,879)

From contract transactions:
Payments received from contract owners	—	840	2,752,730	222,011	213
Payments for contract benefits or terminations	—	(81,494)	(1,637,608)	(42,699)	(202,608)
Transfers between sub-accounts (including fixed account), net	—	203,855	520,798	26,764	(36,272)
Contract maintenance charges	—	(746)	(309,949)	(17,731)	(289)
Adjustments to net assets allocated to contracts in payout period	—	3	(12)	—	(2)
Increase (decrease) in net assets from contract transactions	—	122,458	1,325,959	188,345	(238,958)

Increase (decrease) in net assets	—	95,043	747,057	(93,833)	(483,837)
Net assets at beginning of period	—	842,155	18,086,738	1,287,636	1,599,626
Net assets at end of period	$—	$937,198	$18,833,795	$1,193,803	$1,115,789

Beginning units	—	72,732	2,051,558	117,856	44,390
Units issued	—	24,626	968,138	42,908	759
Units redeemed	—	(13,899)	(807,313)	(21,466)	(8,477)
Ending units	—	83,459	2,212,383	139,298	36,672

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$461	$—	$11,472	$49,450
Mortality and expense risk and administrative charges	(136,961)	(15,161)	(200,519)	(10,811)	(26,547)
Net investment income (loss)	(136,961)	(14,700)	(200,519)	661	22,903
Net realized gain (loss)	148,154	(2,291)	(78,398)	11,675	5,835
Capital gain distribution from mutual funds	5,330,175	—	—	—	4,535
Change in unrealized appreciation (depreciation) of investments	(2,367,921)	(3,046)	(36,907)	(77,202)	(53,113)
Increase (decrease) in net assets from operations	2,973,447	(20,037)	(315,824)	(64,866)	(19,840)

From contract transactions:
Payments received from contract owners	3,566,446	2,740	1,887,371	810,704	113
Payments for contract benefits or terminations	(275,515)	(94,951)	(3,548,157)	(3,644)	(191,995)
Transfers between sub-accounts (including fixed account), net	(14,465,027)	(117,450)	4,072,968	175,926	(175,398)
Contract maintenance charges	(57,250)	(782)	(223,494)	(8,321)	(283)
Adjustments to net assets allocated to contracts in payout period	—	(1,084)	655	—	1,801
Increase (decrease) in net assets from contract transactions	(11,231,346)	(211,527)	2,189,343	974,665	(365,762)

Increase (decrease) in net assets	(8,257,899)	(231,564)	1,873,519	909,799	(385,602)
Net assets at beginning of period	8,257,899	1,073,719	16,213,219	377,837	1,985,228
Net assets at end of period	$—	$842,155	$18,086,738	$1,287,636	$1,599,626

Beginning units	274,076	90,861	1,751,062	32,996	54,588
Units issued	92,708	1,375	950,327	89,562	1,098
Units redeemed	(366,784)	(19,504)	(649,831)	(4,702)	(11,296)
Ending units	—	72,732	2,051,558	117,856	44,390

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Class 3	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Fixed Income Index Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$1,923,365	$—	$8,287	$63,067	$133,281
Mortality and expense risk and administrative charges	(756,887)	(22,517)	(13,162)	(133,618)	(98,517)
Net investment income (loss)	1,166,478	(22,517)	(4,875)	(70,551)	34,764
Net realized gain (loss)	(1,132,414)	(103,118)	(7,390)	92,735	(161,512)
Capital gain distribution from mutual funds	191,677	189,993	70,516	772,712	21,066
Change in unrealized appreciation (depreciation) of investments	(10,122,652)	(631,858)	(355,167)	(3,824,094)	(1,037,320)
Increase (decrease) in net assets from operations	(9,896,911)	(567,500)	(296,916)	(3,029,198)	(1,143,002)

From contract transactions:
Payments received from contract owners	5,663,527	499,581	—	767,608	1,442,971
Payments for contract benefits or terminations	(4,242,144)	(19,228)	(26,762)	(796,722)	(376,134)
Transfers between sub-accounts (including fixed account), net	(1,717,379)	62,985	(18,205)	983,490	788,232
Contract maintenance charges	(925,733)	(30,275)	(177)	(102,237)	(130,861)
Increase (decrease) in net assets from contract transactions	(1,221,729)	513,063	(45,144)	852,139	1,724,208

Increase (decrease) in net assets	(11,118,640)	(54,437)	(342,060)	(2,177,059)	581,206
Net assets at beginning of period	63,186,471	1,829,480	1,071,774	10,689,821	7,628,952
Net assets at end of period	$52,067,831	$1,775,043	$729,714	$8,512,762	$8,210,158

Beginning units	2,928,721	123,772	18,674	387,052	702,251
Units issued	534,520	70,233	992	126,204	305,272
Units redeemed	(586,913)	(28,076)	(1,996)	(66,812)	(126,034)
Ending units	2,876,328	165,929	17,670	446,444	881,489

For the Year Ended December 31, 2021
From operations:
Dividends	$1,765,550	$—	$13,898	$129,135	$138,116
Mortality and expense risk and administrative charges	(804,777)	(15,478)	(13,747)	(156,019)	(92,549)
Net investment income (loss)	960,773	(15,478)	151	(26,884)	45,567
Net realized gain (loss)	153,274	18,172	(1,908)	128,796	66,033
Capital gain distribution from mutual funds	173,090	119,934	—	—	83,862
Change in unrealized appreciation (depreciation) of investments	(1,775,996)	(6,278)	285,636	3,129,719	(426,205)
Increase (decrease) in net assets from operations	(488,859)	116,350	283,879	3,231,631	(230,743)

From contract transactions:
Payments received from contract owners	9,767,297	984,732	—	503,397	2,461,569
Payments for contract benefits or terminations	(4,746,404)	(29,592)	(61,319)	(1,057,408)	(705,837)
Transfers between sub-accounts (including fixed account), net	6,226,333	429,704	100,313	(1,266,638)	(72,576)
Contract maintenance charges	(726,008)	(12,735)	(150)	(92,204)	(97,356)
Adjustments to net assets allocated to contracts in payout period	6	—	—	98	—
Increase (decrease) in net assets from contract transactions	10,521,224	1,372,109	38,844	(1,912,755)	1,585,800

Increase (decrease) in net assets	10,032,365	1,488,459	322,723	1,318,876	1,355,057
Net assets at beginning of period	53,154,106	341,021	749,051	9,370,945	6,273,895
Net assets at end of period	$63,186,471	$1,829,480	$1,071,774	$10,689,821	$7,628,952

Beginning units	2,415,702	25,484	17,896	458,517	557,672
Units issued	891,878	113,677	2,339	46,772	419,808
Units redeemed	(378,859)	(15,389)	(1,561)	(118,237)	(275,229)
Ending units	2,928,721	123,772	18,674	387,052	702,251

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$64,644	$231,910	$312,136	$49,911	$11,285
Mortality and expense risk and administrative charges	(69,540)	(202,005)	(304,258)	(167,191)	(7,944)
Net investment income (loss)	(4,896)	29,905	7,878	(117,280)	3,341
Net realized gain (loss)	(48,215)	(153,048)	481,372	(272,140)	6,079
Capital gain distribution from mutual funds	1,510	2,208,619	3,550,841	2,554,658	78,974
Change in unrealized appreciation (depreciation) of investments	(413,788)	(2,502,371)	(4,678,712)	(3,622,132)	(172,685)
Increase (decrease) in net assets from operations	(465,389)	(416,895)	(638,621)	(1,456,894)	(84,291)

From contract transactions:
Payments received from contract owners	1,182,306	1,680	1,907,748	941,172	162,589
Payments for contract benefits or terminations	(182,366)	(838,440)	(1,844,949)	(746,008)	(12,942)
Transfers between sub-accounts (including fixed account), net	441,123	(295,522)	(1,493,852)	624,574	46,477
Contract maintenance charges	(83,549)	(2,483)	(179,761)	(128,940)	(10,675)
Adjustments to net assets allocated to contracts in payout period	—	(52)	—	—	—
Increase (decrease) in net assets from contract transactions	1,357,514	(1,134,817)	(1,610,814)	690,798	185,449

Increase (decrease) in net assets	892,125	(1,551,712)	(2,249,435)	(766,096)	101,158
Net assets at beginning of period	4,951,690	14,544,535	22,246,264	12,230,172	506,791
Net assets at end of period	$5,843,815	$12,992,823	$19,996,829	$11,464,076	$607,949

Beginning units	476,389	150,434	571,457	478,849	34,930
Units issued	230,144	566	113,110	106,501	25,606
Units redeemed	(91,444)	(12,722)	(127,915)	(79,484)	(11,501)
Ending units	615,089	138,278	556,652	505,866	49,035

For the Year Ended December 31, 2021
From operations:
Dividends	$44,935	$253,242	$353,911	$108,223	$—
Mortality and expense risk and administrative charges	(50,885)	(214,394)	(320,092)	(170,989)	(4,642)
Net investment income (loss)	(5,950)	38,848	33,819	(62,766)	(4,642)
Net realized gain (loss)	13,877	(80,336)	177,522	(54,456)	21,200
Capital gain distribution from mutual funds	5,186	94,379	149,087	655,090	—
Change in unrealized appreciation (depreciation) of investments	(130,020)	3,406,451	4,860,136	1,758,424	54,291
Increase (decrease) in net assets from operations	(116,907)	3,459,342	5,220,564	2,296,292	70,849

From contract transactions:
Payments received from contract owners	1,247,110	9,407	931,081	1,841,807	204,570
Payments for contract benefits or terminations	(175,157)	(1,633,524)	(2,067,900)	(1,299,526)	(5,815)
Transfers between sub-accounts (including fixed account), net	616,312	(53,558)	(1,602,485)	(490,201)	59,880
Contract maintenance charges	(52,053)	(2,446)	(141,382)	(98,896)	(4,872)
Adjustments to net assets allocated to contracts in payout period	—	6,089	4	2	—
Increase (decrease) in net assets from contract transactions	1,636,212	(1,674,032)	(2,880,682)	(46,814)	253,763

Increase (decrease) in net assets	1,519,305	1,785,310	2,339,882	2,249,478	324,612
Net assets at beginning of period	3,432,385	12,759,225	19,906,382	9,980,694	182,179
Net assets at end of period	$4,951,690	$14,544,535	$22,246,264	$12,230,172	$506,791

Beginning units	319,914	168,833	643,916	484,768	15,545
Units issued	184,905	1,241	47,520	102,324	25,584
Units redeemed	(28,430)	(19,640)	(119,979)	(108,243)	(6,199)
Ending units	476,389	150,434	571,457	478,849	34,930

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Global Index Allocation 75/25 Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$19,228	$233,155	$62,234	$4,856	$8,318
Mortality and expense risk and administrative charges	(15,289)	(189,788)	(67,700)	(135,551)	(90,886)
Net investment income (loss)	3,939	43,367	(5,466)	(130,695)	(82,568)
Net realized gain (loss)	(4,770)	(258,005)	20,147	65,482	75,977
Capital gain distribution from mutual funds	232,767	3,289,878	266,802	102,966	90,129
Change in unrealized appreciation (depreciation) of investments	(325,485)	(4,445,312)	(1,046,852)	(1,765,710)	(1,415,156)
Increase (decrease) in net assets from operations	(93,549)	(1,370,072)	(765,369)	(1,727,957)	(1,331,618)

From contract transactions:
Payments received from contract owners	—	771,665	1,877,639	2,445,676	1,106,190
Payments for contract benefits or terminations	(90,718)	(745,492)	(136,310)	(477,318)	(303,810)
Transfers between sub-accounts (including fixed account), net	107,851	(391,445)	143,583	296,089	235,014
Contract maintenance charges	(173)	(175,894)	(97,479)	(198,723)	(142,130)
Increase (decrease) in net assets from contract transactions	16,960	(541,166)	1,787,433	2,065,724	895,264

Increase (decrease) in net assets	(76,589)	(1,911,238)	1,022,064	337,767	(436,354)
Net assets at beginning of period	1,068,469	15,230,941	4,794,325	10,364,435	7,546,631
Net assets at end of period	$991,880	$13,319,703	$5,816,389	$10,702,202	$7,110,277

Beginning units	22,080	382,344	356,288	801,141	564,025
Units issued	4,477	53,546	190,698	267,463	122,867
Units redeemed	(4,010)	(67,759)	(38,590)	(89,695)	(49,901)
Ending units	22,547	368,131	508,396	978,909	636,991

For the Year Ended December 31, 2021
From operations:
Dividends	$23,146	$314,063	$39,963	$131,191	$93,845
Mortality and expense risk and administrative charges	(15,825)	(193,324)	(51,610)	(115,351)	(81,515)
Net investment income (loss)	7,321	120,739	(11,647)	15,840	12,330
Net realized gain (loss)	14,355	247,370	74,525	173,701	94,298
Capital gain distribution from mutual funds	61,640	906,182	274,534	270,830	138,802
Change in unrealized appreciation (depreciation) of investments	123,925	1,384,917	112,692	227,700	396,612
Increase (decrease) in net assets from operations	207,241	2,659,208	450,104	688,071	642,042

From contract transactions:
Payments received from contract owners	—	2,768,698	1,855,686	2,370,365	1,405,054
Payments for contract benefits or terminations	(70,950)	(975,877)	(117,853)	(438,679)	(213,669)
Transfers between sub-accounts (including fixed account), net	(38,298)	(575,761)	(137,903)	153,254	407,413
Contract maintenance charges	(162)	(116,291)	(53,435)	(129,670)	(93,251)
Increase (decrease) in net assets from contract transactions	(109,410)	1,100,769	1,546,495	1,955,270	1,505,547

Increase (decrease) in net assets	97,831	3,759,977	1,996,599	2,643,341	2,147,589
Net assets at beginning of period	970,638	11,470,964	2,797,726	7,721,094	5,399,042
Net assets at end of period	$1,068,469	$15,230,941	$4,794,325	$10,364,435	$7,546,631

Beginning units	24,516	357,373	235,535	645,573	447,920
Units issued	634	98,319	153,321	219,620	152,825
Units redeemed	(3,070)	(73,348)	(32,568)	(64,052)	(36,720)
Ending units	22,080	382,344	356,288	801,141	564,025

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$298,097	$—	$—	$—	$351,968
Mortality and expense risk and administrative charges	(287,290)	(7,813)	(294,933)	(81,339)	(356,845)
Net investment income (loss)	10,807	(7,813)	(294,933)	(81,339)	(4,877)
Net realized gain (loss)	262,863	(10,743)	(406,472)	4,340	361,258
Capital gain distribution from mutual funds	418,278	—	—	360,797	939,730
Change in unrealized appreciation (depreciation) of investments	(5,072,698)	(104,969)	(4,366,777)	(1,378,846)	(6,126,542)
Increase (decrease) in net assets from operations	(4,380,750)	(123,525)	(5,068,182)	(1,095,048)	(4,830,431)

From contract transactions:
Payments received from contract owners	3,025,014	6,011	1,065,405	2,089,189	2,879,007
Payments for contract benefits or terminations	(780,024)	(60,805)	(1,816,267)	(161,752)	(1,105,659)
Transfers between sub-accounts (including fixed account), net	(4,724)	(1,766)	835,448	299,987	284,591
Contract maintenance charges	(465,898)	(107)	(391,365)	(105,963)	(478,273)
Adjustments to net assets allocated to contracts in payout period	—	202	—	—	—
Increase (decrease) in net assets from contract transactions	1,774,368	(56,465)	(306,779)	2,121,461	1,579,666

Increase (decrease) in net assets	(2,606,382)	(179,990)	(5,374,961)	1,026,413	(3,250,765)
Net assets at beginning of period	25,172,377	635,449	25,127,576	5,790,205	29,284,999
Net assets at end of period	$22,565,995	$455,459	$19,752,615	$6,816,618	$26,034,234

Beginning units	1,834,393	27,493	1,886,352	428,586	1,926,448
Units issued	324,425	746	263,226	211,578	321,654
Units redeemed	(168,442)	(3,559)	(279,947)	(29,106)	(207,959)
Ending units	1,990,376	24,680	1,869,631	611,058	2,040,143

For the Year Ended December 31, 2021
From operations:
Dividends	$207,025	$17,087	$584,489	$12,282	$21,556
Mortality and expense risk and administrative charges	(257,880)	(10,789)	(336,941)	(63,116)	(339,066)
Net investment income (loss)	(50,855)	6,298	247,548	(50,834)	(317,510)
Net realized gain (loss)	270,777	274	170,739	111,903	413,764
Capital gain distribution from mutual funds	229,290	—	—	816,678	278,000
Change in unrealized appreciation (depreciation) of investments	2,034,262	(72,361)	(2,574,348)	(300,249)	2,399,870
Increase (decrease) in net assets from operations	2,483,474	(65,789)	(2,156,061)	577,498	2,774,124

From contract transactions:
Payments received from contract owners	7,446,508	131	2,774,085	1,543,482	4,838,598
Payments for contract benefits or terminations	(616,807)	(118,095)	(2,093,650)	(157,349)	(902,570)
Transfers between sub-accounts (including fixed account), net	1,451,440	20,135	3,407,172	59,848	380,353
Contract maintenance charges	(316,543)	(121)	(337,787)	(69,951)	(349,674)
Adjustments to net assets allocated to contracts in payout period	—	74	134	—	—
Increase (decrease) in net assets from contract transactions	7,964,598	(97,876)	3,749,954	1,376,030	3,966,707

Increase (decrease) in net assets	10,448,072	(163,665)	1,593,893	1,953,528	6,740,831
Net assets at beginning of period	14,724,305	799,114	23,533,683	3,836,677	22,544,168
Net assets at end of period	$25,172,377	$635,449	$25,127,576	$5,790,205	$29,284,999

Beginning units	1,223,509	31,562	1,608,268	320,993	1,654,579
Units issued	718,061	983	551,656	160,047	400,970
Units redeemed	(107,177)	(5,052)	(273,572)	(52,454)	(129,101)
Ending units	1,834,393	27,493	1,886,352	428,586	1,926,448

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Invesco Growth Opportunities Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$931,465	$1,511,433	$40,184	$—	$—
Mortality and expense risk and administrative charges	(823,663)	(1,308,764)	(18,221)	(3,330)	(123,889)
Net investment income (loss)	107,802	202,669	21,963	(3,330)	(123,889)
Net realized gain (loss)	753,337	1,383,642	727	(10,754)	(220,213)
Capital gain distribution from mutual funds	2,120,627	2,977,648	4,502	47,901	2,460,391
Change in unrealized appreciation (depreciation) of investments	(15,194,134)	(25,026,068)	(245,392)	(157,018)	(6,268,644)
Increase (decrease) in net assets from operations	(12,212,368)	(20,462,109)	(218,200)	(123,201)	(4,152,355)

From contract transactions:
Payments received from contract owners	10,431,063	16,160,320	469,625	—	687,639
Payments for contract benefits or terminations	(2,945,303)	(3,954,357)	(14,027)	(43,133)	(611,218)
Transfers between sub-accounts (including fixed account), net	1,850,886	1,511,403	(45,988)	(5,331)	2,156,568
Contract maintenance charges	(1,231,670)	(1,981,943)	(18,439)	(59)	(123,427)
Increase (decrease) in net assets from contract transactions	8,104,976	11,735,423	391,171	(48,523)	2,109,562

Increase (decrease) in net assets	(4,107,392)	(8,726,686)	172,971	(171,724)	(2,042,793)
Net assets at beginning of period	68,014,395	110,912,966	1,400,713	354,382	10,607,972
Net assets at end of period	$63,907,003	$102,186,280	$1,573,684	$182,658	$8,565,179

Beginning units	4,066,731	6,367,813	116,270	15,768	315,571
Units issued	862,000	1,310,137	59,853	36	129,788
Units redeemed	(311,186)	(527,703)	(20,976)	(3,037)	(54,356)
Ending units	4,617,545	7,150,247	155,147	12,767	391,003

For the Year Ended December 31, 2021
From operations:
Dividends	$663,293	$1,039,096	$17,317	$—	$—
Mortality and expense risk and administrative charges	(796,628)	(1,197,456)	(11,993)	(5,830)	(137,040)
Net investment income (loss)	(133,335)	(158,360)	5,324	(5,830)	(137,040)
Net realized gain (loss)	1,050,862	1,539,436	10,172	25,586	433,934
Capital gain distribution from mutual funds	1,087,556	1,665,926	3,132	45,470	1,284,768
Change in unrealized appreciation (depreciation) of investments	7,324,443	12,580,071	39,306	(42,471)	(1,121,911)
Increase (decrease) in net assets from operations	9,329,526	15,627,073	57,934	22,755	459,751

From contract transactions:
Payments received from contract owners	7,374,844	22,250,968	805,594	—	1,877,798
Payments for contract benefits or terminations	(2,406,479)	(2,936,222)	(17,847)	(17,955)	(958,186)
Transfers between sub-accounts (including fixed account), net	484,242	2,176,642	39,793	(7,236)	1,146,403
Contract maintenance charges	(937,096)	(1,382,711)	(7,117)	(56)	(89,699)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	5
Increase (decrease) in net assets from contract transactions	4,515,511	20,108,677	820,423	(25,247)	1,976,321

Increase (decrease) in net assets	13,845,037	35,735,750	878,357	(2,492)	2,436,072
Net assets at beginning of period	54,169,358	75,177,216	522,356	356,874	8,171,900
Net assets at end of period	$68,014,395	$110,912,966	$1,400,713	$354,382	$10,607,972

Beginning units	3,780,041	5,139,693	47,226	16,785	274,325
Units issued	541,343	1,630,071	73,734	1,636	87,560
Units redeemed	(254,653)	(401,951)	(4,690)	(2,653)	(46,314)
Ending units	4,066,731	6,367,813	116,270	15,768	315,571

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Invesco Main Street Large Cap Portfolio Class 1	SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA Invesco VCP Equity-Income Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$13,292	$57,121	$—	$—	$—
Mortality and expense risk and administrative charges	(20,689)	(101,632)	—	(13,368)	(122,179)
Net investment income (loss)	(7,397)	(44,511)	—	(13,368)	(122,179)
Net realized gain (loss)	69,788	65,307	—	63,915	180,569
Capital gain distribution from mutual funds	305,942	1,827,645	—	191,228	1,978,694
Change in unrealized appreciation (depreciation) of investments	(719,633)	(3,605,831)	—	(687,995)	(5,909,521)
Increase (decrease) in net assets from operations	(351,300)	(1,757,390)	—	(446,220)	(3,872,437)

From contract transactions:
Payments received from contract owners	9,750	1,790,001	—	—	659,793
Payments for contract benefits or terminations	(82,064)	(434,044)	—	(110,475)	(1,215,812)
Policy loans	—	—	—	—	—
Transfers between sub-accounts (including fixed account), net	(1,090)	362,160	—	(4)	1,867,141
Contract maintenance charges	(252)	(79,551)	—	(371)	(95,423)
Adjustments to net assets allocated to contracts in payout period	109	—	—	—	—
Increase (decrease) in net assets from contract transactions	(73,547)	1,638,566	—	(110,850)	1,215,699

Increase (decrease) in net assets	(424,847)	(118,824)	—	(557,070)	(2,656,738)
Net assets at beginning of period	1,692,822	7,608,662	—	1,369,132	10,783,445
Net assets at end of period	$1,267,975	$7,489,838	$—	$812,062	$8,126,707

Beginning units	26,723	217,284	—	26,726	239,123
Units issued	360	97,065	—	—	96,722
Units redeemed	(1,619)	(39,915)	—	(2,539)	(61,376)
Ending units	25,464	274,434	—	24,187	274,469

For the Year Ended December 31, 2021
From operations:
Dividends	$10,273	$32,500	$2,013,109	$—	$—
Mortality and expense risk and administrative charges	(25,682)	(94,178)	(777,665)	(17,817)	(149,809)
Net investment income (loss)	(15,409)	(61,678)	1,235,444	(17,817)	(149,809)
Net realized gain (loss)	179,989	276,428	(6,868,589)	21,983	980,212
Capital gain distribution from mutual funds	70,192	324,470	22,827,958	125,964	1,124,521
Change in unrealized appreciation (depreciation) of investments	146,309	904,671	(7,270,529)	114,945	(66,735)
Increase (decrease) in net assets from operations	381,081	1,443,891	9,924,284	245,075	1,888,189

From contract transactions:
Payments received from contract owners	—	1,531,046	1,242,114	6,000	1,667,925
Payments for contract benefits or terminations	(231,207)	(290,185)	(9,775,314)	(18,584)	(652,762)
Transfers between sub-accounts (including fixed account), net	(17,944)	(278,768)	(168,380,985)	(2)	(687,241)
Contract maintenance charges	(240)	(45,910)	(1,016,416)	(427)	(68,525)
Adjustments to net assets allocated to contracts in payout period	800	—	—	—	2
Increase (decrease) in net assets from contract transactions	(248,591)	916,183	(177,930,601)	(13,013)	259,399

Increase (decrease) in net assets	132,490	2,360,074	(168,006,317)	232,062	2,147,588
Net assets at beginning of period	1,560,332	5,248,588	168,006,317	1,137,070	8,635,857
Net assets at end of period	$1,692,822	$7,608,662	$—	$1,369,132	$10,783,445

Beginning units	31,000	184,829	12,677,702	26,989	232,334
Units issued	18	63,507	327,754	129	68,948
Units redeemed	(4,295)	(31,052)	(13,005,456)	(392)	(62,159)
Ending units	26,723	217,284	—	26,726	239,123

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity- Income Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$44,881	$207,482	$25,527	$193,823	$111,818
Mortality and expense risk and administrative charges	(60,882)	(296,501)	(13,900)	(105,325)	(90,823)
Net investment income (loss)	(16,001)	(89,019)	11,627	88,498	20,995
Net realized gain (loss)	9,967	(172,525)	60,467	39,034	304,003
Capital gain distribution from mutual funds	510,522	2,938,028	7,227	61,207	649,470
Change in unrealized appreciation (depreciation) of investments	(1,318,333)	(7,014,900)	(378,428)	(2,499,359)	(1,219,920)
Increase (decrease) in net assets from operations	(813,845)	(4,338,416)	(299,107)	(2,310,620)	(245,452)

From contract transactions:
Payments received from contract owners	—	1,675,852	—	364,718	21,757
Payments for contract benefits or terminations	(257,829)	(1,914,917)	(143,324)	(500,026)	(510,415)
Transfers between sub-accounts (including fixed account), net	(103,148)	558,537	(31,992)	547,645	(214,316)
Contract maintenance charges	(1,022)	(322,668)	(185)	(81,428)	(1,311)
Adjustments to net assets allocated to contracts in payout period	—	—	(1)	—	335
Increase (decrease) in net assets from contract transactions	(361,999)	(3,196)	(175,502)	330,909	(703,950)

Increase (decrease) in net assets	(1,175,844)	(4,341,612)	(474,609)	(1,979,711)	(949,402)
Net assets at beginning of period	4,815,494	25,151,469	1,253,995	8,676,318	6,720,937
Net assets at end of period	$3,639,650	$20,809,857	$779,386	$6,696,607	$5,771,535

Beginning units	128,178	1,022,473	51,455	508,785	75,243
Units issued	101	146,255	504	114,199	1,490
Units redeemed	(11,238)	(138,716)	(8,405)	(79,646)	(9,903)
Ending units	117,041	1,030,012	43,554	543,338	66,830

For the Year Ended December 31, 2021
From operations:
Dividends	$31,072	$128,479	$23,151	$136,147	$117,415
Mortality and expense risk and administrative charges	(42,063)	(273,236)	(21,222)	(120,451)	(98,256)
Net investment income (loss)	(10,991)	(144,757)	1,929	15,696	19,159
Net realized gain (loss)	111,126	186,751	72,017	295,366	333,340
Capital gain distribution from mutual funds	214,361	1,152,172	—	—	209,059
Change in unrealized appreciation (depreciation) of investments	(100,157)	587,914	(72,670)	(396,691)	810,093
Increase (decrease) in net assets from operations	214,339	1,782,080	1,276	(85,629)	1,371,651

From contract transactions:
Payments received from contract owners	689	2,234,374	320	1,108,590	894
Payments for contract benefits or terminations	(228,817)	(1,384,176)	(113,697)	(687,350)	(605,368)
Transfers between sub-accounts (including fixed account), net	2,460,232	5,253,515	(5,845)	1,058,705	10,799
Contract maintenance charges	(687)	(239,330)	(197)	(62,074)	(1,296)
Adjustments to net assets allocated to contracts in payout period	148	—	90	—	1,393
Increase (decrease) in net assets from contract transactions	2,231,565	5,864,383	(119,329)	1,417,871	(593,578)

Increase (decrease) in net assets	2,445,904	7,646,463	(118,053)	1,332,242	778,073
Net assets at beginning of period	2,369,590	17,505,006	1,372,048	7,344,076	5,942,864
Net assets at end of period	$4,815,494	$25,151,469	$1,253,995	$8,676,318	$6,720,937

Beginning units	69,460	800,257	56,110	417,004	82,443
Units issued	66,872	313,697	1,627	154,047	770
Units redeemed	(8,154)	(91,481)	(6,282)	(62,266)	(7,970)
Ending units	128,178	1,022,473	51,455	508,785	75,243

  The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Equity- Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$325,973	$18,222	$42,633	$16,978	$1,129,951
Mortality and expense risk and administrative charges	(250,399)	(16,104)	(38,190)	(11,027)	(756,581)
Net investment income (loss)	75,574	2,118	4,443	5,951	373,370
Net realized gain (loss)	401,733	36,903	34,563	(9,399)	(669,835)
Capital gain distribution from mutual funds	2,157,814	178,229	488,755	—	—
Change in unrealized appreciation (depreciation) of investments	(3,255,613)	(434,328)	(1,044,863)	(117,767)	(8,654,821)
Increase (decrease) in net assets from operations	(620,492)	(217,078)	(517,102)	(121,215)	(8,951,286)

From contract transactions:
Payments received from contract owners	3,039,997	8,390	442,299	—	3,902,975
Payments for contract benefits or terminations	(1,285,012)	(66,168)	(172,523)	(111,545)	(4,577,565)
Transfers between sub-accounts (including fixed account), net	(569,203)	(45,690)	(91,128)	(15,159)	(1,074,704)
Contract maintenance charges	(237,744)	(189)	(31,603)	(117)	(934,678)
Adjustments to net assets allocated to contracts in payout period	—	—	—	56	188
Increase (decrease) in net assets from contract transactions	948,038	(103,657)	147,045	(126,765)	(2,683,784)

Increase (decrease) in net assets	327,546	(320,735)	(370,057)	(247,980)	(11,635,070)
Net assets at beginning of period	18,343,013	1,311,341	3,087,444	884,459	62,549,578
Net assets at end of period	$18,670,559	$990,606	$2,717,387	$636,479	$50,914,508

Beginning units	590,658	28,336	126,304	27,261	3,775,350
Units issued	188,626	332	31,463	1,415	591,787
Units redeemed	(152,629)	(2,851)	(20,439)	(5,746)	(750,348)
Ending units	626,655	25,817	137,328	22,930	3,616,789

For the Year Ended December 31, 2021
From operations:
Dividends	$288,343	$21,064	$44,211	$22,592	$1,443,427
Mortality and expense risk and administrative charges	(216,526)	(20,561)	(37,872)	(14,733)	(848,215)
Net investment income (loss)	71,817	503	6,339	7,859	595,212
Net realized gain (loss)	482,059	93,267	76,640	14,160	543,618
Capital gain distribution from mutual funds	570,060	—	—	7,607	532,413
Change in unrealized appreciation (depreciation) of investments	1,964,587	164,568	392,121	(54,402)	(3,145,956)
Increase (decrease) in net assets from operations	3,088,523	258,338	475,100	(24,776)	(1,474,713)

From contract transactions:
Payments received from contract owners	4,696,300	1,009	734,436	—	6,010,391
Payments for contract benefits or terminations	(1,250,394)	(149,855)	(170,154)	(172,295)	(5,552,800)
Transfers between sub-accounts (including fixed account), net	85,688	(31,387)	(102,441)	20,610	6,259,878
Contract maintenance charges	(139,530)	(208)	(18,561)	(197)	(813,045)
Adjustments to net assets allocated to contracts in payout period	—	90	—	301	(1,923)
Increase (decrease) in net assets from contract transactions	3,392,064	(180,351)	443,280	(151,581)	5,902,501

Increase (decrease) in net assets	6,480,587	77,987	918,380	(176,357)	4,427,788
Net assets at beginning of period	11,862,426	1,233,354	2,169,064	1,060,816	58,121,790
Net assets at end of period	$18,343,013	$1,311,341	$3,087,444	$884,459	$62,549,578

Beginning units	466,698	32,371	103,258	31,908	3,400,595
Units issued	221,465	1,533	42,094	971	913,660
Units redeemed	(97,505)	(5,568)	(19,048)	(5,618)	(538,905)
Ending units	590,658	28,336	126,304	27,261	3,775,350

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$8,872	$79,864	$86,470
Mortality and expense risk and administrative charges	(56,548)	(296,349)	(39,408)	(84,833)	(56,989)
Net investment income (loss)	(56,548)	(296,349)	(30,536)	(4,969)	29,481
Net realized gain (loss)	52,890	18,073	56,099	117,245	119,253
Capital gain distribution from mutual funds	871,011	5,788,403	515,439	420,382	398,556
Change in unrealized appreciation (depreciation) of investments	(2,241,713)	(12,997,550)	(1,598,979)	(2,044,562)	(801,266)
Increase (decrease) in net assets from operations	(1,374,360)	(7,487,423)	(1,057,977)	(1,511,904)	(253,976)

From contract transactions:
Payments received from contract owners	5,398	1,671,927	1,426,406	1,162,077	1,553,228
Payments for contract benefits or terminations	(212,251)	(1,467,059)	(127,126)	(233,142)	(166,594)
Transfers between sub-accounts (including fixed account), net	78,450	2,307,568	390,343	321,282	251,452
Contract maintenance charges	(685)	(272,352)	(52,314)	(79,392)	(75,724)
Increase (decrease) in net assets from contract transactions	(129,088)	2,240,084	1,637,309	1,170,825	1,562,362

Increase (decrease) in net assets	(1,503,448)	(5,247,339)	579,332	(341,079)	1,308,386
Net assets at beginning of period	4,965,232	25,890,626	2,977,406	7,276,498	3,706,143
Net assets at end of period	$3,461,784	$20,643,287	$3,556,738	$6,935,419	$5,014,529

Beginning units	95,667	512,817	142,723	389,653	251,900
Units issued	5,452	142,942	123,584	116,451	181,994
Units redeemed	(8,265)	(87,691)	(20,289)	(44,408)	(67,553)
Ending units	92,854	568,068	246,018	461,696	366,341

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$—	$13,285	$78,786	$74,758
Mortality and expense risk and administrative charges	(52,031)	(243,021)	(26,003)	(56,629)	(32,726)
Net investment income (loss)	(52,031)	(243,021)	(12,718)	22,157	42,032
Net realized gain (loss)	269,219	601,476	113,609	186,200	34,077
Capital gain distribution from mutual funds	554,067	3,028,302	141,274	108,899	41,297
Change in unrealized appreciation (depreciation) of investments	(610,536)	(2,479,081)	301,015	680,880	356,877
Increase (decrease) in net assets from operations	160,719	907,676	543,180	998,136	474,283

From contract transactions:
Payments received from contract owners	3,643	4,362,674	1,378,856	3,932,725	1,597,235
Payments for contract benefits or terminations	(321,529)	(1,025,434)	(47,205)	(147,210)	(31,221)
Transfers between sub-accounts (including fixed account), net	2,068,870	9,158,465	(23,287)	(81,980)	156,549
Contract maintenance charges	(424)	(127,879)	(25,724)	(36,626)	(31,105)
Adjustments to net assets allocated to contracts in payout period	198	2	—	—	—
Increase (decrease) in net assets from contract transactions	1,750,758	12,367,828	1,282,640	3,666,909	1,691,458

Increase (decrease) in net assets	1,911,477	13,275,504	1,825,820	4,665,045	2,165,741
Net assets at beginning of period	3,053,755	12,615,122	1,151,586	2,611,453	1,540,402
Net assets at end of period	$4,965,232	$25,890,626	$2,977,406	$7,276,498	$3,706,143

Beginning units	64,229	275,501	71,603	177,163	128,312
Units issued	40,659	282,389	89,680	244,392	146,615
Units redeemed	(9,221)	(45,073)	(18,560)	(31,902)	(23,027)
Ending units	95,667	512,817	142,723	389,653	251,900
 The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Blue Chip Growth Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$29,517	$118,060	$48,246
Mortality and expense risk and administrative charges	(9,456)	(141,718)	(39,160)	(195,246)	(47,020)
Net investment income (loss)	(9,456)	(141,718)	(9,643)	(77,186)	1,226
Net realized gain (loss)	8,914	187,987	66,033	317,348	91,677
Capital gain distribution from mutual funds	119,793	2,249,463	512,259	2,760,958	278,515
Change in unrealized appreciation (depreciation) of investments	(363,963)	(6,091,486)	(1,112,411)	(5,815,284)	(768,423)
Increase (decrease) in net assets from operations	(244,712)	(3,795,754)	(543,762)	(2,814,164)	(397,005)

From contract transactions:
Payments received from contract owners	1,425	1,869,795	—	236,985	—
Payments for contract benefits or terminations	(19,746)	(736,752)	(237,025)	(1,281,238)	(319,678)
Transfers between sub-accounts (including fixed account), net	(17,203)	1,409,086	(62,516)	344,730	(82,299)
Contract maintenance charges	(122)	(103,147)	(443)	(167,592)	(858)
Adjustments to net assets allocated to contracts in payout period	—	—	10	—	191
Increase (decrease) in net assets from contract transactions	(35,646)	2,438,982	(299,974)	(867,115)	(402,644)

Increase (decrease) in net assets	(280,358)	(1,356,772)	(843,736)	(3,681,279)	(799,649)
Net assets at beginning of period	808,479	11,490,746	3,190,901	16,179,435	3,671,887
Net assets at end of period	$528,121	$10,133,974	$2,347,165	$12,498,156	$2,872,238

Beginning units	31,704	315,297	39,020	385,040	61,081
Units issued	612	118,257	6	31,852	148
Units redeemed	(2,358)	(47,922)	(4,198)	(54,742)	(7,538)
Ending units	29,958	385,632	34,828	362,150	53,691

For the Year Ended December 31, 2021
From operations:
Dividends	$1,610	$2,322	$20,909	$71,764	$53,335
Mortality and expense risk and administrative charges	(12,011)	(142,488)	(45,269)	(232,942)	(55,406)
Net investment income (loss)	(10,401)	(140,166)	(24,360)	(161,178)	(2,071)
Net realized gain (loss)	48,617	756,834	221,379	957,031	108,422
Capital gain distribution from mutual funds	84,092	1,201,179	121,559	624,176	185,441
Change in unrealized appreciation (depreciation) of investments	67,094	539,785	330,063	2,106,033	131,238
Increase (decrease) in net assets from operations	189,402	2,357,632	648,641	3,526,062	423,030

From contract transactions:
Payments received from contract owners	713	1,567,046	—	604,829	—
Payments for contract benefits or terminations	(86,130)	(982,807)	(310,726)	(1,728,461)	(289,017)
Transfers between sub-accounts (including fixed account), net	(8,895)	246,679	127,023	(1,152,108)	4,846
Contract maintenance charges	(126)	(67,065)	(398)	(156,614)	(856)
Adjustments to net assets allocated to contracts in payout period	—	3	(6,421)	7	1,854
Increase (decrease) in net assets from contract transactions	(94,438)	763,856	(190,522)	(2,432,347)	(283,173)

Increase (decrease) in net assets	94,964	3,121,488	458,119	1,093,715	139,857
Net assets at beginning of period	713,515	8,369,258	2,732,782	15,085,720	3,532,030
Net assets at end of period	$808,479	$11,490,746	$3,190,901	$16,179,435	$3,671,887

Beginning units	35,545	298,599	41,770	444,071	66,010
Units issued	39	72,856	2,353	28,916	211
Units redeemed	(3,880)	(56,158)	(5,103)	(87,947)	(5,140)
Ending units	31,704	315,297	39,020	385,040	61,081

 The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Total Return Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$185,278	$33,586	$29,914	$156,856	$636,674
Mortality and expense risk and administrative charges	(198,429)	(52,723)	(16,540)	(90,451)	(243,915)
Net investment income (loss)	(13,151)	(19,137)	13,374	66,405	392,759
Net realized gain (loss)	(13,725)	76,438	4,677	(61,816)	(736,642)
Capital gain distribution from mutual funds	1,289,189	324,031	113,136	663,866	821,521
Change in unrealized appreciation (depreciation) of investments	(3,144,354)	(979,212)	(328,945)	(1,748,737)	(2,213,456)
Increase (decrease) in net assets from operations	(1,882,041)	(597,880)	(197,758)	(1,080,282)	(1,735,818)

From contract transactions:
Payments received from contract owners	787,350	1,672,446	540	364,575	260,043
Payments for contract benefits or terminations	(1,096,103)	(53,426)	(167,380)	(617,386)	(1,720,286)
Transfers between sub-accounts (including fixed account), net	696,448	(78,959)	(34,377)	(235,505)	(1,120,302)
Contract maintenance charges	(195,496)	(72,828)	(199)	(47,125)	(206,653)
Increase (decrease) in net assets from contract transactions	192,199	1,467,233	(201,416)	(535,441)	(2,787,198)

Increase (decrease) in net assets	(1,689,842)	869,353	(399,174)	(1,615,723)	(4,523,016)
Net assets at beginning of period	15,819,871	3,780,845	1,415,563	7,348,337	19,225,949
Net assets at end of period	$14,130,029	$4,650,198	$1,016,389	$5,732,614	$14,702,933

Beginning units	603,654	246,966	75,987	473,895	1,440,934
Units issued	165,797	144,793	888	66,390	116,374
Units redeemed	(148,682)	(35,570)	(12,477)	(98,678)	(334,572)
Ending units	620,769	356,189	64,398	441,607	1,222,736

For the Year Ended December 31, 2021
From operations:
Dividends	$197,140	$22,782	$17,282	$74,979	$387,181
Mortality and expense risk and administrative charges	(200,934)	(32,552)	(22,368)	(107,208)	(289,384)
Net investment income (loss)	(3,794)	(9,770)	(5,086)	(32,229)	97,797
Net realized gain (loss)	244,224	68,643	19,211	164,259	(146,354)
Capital gain distribution from mutual funds	796,227	156,343	—	—	123,651
Change in unrealized appreciation (depreciation) of investments	634,664	211,480	26,897	50,057	1,211,927
Increase (decrease) in net assets from operations	1,671,321	426,696	41,022	182,087	1,287,021

From contract transactions:
Payments received from contract owners	1,448,277	1,929,677	540	515,148	322,300
Payments for contract benefits or terminations	(991,249)	(38,238)	(112,163)	(635,615)	(2,282,721)
Transfers between sub-accounts (including fixed account), net	252,087	56,015	12,709	423,857	981,033
Contract maintenance charges	(142,936)	(31,728)	(244)	(38,043)	(196,234)
Adjustments to net assets allocated to contracts in payout period	201	—	18	—	271
Increase (decrease) in net assets from contract transactions	566,380	1,915,726	(99,140)	265,347	(1,175,351)

Increase (decrease) in net assets	2,237,701	2,342,422	(58,118)	447,434	111,670
Net assets at beginning of period	13,582,170	1,438,423	1,473,681	6,900,903	19,114,279
Net assets at end of period	$15,819,871	$3,780,845	$1,415,563	$7,348,337	$19,225,949

Beginning units	571,280	114,830	81,293	454,366	1,519,168
Units issued	98,431	150,882	2,179	78,633	133,760
Units redeemed	(66,057)	(18,746)	(7,485)	(59,104)	(211,994)
Ending units	603,654	246,966	75,987	473,895	1,440,934

 The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High- Yield Bond Portfolio Class 1	SAST SA PineBridge High- Yield Bond Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$62,838	$378,211	$24,233	$81,925
Mortality and expense risk and administrative charges	(1,477,718)	(17,215)	(98,829)	(21,387)	(80,175)
Net investment income (loss)	(1,477,718)	45,623	279,382	2,846	1,750
Net realized gain (loss)	(1,745,340)	(8,364)	(182,983)	(3,776)	79,060
Capital gain distribution from mutual funds	251,892	—	—	67,391	272,703
Change in unrealized appreciation (depreciation) of investments	(20,596,873)	(182,833)	(1,008,954)	(204,764)	(837,765)
Increase (decrease) in net assets from operations	(23,568,039)	(145,574)	(912,555)	(138,303)	(484,252)

From contract transactions:
Payments received from contract owners	2,018,002	—	353,053	590	358,640
Payments for contract benefits or terminations	(8,291,363)	(46,525)	(675,456)	(87,658)	(313,763)
Transfers between sub-accounts (including fixed account), net	427,632	(74,802)	(292,563)	126,209	(439,765)
Contract maintenance charges	(2,113,442)	(307)	(65,374)	(293)	(41,199)
Increase (decrease) in net assets from contract transactions	(7,959,171)	(121,634)	(680,340)	38,900	(436,087)

Increase (decrease) in net assets	(31,527,210)	(267,208)	(1,592,895)	(99,403)	(920,339)
Net assets at beginning of period	127,997,055	1,309,151	8,200,031	1,595,497	6,030,774
Net assets at end of period	$96,469,845	$1,041,943	$6,607,136	$1,496,094	$5,110,435

Beginning units	8,049,940	33,421	393,208	78,400	388,845
Units issued	497,145	643	37,004	10,720	74,373
Units redeemed	(1,078,828)	(4,117)	(71,615)	(9,126)	(94,598)
Ending units	7,468,257	29,947	358,597	79,994	368,620

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$66,160	$382,730	$32,002	$105,198
Mortality and expense risk and administrative charges	(1,803,483)	(20,266)	(108,205)	(24,529)	(89,472)
Net investment income (loss)	(1,803,483)	45,894	274,525	7,473	15,726
Net realized gain (loss)	1,482,240	(2,413)	(17,386)	20,054	111,757
Capital gain distribution from mutual funds	18,104,815	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(9,457,635)	14,135	52,426	173,049	583,151
Increase (decrease) in net assets from operations	8,325,937	57,616	309,565	200,576	710,634

From contract transactions:
Payments received from contract owners	1,412,644	—	775,829	4,170	207,472
Payments for contract benefits or terminations	(10,152,769)	(167,110)	(586,550)	(140,376)	(543,148)
Transfers between sub-accounts (including fixed account), net	1,786,434	98,432	332,198	6,958	172,133
Contract maintenance charges	(2,050,130)	(308)	(55,481)	(316)	(34,150)
Adjustments to net assets allocated to contracts in payout period	—	1,062	95	1,551	—
Increase (decrease) in net assets from contract transactions	(9,003,821)	(67,924)	466,091	(128,013)	(197,693)

Increase (decrease) in net assets	(677,884)	(10,308)	775,656	72,563	512,941
Net assets at beginning of period	128,674,939	1,319,459	7,424,375	1,522,934	5,517,833
Net assets at end of period	$127,997,055	$1,309,151	$8,200,031	$1,595,497	$6,030,774

Beginning units	8,634,249	35,173	367,161	84,774	394,207
Units issued	709,434	3,267	69,787	2,232	42,649
Units redeemed	(1,293,743)	(5,019)	(43,740)	(8,606)	(48,011)
Ending units	8,049,940	33,421	393,208	78,400	388,845

 The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Schroders VCP Global Allocation Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$378,741	$23,904	$143,987	$1,111,052	$18,849,390
Mortality and expense risk and administrative charges	(744,208)	(52,887)	(481,947)	(1,850,786)	(11,121,143)
Net investment income (loss)	(365,467)	(28,983)	(337,960)	(739,734)	7,728,247
Net realized gain (loss)	(227,186)	30,677	562,928	647,439	(6,382,347)
Capital gain distribution from mutual funds	7,337,435	454,308	2,853,161	17,379,048	63,593,169
Change in unrealized appreciation (depreciation) of investments	(19,519,192)	(1,441,502)	(11,113,243)	(49,388,721)	(234,097,414)
Increase (decrease) in net assets from operations	(12,774,410)	(985,500)	(8,035,114)	(32,101,968)	(169,158,345)

From contract transactions:
Payments received from contract owners	1,302,453	1,345,222	6,836,657	5,613,085	17,502,531
Payments for contract benefits or terminations	(3,688,792)	(77,553)	(1,298,716)	(8,476,107)	(70,997,457)
Transfers between sub-accounts (including fixed account), net	136,924	300,103	3,456,530	3,652,922	(3,161,932)
Contract maintenance charges	(1,082,130)	(68,810)	(725,652)	(2,659,658)	(16,251,649)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	137
Increase (decrease) in net assets from contract transactions	(3,331,545)	1,498,962	8,268,819	(1,869,758)	(72,908,370)

Increase (decrease) in net assets	(16,105,955)	513,462	233,705	(33,971,726)	(242,066,715)
Net assets at beginning of period	66,116,930	4,071,978	39,760,406	161,678,461	949,027,439
Net assets at end of period	$50,010,975	$4,585,440	$39,994,111	$127,706,735	$706,960,724

Beginning units	4,731,245	284,081	2,558,932	9,898,489	50,841,205
Units issued	274,252	151,337	879,336	915,511	2,395,795
Units redeemed	(550,138)	(25,366)	(245,310)	(1,033,537)	(6,903,895)
Ending units	4,455,359	410,052	3,192,958	9,780,463	46,333,105

For the Year Ended December 31, 2021
From operations:
Dividends	$240,245	$14,093	$—	$1,381,990	$14,843,297
Mortality and expense risk and administrative charges	(899,018)	(36,273)	(393,124)	(2,121,535)	(13,749,811)
Net investment income (loss)	(658,773)	(22,180)	(393,124)	(739,545)	1,093,486
Net realized gain (loss)	706,876	51,001	544,642	3,073,840	16,567,973
Capital gain distribution from mutual funds	9,537	112,847	478,857	7,544,537	55,052,063
Change in unrealized appreciation (depreciation) of investments	6,713,625	24,900	3,377,966	6,096,413	(319,212)
Increase (decrease) in net assets from operations	6,771,265	166,568	4,008,341	15,975,245	72,394,310

From contract transactions:
Payments received from contract owners	954,890	2,199,963	13,096,627	6,710,547	15,295,421
Payments for contract benefits or terminations	(3,997,153)	(38,789)	(1,011,854)	(8,731,070)	(85,746,648)
Transfers between sub-accounts (including fixed account), net	(1,982,238)	277,573	1,384,892	566,993	7,470,843
Contract maintenance charges	(1,039,037)	(29,522)	(447,412)	(2,385,607)	(16,033,621)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	457
Increase (decrease) in net assets from contract transactions	(6,063,538)	2,409,225	13,022,253	(3,839,137)	(79,013,548)

Increase (decrease) in net assets	707,727	2,575,793	17,030,594	12,136,108	(6,619,238)
Net assets at beginning of period	65,409,203	1,496,185	22,729,812	149,542,353	955,646,677
Net assets at end of period	$66,116,930	$4,071,978	$39,760,406	$161,678,461	$949,027,439

Beginning units	5,189,846	117,249	1,674,529	10,143,080	55,212,480
Units issued	149,061	181,322	1,073,682	788,336	3,376,262
Units redeemed	(607,662)	(14,490)	(189,279)	(1,032,927)	(7,747,537)
Ending units	4,731,245	284,081	2,558,932	9,898,489	50,841,205

 The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA VCP Dynamic Strategy Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$13,220,656	$—	$—	$—	$17,653
Mortality and expense risk and administrative charges	(8,581,480)	(759,057)	(164,033)	(737,353)	(20,825)
Net investment income (loss)	4,639,176	(759,057)	(164,033)	(737,353)	(3,172)
Net realized gain (loss)	769,304	(473)	(202,674)	(4,609,267)	(9,377)
Capital gain distribution from mutual funds	33,753,870	217,908	2,877,589	18,341,065	21,272
Change in unrealized appreciation (depreciation) of investments	(150,077,428)	(11,191,682)	(8,220,679)	(38,701,366)	(236,227)
Increase (decrease) in net assets from operations	(110,915,078)	(11,733,304)	(5,709,797)	(25,706,921)	(227,504)

From contract transactions:
Payments received from contract owners	5,478,339	6,300,891	1,820	8,434,070	—
Payments for contract benefits or terminations	(54,129,741)	(2,391,020)	(769,509)	(3,721,293)	(84,899)
Transfers between sub-accounts (including fixed account), net	(9,896,503)	1,547,197	(89,392)	7,860,993	(16,200)
Contract maintenance charges	(12,517,444)	(1,141,683)	(1,435)	(694,694)	(340)
Adjustments to net assets allocated to contracts in payout period	137	—	(556)	—	99
Increase (decrease) in net assets from contract transactions	(71,065,212)	4,315,385	(859,072)	11,879,076	(101,340)

Increase (decrease) in net assets	(181,980,290)	(7,417,919)	(6,568,869)	(13,827,845)	(328,844)
Net assets at beginning of period	726,487,575	63,795,457	15,748,392	65,201,228	1,579,388
Net assets at end of period	$544,507,285	$56,377,538	$9,179,523	$51,373,383	$1,250,544

Beginning units	40,822,360	4,632,541	57,058	831,725	66,494
Units issued	1,040,319	769,158	418	426,590	477
Units redeemed	(5,574,812)	(407,928)	(4,529)	(171,889)	(5,376)
Ending units	36,287,867	4,993,771	52,947	1,086,426	61,595

For the Year Ended December 31, 2021
From operations:
Dividends	$9,770,835	$562,492	$—	$—	$26,238
Mortality and expense risk and administrative charges	(9,828,025)	(777,957)	(237,047)	(653,594)	(24,937)
Net investment income (loss)	(57,190)	(215,465)	(237,047)	(653,594)	1,301
Net realized gain (loss)	12,766,223	687,588	493,129	1,408,138	12,393
Capital gain distribution from mutual funds	26,505,130	4,405,807	3,398,329	12,272,465	25,888
Change in unrealized appreciation (depreciation) of investments	13,661,072	1,928,733	(2,995,809)	(12,882,638)	(98,169)
Increase (decrease) in net assets from operations	52,875,235	6,806,663	658,602	144,371	(58,587)

From contract transactions:
Payments received from contract owners	5,650,332	6,116,684	9,194	15,716,457	1,278
Payments for contract benefits or terminations	(66,642,207)	(2,473,403)	(1,054,059)	(3,198,996)	(216,333)
Transfers between sub-accounts (including fixed account), net	162,151,814	2,582,205	505,886	17,777,917	33,550
Contract maintenance charges	(11,385,130)	(875,804)	(1,460)	(343,604)	(360)
Adjustments to net assets allocated to contracts in payout period	448	—	4,490	4,492	650
Increase (decrease) in net assets from contract transactions	89,775,257	5,349,682	(535,949)	29,956,266	(181,215)

Increase (decrease) in net assets	142,650,492	12,156,345	122,653	30,100,637	(239,802)
Net assets at beginning of period	583,837,083	51,639,112	15,625,739	35,100,591	1,819,190
Net assets at end of period	$726,487,575	$63,795,457	$15,748,392	$65,201,228	$1,579,388

Beginning units	35,652,801	4,218,679	58,931	405,005	74,281
Units issued	11,169,416	852,929	3,473	521,142	1,831
Units redeemed	(5,999,857)	(439,067)	(5,346)	(94,422)	(9,618)
Ending units	40,822,360	4,632,541	57,058	831,725	66,494

 The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Government and Quality Bond Portfolio Class 3	SAST SA Wellington Strategic Multi- Asset Portfolio Class 1	SAST SA Wellington Strategic Multi- Asset Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 1	SAST SA WellsCap Aggressive Growth Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$283,790	$1,578	$68,818	$—	$—
Mortality and expense risk and administrative charges	(436,934)	(2,520)	(122,937)	—	—
Net investment income (loss)	(153,144)	(942)	(54,119)	—	—
Net realized gain (loss)	(822,286)	389	(28,343)	—	—
Capital gain distribution from mutual funds	450,696	17,253	1,007,797	—	—
Change in unrealized appreciation (depreciation) of investments	(4,729,745)	(55,172)	(2,777,761)	—	—
Increase (decrease) in net assets from operations	(5,254,479)	(38,472)	(1,852,426)	—	—

From contract transactions:
Payments received from contract owners	1,656,775	—	1,988,297	—	—
Payments for contract benefits or terminations	(2,936,681)	(1,850)	(221,131)	—	—
Transfers between sub-accounts (including fixed account), net	(2,033,332)	(1)	957,647	—	—
Contract maintenance charges	(451,352)	(66)	(181,699)	—	—
Increase (decrease) in net assets from contract transactions	(3,764,590)	(1,917)	2,543,114	—	—

Increase (decrease) in net assets	(9,019,069)	(40,389)	690,688	—	—
Net assets at beginning of period	36,767,735	212,170	9,547,882	—	—
Net assets at end of period	$27,748,666	$171,781	$10,238,570	$—	$—

Beginning units	2,483,206	2,372	639,042	—	—
Units issued	355,865	—	270,497	—	—
Units redeemed	(629,967)	(26)	(71,810)	—	—
Ending units	2,209,104	2,346	837,729	—	—

For the Year Ended December 31, 2021
From operations:
Dividends	$496,147	$602	$14,166	$—	$—
Mortality and expense risk and administrative charges	(501,177)	(2,930)	(98,313)	(30,556)	(74,934)
Net investment income (loss)	(5,030)	(2,328)	(84,147)	(30,556)	(74,934)
Net realized gain (loss)	218,763	1,251	292,364	1,103,354	733,898
Capital gain distribution from mutual funds	572,499	7,568	305,181	398,187	1,398,991
Change in unrealized appreciation (depreciation) of investments	(2,019,002)	5,899	(81,008)	(1,358,441)	(1,683,963)
Increase (decrease) in net assets from operations	(1,232,770)	12,390	432,390	112,544	373,992

From contract transactions:
Payments received from contract owners	3,352,827	—	3,133,814	3,220	1,811,960
Payments for contract benefits or terminations	(3,736,901)	(1,804)	(251,581)	(291,648)	(163,880)
Transfers between sub-accounts (including fixed account), net	2,934,379	—	413,402	(2,335,295)	(6,767,057)
Contract maintenance charges	(410,637)	(65)	(113,151)	(376)	(41,480)
Adjustments to net assets allocated to contracts in payout period	4	—	—	1,317	—
Increase (decrease) in net assets from contract transactions	2,139,672	(1,869)	3,182,484	(2,622,782)	(5,160,457)

Increase (decrease) in net assets	906,902	10,521	3,614,874	(2,510,238)	(4,786,465)
Net assets at beginning of period	35,860,833	201,649	5,933,008	2,510,238	4,786,465
Net assets at end of period	$36,767,735	$212,170	$9,547,882	$—	$—

Beginning units	2,329,080	2,393	421,161	46,176	129,455
Units issued	623,778	—	331,729	145	78,434
Units redeemed	(469,652)	(21)	(113,848)	(46,321)	(207,889)
Ending units	2,483,206	2,372	639,042	—	—

 The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I International Equities Index Fund	VALIC Company I Mid Cap Index Fund	VALIC Company I Nasdaq-100 Index Fund	VALIC Company I Small Cap Index Fund	VALIC Company I Stock Index Fund
For the Year Ended December 31, 2022
From operations:
Dividends	$3,761	$7,821	$647	$1,585	$17,002
Mortality and expense risk and administrative charges	(1,402)	(6,728)	(3,353)	(2,608)	(15,433)
Net investment income (loss)	2,359	1,093	(2,706)	(1,023)	1,569
Net realized gain (loss)	1,258	(7,315)	1,754	(4,262)	45,413
Capital gain distribution from mutual funds	—	49,712	26,656	21,733	116,839
Change in unrealized appreciation (depreciation) of investments	(26,532)	(138,975)	(140,323)	(69,401)	(465,092)
Increase (decrease) in net assets from operations	(22,915)	(95,485)	(114,619)	(52,953)	(301,271)

From contract transactions:
Payments for contract benefits or terminations	(15,178)	(50,167)	(644)	(14,340)	(88,722)
Transfers between sub-accounts (including fixed account), net	(512)	(21,508)	28,814	3,339	(2,004)
Contract maintenance charges	(20)	(63)	(28)	(39)	(93)
Increase (decrease) in net assets from contract transactions	(15,710)	(71,738)	28,142	(11,040)	(90,819)

Increase (decrease) in net assets	(38,625)	(167,223)	(86,477)	(63,993)	(392,090)
Net assets at beginning of period	144,688	684,730	334,229	247,772	1,599,817
Net assets at end of period	$106,063	$517,507	$247,752	$183,779	$1,207,727

Beginning units	10,557	33,405	9,003	13,005	64,715
Units issued	259	543	1,037	315	1,163
Units redeemed	(1,658)	(4,453)	(25)	(961)	(5,392)
Ending units	9,158	29,495	10,015	12,359	60,486

For the Year Ended December 31, 2021
From operations:
Dividends	$1,755	$9,718	$916	$2,263	$22,941
Mortality and expense risk and administrative charges	(1,737)	(10,323)	(3,855)	(3,231)	(17,319)
Net investment income (loss)	18	(605)	(2,939)	(968)	5,622
Net realized gain (loss)	10,148	66,010	13,437	16,649	95,002
Capital gain distribution from mutual funds	563	26,631	22,618	12,818	71,400
Change in unrealized appreciation (depreciation) of investments	2,963	103,072	37,492	5,658	181,288
Increase (decrease) in net assets from operations	13,692	195,108	70,608	34,157	353,312

From contract transactions:
Payments for contract benefits or terminations	(34,830)	(358,329)	(615)	(78,534)	(231,509)
Transfers between sub-accounts (including fixed account), net	(17,289)	(77,084)	(14,639)	(15,295)	(57,131)
Contract maintenance charges	(20)	(35)	(29)	(18)	(55)
Increase (decrease) in net assets from contract transactions	(52,139)	(435,448)	(15,283)	(93,847)	(288,695)

Increase (decrease) in net assets	(38,447)	(240,340)	55,325	(59,690)	64,617
Net assets at beginning of period	183,135	925,070	278,904	307,462	1,535,200
Net assets at end of period	$144,688	$684,730	$334,229	$247,772	$1,599,817

Beginning units	14,656	55,008	9,402	17,951	78,675
Units issued	190	329	129	487	37
Units redeemed	(4,289)	(21,932)	(528)	(5,433)	(13,997)
Ending units	10,557	33,405	9,003	13,005	64,715

 The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.	Organization

FS Variable Separate Account (“the Separate Account”) is a segregated investment account established by The United States Life Insurance Company in the City of New York (“USL”) to receive and invest premium payments from variable annuity contracts issued by USL. USL is a wholly owned subsidiary of AGC Life Insurance Company, a wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”). On September 19, 2022, Corebridge completed an initial public offering (the “IPO”) in which American International Group, Inc. (“AIG Parent”) sold 80,000,000 shares of Corebridge Parent common stock to the public. As of December 31, 2022, AIG owns 77.7% of the outstanding common stock of Corebridge Parent. AIG Parent is a publicly traded entity, listed on the New York Stock Exchange (NYSE:AIG). The term “AIG” means AIG Parent and its consolidated subsidiaries, unless the context refers to AIG Parent only.

The Separate Account includes the following variable annuity products:

FSA Advisor	Polaris II A-Class Platinum Series
ICAP II	Polaris Platinum III
Polaris	Polaris Platinum O-Series
Polaris Advantage	Polaris Preferred Solution
Polaris Advantage II	Polaris Retirement Protector
Polaris Choice	Polaris Select Investor
Polaris Choice III	WM Diversified Strategies III
Polaris Choice IV	Vista Capital Advantage
Polaris II

The Separate Account contracts are sold through USL’s affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of USL. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/ corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2022 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve months, except as noted below.

American Funds Insurance Series (American Funds IS)
American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth Fund Class 2
American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4
American Funds IS Capital Income Builder Class 4	American Funds IS Growth-Income Fund Class 2
American Funds IS Capital World Bond Fund Class 4	American Funds IS Growth-Income Fund Class 4
American Funds IS Global Growth Fund Class 2	American Funds IS International Fund Class 4(h)
American Funds IS Global Growth Fund Class 4	American Funds IS The Bond Fund of America Class 4
American Funds IS Global Small Capitalization Fund Class 4

Anchor Series Trust (AST)(a)
AST SA PGI Asset Allocation Portfolio Class 1(b)	AST SA PGI Asset Allocation Portfolio Class 3(b)

BlackRock Variable Series Funds, Inc. (BlackRock)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III

Columbia Funds VIT Variable Series Trust (Columbia VP)
Columbia VP Emerging Markets Bond Fund Class 2(h)	Columbia VP Large Cap Growth Fund Class 1
Columbia VP Income Opportunities Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Delaware Ivy Variable Insurance Portfolios (Delaware Ivy VIP)
Delaware Ivy VIP Asset Strategy Class II(h)

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Rising Dividends VIP Fund Class 2
FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	FTVIP Templeton Global Bond VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Institutional	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor
Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Comstock Fund Series II
Invesco V.I. American Value Fund Series II	Invesco V.I. Equity and Income Fund Series II
Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Growth and Income Fund Series II

Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
Lord Abbett Developing Growth Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC
Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Total Return Portfolio Class VC(h)
Lord Abbett Growth and Income Portfolio Class VC

Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley
Morgan Stanley VIF Global Infrastructure Portfolio Class II

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio

PIMCO Variable Insurance Trust (PIMCO)
PIMCO All Asset Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class
PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class

Principal Variable Contracts Funds, Inc. (PVC)
PVC Core Plus Bond Account Class 1	PVC SAM Balanced Portfolio Class 2
PVC Diversified International Account Class 1	PVC SAM Conservative Balanced Portfolio Class 2
PVC Equity Income Account Class 2	PVC SAM Conservative Growth Portfolio Class 2
PVC Government & High Quality Bond Account Class 1	PVC SAM Flexible Income Portfolio Class 2
PVC Large Cap Growth Account I Class 1	PVC SAM Strategic Growth Portfolio Class 2
PVC MidCap Account Class 2	PVC Short-Term Income Account Class 1
PVC Principal Capital Appreciation Account Class 2	PVC SmallCap Account Class 2
PVC Real Estate Securities Account Class 2(h)

Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 3	SST SA Multi-Managed Large Cap Growth Portfolio Class 3
SST SA Allocation Growth Portfolio Class 3	SST SA Multi-Managed Large Cap Value Portfolio Class 3(h)
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
SST SA American Century Inflation Protection Portfolio Class 3(f)	SST SA Multi-Managed Small Cap Portfolio Class 3(h)
SST SA Columbia Focused Value Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SST SA T. Rowe Price Growth Stock Portfolio Class 3(h)
SST SA Multi-Managed International Equity Portfolio Class 3

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 1

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 1
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA Columbia Technology Portfolio Class 1(e)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA Columbia Technology Portfolio Class 3(e)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1
SAST SA Fixed Income Index Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3(g)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1
SAST SA International Index Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 1
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 3
SAST SA Invesco Main Street Large Cap Portfolio Class 1	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1
SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3
SAST SA Invesco VCP Equity-Income Portfolio Class 3(d)	SAST SA WellsCap Aggressive Growth Portfolio Class 1(c)
SAST SA Janus Focused Growth Portfolio Class 1	SAST SA WellsCap Aggressive Growth Portfolio Class 3(c)
SAST SA Janus Focused Growth Portfolio Class 3

VALIC Company I(i)
VALIC Company I International Equities Index Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I International Socially Responsible Fund(h)	VALIC Company I Small Cap Index Fund
VALIC Company I Mid Cap Index Fund	VALIC Company I Stock Index Fund

(a)	These are affiliated investment companies. SunAmerica Asset Management Corp.(“SunAmerica”), an affiliate of USL, serves as the investment advisor to Seasons Series Trust and SunAmerica Series Trust.

(b)	The AST SA PGI Asset Allocation Portfolio, in operation for the period January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Diversified Balanced Portfolio.

(c)	The SAST SA WellsCap Aggressive Growth Portfolio, in operation for the period January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Mid-Cap Growth Portfolio.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(d)	The SAST SA Invesco VCP Equity-Income Portfolio, in operation for the period January 1, 2021 to May 3, 2021 (cessation of operations) merged into the SAST SA VCP Dynamic Strategy Portfolio.

(e)	The SAST SA Columbia Technology Portfolio, in operation for the period January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio.

(f)	Formerly SST SA Wellington Real Return Portfolio.

(g)	Formerly SAST SA Franklin U.S. Equity Smart Beta Portfolio.

(h)	Fund had no activity during the current year.

(i)

VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of USL, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica, an affiliate of USL, serves as the administrator to each series of VALIC Company I and as the investment sub-advisor to certain series of VALIC Company I.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of USL’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of each of the sub-accounts of the Separate Account are registered in the name of USL. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from USL’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business USL may conduct. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

We are continually assessing the impact on our business, operations and investments and separate account assets of COVID-19 and the resulting ongoing economic and societal disruption. These impacts initially included a global economic contraction, disruptions in financial markets, increased market volatility and declines in certain equity and other asset prices that had negative effects on our investments, our access to liquidity, our ability to generate new sales and the costs associated with claims. Further, significant legislative and regulatory activity has occurred at both the U.S. federal and state levels, as well as globally. We cannot predict what form future legal and regulatory responses to concerns about COVID-19 and related public health issues will take, or how such responses will impact our business.

2.	Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis.

Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments except for ICAP contracts which have an assumed interest rate of 5.00 percent.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, USL makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of USL, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, USL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. USL will periodically review changes in the tax law. USL retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.

3.	Fair Value Measurements

Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three “levels” based on the observability of valuation inputs:

•

Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

•

Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2022 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2022, and respective hierarchy levels.

4.	Expenses

Expense charges are applied against the current value of the Separate Account and are paid to USL as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to USL. The mortality risk charge represents compensation to USL for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to USL for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products	Separate Account Annual Charges*

FSA Advisor	1.52%

ICAP II Variable Annuity	1.40%

Polaris	1.52%

Polaris Advantage	1.65% or 1.90%

Polaris Advantage II	1.30%, 1.55%, 1.90% or 2.15%

Polaris Choice	1.52% or 1.72%

Polaris Choice III	1.52% or 1.77%

Polaris Choice IV	1.65% or 1.90%

Polaris II	1.52%

Polaris II A-Class Platinum Series	0.85%

Polaris Platinum III	1.15%, 1.30%, 1.55%, 1.70% or 1.95%

Polaris Platinum O-Series	0.95% or 1.20%

Polaris Preferred Solution	1.00%, 1.15%, 1.40%, 1.55%, or 1.80%

Polaris Retirement Protector	1.30%, 1.55% or 1.80%

Polaris Select Investor	1.10%, 1.35%, 1.40% or 1.70%

Vista Capital Advantage	1.40%

WM Diversified Strategies III	1.55% or 1.70%

*	The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by USL on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by USL related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts. No contract maintenance charge is assessed under the FSA Advisor contract.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to USL. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 5 percent is assessed on amount withdrawn in excess of free withdrawals for the ICAP II variable annuity and the maximum withdrawal charge of 6% is assessed on amounts withdrawn in excess of free withdrawal amounts for the Vista Capital Advantage variable annuity. For all other products, the maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the FSA Advisor variable annuity.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Depending on the contract provisions, a transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to USL by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The premium based charge ranges from 0.50 percent to 5.75 percent and is assessed on the Polaris II A-Class Platinum Series and Polaris Platinum O-Series contract.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, USL will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

USL currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Annuity Charge: There may be an annuity charge in the event that the contract is switched to the payout phase. Option 1 for payouts provides a life income with installments guaranteed, Option 2 provides a joint and survivor life payout, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If Option 3 is elected, an annuity charge equal to the withdrawal charge if the contract were surrendered may apply. No annuity charged will be assessed if Option 3 is elected by a beneficiary under the death benefit. The annuity charge is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90th day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.25 percent to 0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice, Polaris Choice III, Polaris II, Polaris Preferred Solution, and WM Diversified Strategies III contracts.

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

•	MarketLock, MarketLock for Two and Income Rewards

The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

•	MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments made in years 2-5 greater than the purchase payments received in the first year. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees

MarketLock	Polaris Advantage Polaris Choice Polaris Choice III Polaris II Polaris II A-Class Platinum Series Polaris Preferred Solution WM Diversified Strategies III	0.50% to 0.65%

MarketLock for Two	Polaris Choice Polaris Choice III Polaris II Polaris Preferred Solution WM Diversified Strategies III	0.40% prior to the first withdrawal 0.80% after the first withdrawal

Income Rewards	Polaris Choice Polaris Choice III Polaris II Polaris Preferred Solution WM Diversified Strategies III	0.65% in years zero to seven 0.45% in years eight to ten

MarketLock for Life	FSA Polaris Advantage	0.70% for one covered person

	FSA Polaris Choice III	0.95% for two covered person

FSA Polaris Choice IV

FSA Polaris II

FSA Polaris II A-Class Platinum Series

FSA Polaris Platinum III

FSA Polaris Preferred Solution

MarketLock for Life Plus	FSA Polaris Advantage	0.65% to 0.95% for one covered person

	FSA Polaris Choice III	0.90% to 1.25% for two covered person

FSA Polaris II

FSA Polaris II A-Class Platinum Series

FSA Polaris Platinum III

FSA Polaris Preferred Solution

MarketLock Income Plus	Polaris Advantage	0.85% to 1.10% for one covered person

	Polaris Choice III	1.10% to 1.35% for two covered person

Polaris II

Polaris II A-Class Platinum Series

Polaris Platinum III

Polaris Preferred Solution

Polaris Income Plus, Polaris Income Builder, Polaris Income Plus Daily, Polaris Income Builder Daily, Polaris Income Plus Flex, Polaris Income Plus Daily Flex, Polaris Income Builder Daily Flex and Polaris Income Max Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees

Polaris Income Plus	Polaris Advantage	0.60% to 2.20% for one covered person

	Polaris Advantage II	0.60% to 2.70% for two covered persons

Polaris Choice III

Polaris Choice IV

Polaris Platinum III

Polaris Platinum O-Series

Polaris Preferred Solution

Polaris Retirement Protector

Polaris Income Builder	Polaris Advantage	0.60% to 2.20% for one covered person

	Polaris Advantage II	0.60% to 2.70% for two covered persons

Polaris Choice III

Polaris Choice IV

Polaris Platinum III

Polaris Preferred Solution

Polaris Income Plus Daily	Polaris Platinum III	0.60% to 2.50% for one covered person

	Polaris Preferred Solution	0.60% to 2.50% for two covered persons

Polaris Income Builder Daily	Polaris Platinum O-Series	0.60% to 2.50% for one covered person

0.60% to 2.50% for two covered persons

Polaris Income Plus Flex	Polaris Platinum III	0.60% to 2.50% for one covered person

	Polaris Preferred Solution	0.60% to 2.50% for two covered persons

Polaris Income Plus Daily Flex	Polaris Platinum III	0.60% to 2.50% for one covered person

	Polaris Preferred Solution	0.60% to 2.50% for two covered persons

Polaris Income Max	Polaris Platinum III	0.60% to 2.50% for one covered person

	Polaris Preferred Solution	0.60% to 2.50% for two covered persons

Flex	Polaris Platinum O-Series	0.60% to 2.50% for one covered person

0.60% to 2.50% for two covered persons

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.	Purchases and Sales of Investments

For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Funds IS Asset Allocation Fund Class 2	$331,072	$160,385
American Funds IS Asset Allocation Fund Class 4	1,037,072	169,183
American Funds IS Capital Income Builder Class 4	75,039	29,592
American Funds IS Capital World Bond Fund Class 4	39,170	1,049
American Funds IS Global Growth Fund Class 2	764,878	536,156
American Funds IS Global Growth Fund Class 4	44,946	6,418
American Funds IS Global Small Capitalization Fund Class 4	73,271	3,388
American Funds IS Growth Fund Class 2	1,107,860	646,211
American Funds IS Growth Fund Class 4	31,176	3,070
American Funds IS Growth-Income Fund Class 2	722,895	687,464
American Funds IS Growth-Income Fund Class 4	65,615	8,340
American Funds IS The Bond Fund of America Class 4	25,496	16,449
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	906	26,244
BlackRock Global Allocation V.I. Fund Class III	753	66,340
Columbia VP Income Opportunities Fund Class 1	9,957	9,923
Columbia VP Large Cap Growth Fund Class 1	32,235	88,829
Columbia VP Limited Duration Credit Fund Class 2	903	2,925
FTVIP Franklin Allocation VIP Fund Class 2	862,735	615,061
FTVIP Franklin Income VIP Fund Class 2	5,889,905	3,461,256
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	23,936	1,152
FTVIP Franklin Rising Dividends VIP Fund Class 2	2,000	3,574
FTVIP Franklin Strategic Income VIP Fund Class 2	35,360	797
FTVIP Templeton Global Bond VIP Fund Class 2	5,000	593
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,163	1,070
Goldman Sachs VIT Government Money Market Fund Service Shares	26,294,489	17,642,518
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	168,561	12,371
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,552	457
Invesco V.I. American Franchise Fund Series II	4,545,694	371,513
Invesco V.I. American Value Fund Series II	13,373	11,539
Invesco V.I. Balanced-Risk Allocation Fund Series II	0	4,472
Invesco V.I. Comstock Fund Series II	5,018,395	5,209,533
Invesco V.I. Equity and Income Fund Series II	22,227	13,606
Invesco V.I. Growth and Income Fund Series II	4,716,731	5,097,220
Lord Abbett Bond Debenture Portfolio Class VC	14,796	5,258
Lord Abbett Developing Growth Portfolio Class VC	583	2,532
Lord Abbett Fundamental Equity Portfolio Class VC	8,212	637
Lord Abbett Growth and Income Portfolio Class VC	1,465,487	1,474,106
Lord Abbett Mid Cap Stock Portfolio Class VC	7,470	16,670
Lord Abbett Short Duration Income Portfolio Class VC	12,331	16,568
Lord Abbett Total Return Portfolio Class VC	18,449	388
Morgan Stanley VIF Global Infrastructure Portfolio Class II	5,955	2,111
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	4,144	568
PIMCO All Asset Portfolio Advisor Class	1,909	13,633
PIMCO Dynamic Bond Portfolio Advisor Class	1,975	345
PIMCO Emerging Markets Bond Portfolio Advisor Class	184,957	62,964
PIMCO Total Return Portfolio Advisor Class	8,151,693	2,249,795
PVC Core Plus Bond Account Class 1	714	2,542
PVC Diversified International Account Class 1	2,515	342
PVC Equity Income Account Class 2	34,242	24,140
PVC Government & High Quality Bond Account Class 1	5	7
PVC Large Cap Growth Account I Class 1	347	986

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
PVC MidCap Account Class 2	$86,367	$32,340
PVC Principal Capital Appreciation Account Class 2	25,250	14,618
PVC SAM Balanced Portfolio Class 2	580,213	836,628
PVC SAM Conservative Balanced Portfolio Class 2	3,260	504
PVC SAM Conservative Growth Portfolio Class 2	76,522	20,495
PVC SAM Flexible Income Portfolio Class 2	9,582	5,739
PVC SAM Strategic Growth Portfolio Class 2	48,599	6,374
PVC Short-Term Income Account Class 1	750	2,057
PVC SmallCap Account Class 2	1,392	557
SST SA Allocation Balanced Portfolio Class 3	3,545,394	1,685,187
SST SA Allocation Growth Portfolio Class 3	9,424,975	1,614,080
SST SA Allocation Moderate Growth Portfolio Class 3	8,222,287	3,603,501
SST SA Allocation Moderate Portfolio Class 3	4,516,949	1,311,584
SST SA American Century Inflation Protection Portfolio Class 3	7,389,054	6,268,726
SST SA Columbia Focused Value Portfolio Class 3	788	69
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	11,172	13,266
SST SA Multi-Managed International Equity Portfolio Class 3	5,473	2,514
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	19,660	19,224
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	2,093	73
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	812	60
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	3,276,334	855,847
SAST SA AB Growth Portfolio Class 1	3,157,520	2,299,495
SAST SA AB Growth Portfolio Class 3	13,109,739	4,173,572
SAST SA AB Small & Mid Cap Value Portfolio Class 3	8,557,486	3,109,279
SAST SA American Funds Asset Allocation Portfolio Class 3	21,759,102	8,036,589
SAST SA American Funds Global Growth Portfolio Class 3	3,890,547	3,351,306
SAST SA American Funds Growth Portfolio Class 3	19,864,139	3,611,901
SAST SA American Funds Growth-Income Portfolio Class 3	4,726,885	3,172,580
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	20,895,877	20,031,187
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	2,941,591	433,975
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	3,372,533	6,804,915
SAST SA DFA Ultra Short Bond Portfolio Class 1	277,299	168,584
SAST SA DFA Ultra Short Bond Portfolio Class 3	7,699,269	6,622,526
SAST SA Emerging Markets Equity Index Portfolio Class 3	352,584	158,526
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	71,199	279,928
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	9,624,024	9,487,597
SAST SA Fidelity Institutional AM® International Growth Class 3	970,693	290,154
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	125,446	104,948
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	2,942,779	1,388,477
SAST SA Fixed Income Index Portfolio Class 3	2,878,784	1,098,746
SAST SA Fixed Income Intermediate Index Portfolio Class 3	2,195,506	841,378
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	2,462,217	1,358,510
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	6,538,411	4,590,506
SAST SA Franklin Small Company Value Portfolio Class 3	4,891,546	1,763,371
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	418,366	150,603
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	441,177	187,511
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	5,251,220	2,459,142
SAST SA Franklin Tactical Opportunities Portfolio Class 3	2,441,205	392,436
SAST SA Global Index Allocation 60/40 Portfolio Class 3	3,070,041	1,032,045
SAST SA Global Index Allocation 75/25 Portfolio Class 3	1,470,047	567,221
SAST SA Global Index Allocation 90/10 Portfolio Class 3	4,139,988	1,936,535
SAST SA Goldman Sachs Global Bond Portfolio Class 1	7,561	71,839
SAST SA Goldman Sachs Global Bond Portfolio Class 3	2,354,080	2,955,790
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,691,479	290,560
SAST SA Index Allocation 60/40 Portfolio Class 3	5,087,838	2,573,319
SAST SA Index Allocation 80/20 Portfolio Class 3	14,429,954	4,096,549

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Index Allocation 90/10 Portfolio Class 3	$21,625,379	$6,709,638
SAST SA International Index Portfolio Class 3	585,790	168,154
SAST SA Invesco Growth Opportunities Portfolio Class 1	48,389	52,340
SAST SA Invesco Growth Opportunities Portfolio Class 3	5,637,198	1,191,112
SAST SA Invesco Main Street Large Cap Portfolio Class 1	335,141	110,143
SAST SA Invesco Main Street Large Cap Portfolio Class 3	4,401,531	979,831
SAST SA Janus Focused Growth Portfolio Class 1	191,228	124,218
SAST SA Janus Focused Growth Portfolio Class 3	5,050,755	1,978,537
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	555,404	422,881
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	5,782,799	2,936,984
SAST SA JPMorgan Emerging Markets Portfolio Class 1	40,485	197,133
SAST SA JPMorgan Emerging Markets Portfolio Class 3	1,566,190	1,085,884
SAST SA JPMorgan Equity-Income Portfolio Class 1	873,744	907,228
SAST SA JPMorgan Equity-Income Portfolio Class 3	7,412,471	4,230,941
SAST SA JPMorgan Global Equities Portfolio Class 1	207,391	130,700
SAST SA JPMorgan Global Equities Portfolio Class 3	1,074,738	434,495
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	59,069	179,883
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	7,862,904	10,173,319
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,065,035	379,661
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	10,645,812	2,913,668
SAST SA Large Cap Growth Index Portfolio Class 3	2,432,771	310,558
SAST SA Large Cap Index Portfolio Class 3	2,139,958	553,720
SAST SA Large Cap Value Index Portfolio Class 3	2,886,617	896,218
SAST SA MFS Blue Chip Growth Portfolio Class 1	131,187	56,495
SAST SA MFS Blue Chip Growth Portfolio Class 3	5,803,709	1,256,982
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	541,776	339,133
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	3,703,785	1,887,128
SAST SA MFS Total Return Portfolio Class 1	330,995	453,898
SAST SA MFS Total Return Portfolio Class 3	4,654,062	3,185,826
SAST SA Mid Cap Index Portfolio Class 3	2,182,708	410,582
SAST SA Morgan Stanley International Equities Portfolio Class 1	153,780	228,686
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,563,334	1,368,502
SAST SA PIMCO RAE International Value Portfolio Class 3	2,585,419	4,158,338
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	5,696,791	14,881,788
SAST SA PineBridge High-Yield Bond Portfolio Class 1	85,755	161,766
SAST SA PineBridge High-Yield Bond Portfolio Class 3	891,253	1,292,212
SAST SA Putnam International Growth and Income Portfolio Class 1	290,614	181,478
SAST SA Putnam International Growth and Income Portfolio Class 3	1,159,979	1,321,611
SAST SA Schroders VCP Global Allocation Portfolio Class 3	10,337,195	6,696,771
SAST SA Small Cap Index Portfolio Class 3	2,155,894	231,607
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	13,185,814	2,401,793
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	28,460,770	13,691,214
SAST SA VCP Dynamic Allocation Portfolio Class 3	108,876,275	110,463,229
SAST SA VCP Dynamic Strategy Portfolio Class 3	56,986,128	89,658,289
SAST SA VCP Index Allocation Portfolio Class 3	7,662,347	3,888,111
SAST SA Wellington Capital Appreciation Portfolio Class 1	2,914,926	1,060,442
SAST SA Wellington Capital Appreciation Portfolio Class 3	37,496,278	8,013,490
SAST SA Wellington Government and Quality Bond Portfolio Class 1	45,855	129,096
SAST SA Wellington Government and Quality Bond Portfolio Class 3	4,388,870	7,855,908
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	18,831	4,437
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	4,220,597	723,806
VALIC Company I International Equities Index Fund	6,346	19,697
VALIC Company I Mid Cap Index Fund	66,259	87,191
VALIC Company I Nasdaq-100 Index Fund	56,092	4,001
VALIC Company I Small Cap Index Fund	27,837	18,168
VALIC Company I Stock Index Fund	155,188	127,600

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.	Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2022, follows:

	December 31, 2022				For the Year Ended December 31, 2022
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	65,190	36.53	38.83	2,528,763	1.79	0.85	1.20	-14.44	-14.14
American Funds IS Asset Allocation Fund Class 4	165,294	14.67	14.95	2,461,328	1.81	0.95	1.20	-14.69	-14.48
American Funds IS Capital Income Builder Class 4	13,560	12.06	12.38	165,414	2.34	0.95	1.40	-8.66	-8.25
American Funds IS Capital World Bond Fund Class 4	7,747	8.64	8.81	66,985	0.25	0.95	1.20	-18.82	-18.62
American Funds IS Global Growth Fund Class 2	71,019	54.08	64.49	4,175,390	0.59	0.85	1.72	-26.02	-25.38
American Funds IS Global Growth Fund Class 4	20,807	16.13	16.43	335,809	0.40	0.95	1.20	-25.81	-25.63
American Funds IS Global Small Capitalization Fund Class 4	7,698	12.29	12.52	94,706	0.00	0.95	1.20	-30.53	-30.35
American Funds IS Growth Fund Class 2	78,889	64.21	76.56	5,384,549	0.29	0.85	1.72	-31.13	-30.53
American Funds IS Growth Fund Class 4	8,503	21.19	21.59	180,235	0.10	0.95	1.20	-30.95	-30.77
American Funds IS Growth-Income Fund Class 2	114,106	45.10	53.80	5,531,990	1.18	0.85	1.72	-17.91	-17.20
American Funds IS Growth-Income Fund Class 4	32,371	17.25	17.58	563,715	1.02	0.95	1.20	-17.70	-17.49
American Funds IS The Bond Fund of America Class 4	32,204		9.84	316,838	2.61		1.20		-13.79
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	3,369		13.46	45,345	1.37		1.10		-15.96
BlackRock Global Allocation V.I. Fund Class III	894		11.89	10,631	0.00		1.40		-17.24
Columbia VP Income Opportunities Fund Class 1	3,629	25.65	27.07	95,598	5.10	1.52	1.77	-11.59	-11.37
Columbia VP Large Cap Growth Fund Class 1	14,737	18.75	19.01	279,235	0.00	1.52	1.72	-32.55	-32.42
Columbia VP Limited Duration Credit Fund Class 2	1,932		9.94	19,212	0.48		1.10		-7.38
FTVIP Franklin Allocation VIP Fund Class 2	233,309	14.15	16.56	3,532,066	1.61	0.85	1.90	-17.58	-16.71
FTVIP Franklin Income VIP Fund Class 2	967,982	16.15	18.93	16,958,428	4.84	0.85	1.90	-7.25	-6.27
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	1,745	12.03	12.26	21,135	0.93	0.95	1.20	-5.88	-5.65
FTVIP Franklin Rising Dividends VIP Fund Class 2	581	19.61	19.99	11,464	0.78	0.95	1.20	-11.64	-11.41
FTVIP Franklin Strategic Income VIP Fund Class 2	4,547	9.39	9.87	44,207	3.33	0.95	1.40	-11.99	-11.59
FTVIP Templeton Global Bond VIP Fund Class 2	695		8.06	5,596	0.00		1.20		-6.08
Goldman Sachs VIT Government Money Market Fund Institutional Shares	7,640		9.78	74,729	1.56		1.40		0.17
Goldman Sachs VIT Government Money Market Fund Service Shares	2,789,638	9.31	9.98	26,890,700	1.59	0.85	1.90	-0.53	0.52
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	18,694	9.07	9.47	176,119	5.79	1.10	1.40	-7.91	-7.63
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		10.85	38,009	0.00		1.10		-20.05
Invesco V.I. American Franchise Fund Series II	203,667	28.95	32.02	6,382,284	0.00	0.85	1.90	-32.59	-31.88
Invesco V.I. American Value Fund Series II	3,814		13.62	51,940	0.46		1.20		-4.02
Invesco V.I. Balanced-Risk Allocation Fund Series II	—		13.16	—	0.00		1.10		-7.33
Invesco V.I. Comstock Fund Series II	569,204	24.12	38.41	15,866,821	1.42	0.85	1.90	-1.05	-0.01
Invesco V.I. Equity and Income Fund Series II	9,520		14.36	136,730	1.39		1.20		-8.81
Invesco V.I. Growth and Income Fund Series II	701,562	22.27	38.71	19,170,431	1.25	0.85	1.90	-7.77	-6.80
Lord Abbett Bond Debenture Portfolio Class VC	17,314	11.13	11.34	192,738	4.36	0.95	1.20	-13.84	-13.62
Lord Abbett Developing Growth Portfolio Class VC	10,253	14.91	15.20	152,931	0.00	0.95	1.20	-36.75	-36.59
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		15.17	56,656	1.04		1.10		-12.94
Lord Abbett Growth and Income Portfolio Class VC	342,142	19.19	30.50	7,886,485	1.25	0.85	1.90	-11.14	-10.20
Lord Abbett Mid Cap Stock Portfolio Class VC	3,279	28.85	30.69	99,789	0.74	0.85	1.20	-12.27	-11.96
Lord Abbett Short Duration Income Portfolio Class VC	30,728	9.64	10.14	306,236	2.73	1.10	1.70	-6.66	-6.10
Lord Abbett Total Return Portfolio Class VC	1,662	9.60	9.79	15,990	3.34	0.95	1.20	-15.07	-14.86
Morgan Stanley VIF Global Infrastructure Portfolio Class II	5,541	11.29	12.52	65,108	2.64	1.10	1.70	-9.86	-9.32
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	2,115		10.94	23,146	0.00		1.40		-12.51
PIMCO All Asset Portfolio Advisor Class	—		11.31	—	4.73		1.40		-17.96
PIMCO Dynamic Bond Portfolio Advisor Class	1,451		10.08	14,630	2.59		1.40		-7.75
PIMCO Emerging Markets Bond Portfolio Advisor Class	52,363	8.54	8.71	451,442	4.52	0.95	1.55	-17.09	-16.60
PIMCO Total Return Portfolio Advisor Class	2,279,484	8.58	8.92	20,052,424	2.46	0.95	1.80	-15.91	-15.19
PVC Core Plus Bond Account Class 1	1,663		9.15	15,221	2.90		1.70		-15.57
PVC Diversified International Account Class 1	2,444	8.10	8.39	20,132	2.42	1.55	1.70	-21.35	-21.23
PVC Equity Income Account Class 2	10,226	23.86	24.63	249,916	1.65	1.55	1.70	-12.22	-12.09
PVC Government & High Quality Bond Account Class 1	46		6.98	317	1.46		1.70		-13.29
PVC Large Cap Growth Account I Class 1	215		11.91	2,562	0.00		1.55		-35.17
PVC MidCap Account Class 2	22,727	33.66	34.63	767,833	0.00	1.55	1.70	-24.46	-24.34
PVC Principal Capital Appreciation Account Class 2	4,812	36.00	37.16	175,633	0.58	1.55	1.70	-18.02	-17.90
PVC SAM Balanced Portfolio Class 2	190,047	17.01	17.96	3,312,341	1.95	1.52	1.77	-17.76	-17.55
PVC SAM Conservative Balanced Portfolio Class 2	2,371		11.19	26,519	2.14		1.70		-16.13
PVC SAM Conservative Growth Portfolio Class 2	27,531	19.38	20.31	556,511	1.77	1.55	1.77	-19.41	-19.23
PVC SAM Flexible Income Portfolio Class 2	6,374	11.84	12.22	75,814	2.54	1.55	1.70	-14.83	-14.70
PVC SAM Strategic Growth Portfolio Class 2	15,439	22.61	23.33	359,124	1.83	1.55	1.70	-20.34	-20.22
PVC Short-Term Income Account Class 1	3,630	6.98	7.19	26,065	1.12	1.55	1.70	-5.07	-4.93
PVC SmallCap Account Class 2	454		16.15	7,325	0.00		1.55		-22.10
SST SA Allocation Balanced Portfolio Class 3	922,390	11.04	15.28	15,146,385	2.65	0.95	1.90	-17.09	-16.30
SST SA Allocation Growth Portfolio Class 3	1,141,337	12.34	18.66	22,883,622	2.60	0.95	1.95	-19.10	-18.29
SST SA Allocation Moderate Growth Portfolio Class 3	1,183,327	11.86	17.14	22,005,598	2.87	0.95	1.90	-18.30	-17.53
SST SA Allocation Moderate Portfolio Class 3	930,338	11.54	16.53	16,621,287	2.87	0.95	1.90	-17.85	-17.07
SST SA American Century Inflation Protection Portfolio Class 3	1,980,049	10.40	12.10	22,109,688	2.27	0.85	1.90	-12.81	-11.89
SST SA Columbia Focused Value Portfolio Class 3	332		19.32	6,417	1.50		1.10		-3.09
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	13,784	9.31	9.62	131,061	1.76	1.10	1.40	-15.68	-15.42
SST SA Multi-Managed International Equity Portfolio Class 3	3,060	11.46	11.57	35,251	1.88	1.10	1.40	-17.73	-17.49

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	2,220		17.96	39,866	0.00		1.10		-38.70
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		18.42	6,203	0.00		1.10		-29.76
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		15.85	5,340	0.51		1.10		-10.00
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	558,274	13.63	13.97	7,726,966	1.13	1.15	1.55	-18.66	-18.33
SAST SA AB Growth Portfolio Class 1	173,625	14.22	127.52	16,716,898	0.00	1.40	1.52	-29.68	-29.60
SAST SA AB Growth Portfolio Class 3	565,244	33.65	37.06	30,254,235	0.00	0.85	1.90	-30.12	-29.39
SAST SA AB Small & Mid Cap Value Portfolio Class 3	682,189	24.69	27.59	20,476,203	0.80	0.85	1.95	-17.59	-16.68
SAST SA American Funds Asset Allocation Portfolio Class 3	5,515,313	19.79	22.32	119,657,070	1.79	1.15	1.90	-15.21	-14.57
SAST SA American Funds Global Growth Portfolio Class 3	672,171	20.47	25.21	18,117,198	0.00	1.10	1.90	-26.38	-25.79
SAST SA American Funds Growth Portfolio Class 3	1,141,543	27.57	31.57	38,965,533	0.51	1.10	1.90	-31.40	-30.85
SAST SA American Funds Growth-Income Portfolio Class 3	818,722	22.50	24.73	21,781,054	0.86	1.10	1.95	-18.35	-17.65
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	11,848,995	14.10	15.62	181,156,486	0.92	1.15	2.15	-18.94	-18.13
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	566,841	9.82	9.95	5,592,262	1.99	0.95	1.55	-17.28	-16.79
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,345,855	10.53	11.09	69,392,712	0.00	1.15	1.90	-19.26	-18.65
SAST SA DFA Ultra Short Bond Portfolio Class 1	83,459	11.23	11.49	937,198	0.00	1.40	1.52	-3.02	-2.90
SAST SA DFA Ultra Short Bond Portfolio Class 3	2,212,383	7.64	10.31	18,833,795	0.00	0.85	1.90	-3.71	-2.69
SAST SA Emerging Markets Equity Index Portfolio Class 3	139,298	8.47	8.71	1,193,803	1.70	0.95	1.55	-21.77	-21.30
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	36,672		30.43	1,115,789	3.39		1.52		-15.57
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,876,328	15.71	26.72	52,067,831	3.34	0.85	1.90	-16.11	-15.23
SAST SA Fidelity Institutional AM® International Growth Class 3	165,929	10.59	10.89	1,775,043	0.00	0.80	1.55	-27.85	-27.31
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	17,670		41.30	729,714	0.92		1.52		-28.05
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	446,444	13.16	53.47	8,512,762	0.66	0.85	1.90	-28.54	-27.78
SAST SA Fixed Income Index Portfolio Class 3	881,489	9.09	9.75	8,210,158	1.68	0.95	1.80	-14.63	-13.90
SAST SA Fixed Income Intermediate Index Portfolio Class 3	615,089	9.26	9.58	5,843,815	1.20	1.15	1.80	-9.10	-8.51
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	138,278	93.81	95.98	12,992,823	1.68	1.40	1.52	-2.83	-2.71
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	556,652	23.67	40.10	19,996,829	1.48	0.85	1.90	-3.45	-2.43
SAST SA Franklin Small Company Value Portfolio Class 3	505,866	21.65	23.63	11,464,076	0.42	0.85	1.90	-12.36	-11.44
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	49,035	12.30	12.46	607,949	2.02	1.15	1.55	-14.73	-14.39
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	22,547		43.99	991,880	1.87		1.52		-9.09
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	368,131	33.66	55.70	13,319,703	1.63	0.85	1.90	-9.63	-8.68
SAST SA Franklin Tactical Opportunities Portfolio Class 3	508,396	11.32	11.47	5,816,389	1.17	0.95	1.55	-15.23	-14.72
SAST SA Global Index Allocation 60/40 Portfolio Class 3	978,909	10.81	11.11	10,702,202	0.05	0.95	1.55	-15.66	-15.15
SAST SA Global Index Allocation 75/25 Portfolio Class 3	636,991	11.02	11.30	7,110,277	0.11	1.00	1.55	-16.80	-16.34
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,990,376	11.19	11.51	22,565,995	1.25	0.95	1.55	-17.60	-17.10
SAST SA Goldman Sachs Global Bond Portfolio Class 1	24,680		18.45	455,459	0.00		1.52		-20.15
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,869,631	9.37	14.67	19,752,615	0.00	0.85	1.90	-20.70	-19.87
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	611,058	11.04	11.19	6,816,618	0.00	0.95	1.55	-17.63	-17.13
SAST SA Index Allocation 60/40 Portfolio Class 3	2,040,143	11.99	12.60	26,034,234	1.27	0.95	1.55	-16.24	-15.74
SAST SA Index Allocation 80/20 Portfolio Class 3	4,617,545	13.63	14.08	63,907,003	1.41	1.00	1.55	-17.47	-17.01
SAST SA Index Allocation 90/10 Portfolio Class 3	7,150,247	12.78	14.08	102,186,280	1.42	0.95	1.55	-18.11	-17.62
SAST SA International Index Portfolio Class 3	155,147	10.02	10.23	1,573,684	2.70	1.15	1.55	-16.06	-15.73
SAST SA Invesco Growth Opportunities Portfolio Class 1	12,767		14.31	182,658	0.00		1.52		-36.34
SAST SA Invesco Growth Opportunities Portfolio Class 3	391,003	15.26	24.78	8,565,179	0.00	0.85	1.90	-36.82	-36.15
SAST SA Invesco Main Street Large Cap Portfolio Class 1	25,464		49.80	1,267,975	0.90		1.52		-21.39
SAST SA Invesco Main Street Large Cap Portfolio Class 3	274,434	23.67	34.20	7,489,838	0.76	0.85	1.90	-21.89	-21.07
SAST SA Janus Focused Growth Portfolio Class 1	24,187		33.57	812,062	0.00		1.40		-34.46
SAST SA Janus Focused Growth Portfolio Class 3	274,469	27.06	29.84	8,126,707	0.00	0.85	1.90	-34.95	-34.26
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	117,041		31.10	3,639,650	1.06		1.52		-17.23
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,030,012	18.20	19.77	20,809,857	0.90	0.85	1.90	-17.71	-16.85
SAST SA JPMorgan Emerging Markets Portfolio Class 1	43,554		17.89	779,386	2.51		1.52		-26.57
SAST SA JPMorgan Emerging Markets Portfolio Class 3	543,338	9.94	23.84	6,696,607	2.52	0.85	1.90	-27.06	-26.29
SAST SA JPMorgan Equity-Income Portfolio Class 1	66,830		86.36	5,771,535	1.79		1.52		-3.32
SAST SA JPMorgan Equity-Income Portfolio Class 3	626,655	26.37	30.19	18,670,559	1.76	0.85	1.90	-3.91	-2.90
SAST SA JPMorgan Global Equities Portfolio Class 1	25,817		38.37	990,606	1.58		1.52		-17.09
SAST SA JPMorgan Global Equities Portfolio Class 3	137,328	15.99	18.33	2,717,387	1.47	0.95	1.90	-17.60	-16.82
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	22,930		27.76	636,479	2.23		1.52		-14.45
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,616,789	12.24	20.44	50,914,508	1.99	0.85	1.90	-15.09	-14.20
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	92,854		37.28	3,461,784	0.00		1.52		-28.17
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	568,068	32.49	34.02	20,643,287	0.00	0.85	1.90	-28.62	-27.87
SAST SA Large Cap Growth Index Portfolio Class 3	246,018	14.28	14.55	3,556,738	0.27	1.15	1.55	-30.88	-30.60
SAST SA Large Cap Index Portfolio Class 3	461,696	14.78	15.10	6,935,419	1.12	1.15	1.55	-19.79	-19.47
SAST SA Large Cap Value Index Portfolio Class 3	366,341	13.52	13.78	5,014,529	1.98	1.15	1.55	-7.24	-6.87
SAST SA MFS Blue Chip Growth Portfolio Class 1	29,958		17.63	528,121	0.00		1.52		-30.87
SAST SA MFS Blue Chip Growth Portfolio Class 3	385,632	18.10	26.64	10,133,974	0.00	0.85	1.90	-31.36	-30.63
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	34,828		67.39	2,347,165	1.07		1.52		-17.59
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	362,150	27.91	33.70	12,498,156	0.82	0.85	1.90	-18.09	-17.22
SAST SA MFS Total Return Portfolio Class 1	53,691	53.34	54.57	2,872,238	1.47	1.40	1.52	-11.05	-10.95
SAST SA MFS Total Return Portfolio Class 3	620,769	18.31	32.41	14,130,029	1.24	0.85	1.90	-11.59	-10.66
SAST SA Mid Cap Index Portfolio Class 3	356,189	12.87	13.14	4,650,198	0.80	1.15	1.55	-14.97	-14.63
SAST SA Morgan Stanley International Equities Portfolio Class 1	64,398		15.78	1,016,389	2.46		1.52		-15.28
SAST SA Morgan Stanley International Equities Portfolio Class 3	441,607	10.74	11.37	5,732,614	2.40	0.85	1.90	-15.79	-14.91
SAST SA PIMCO RAE International Value Portfolio Class 3	1,222,736	9.45	11.11	14,702,933	3.75	0.85	1.90	-10.13	-9.18
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	7,468,257	11.07	12.29	96,469,845	0.00	1.00	1.90	-19.22	-18.49

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA PineBridge High-Yield Bond Portfolio Class 1	29,947		34.79	1,041,943	5.35		1.52		-11.18
SAST SA PineBridge High-Yield Bond Portfolio Class 3	358,597	15.57	26.55	6,607,136	5.11	0.85	1.90	-11.52	-10.59
SAST SA Putnam International Growth and Income Portfolio Class 1	79,994	18.64	19.07	1,496,094	1.57	1.40	1.52	-8.11	-8.00
SAST SA Putnam International Growth and Income Portfolio Class 3	368,620	9.91	15.97	5,110,435	1.47	0.85	1.90	-8.72	-7.76
SAST SA Schroders VCP Global Allocation Portfolio Class 3	4,455,359	10.81	11.39	50,010,975	0.65	1.15	1.90	-20.12	-19.52
SAST SA Small Cap Index Portfolio Class 3	410,052	11.03	11.27	4,585,440	0.55	1.15	1.55	-22.21	-21.89
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	3,192,958	12.36	12.43	39,994,111	0.36	0.95	1.55	-19.56	-19.08
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	9,780,463	12.57	13.42	127,706,735	0.77	0.95	1.90	-20.50	-19.74
SAST SA VCP Dynamic Allocation Portfolio Class 3	46,333,105	14.08	16.05	706,960,724	2.28	0.95	2.15	-18.91	-17.93
SAST SA VCP Dynamic Strategy Portfolio Class 3	36,287,867	13.64	13.89	544,507,285	2.08	0.95	2.15	-16.34	-15.34
SAST SA VCP Index Allocation Portfolio Class 3	4,993,771	11.16	11.49	56,377,538	0.00	1.00	1.55	-18.20	-17.75
SAST SA Wellington Capital Appreciation Portfolio Class 1	52,947	167.00	347.37	9,179,523	0.00	1.40	1.52	-37.30	-37.22
SAST SA Wellington Capital Appreciation Portfolio Class 3	1,086,426	37.58	57.77	51,373,383	0.00	0.85	1.90	-37.67	-37.02
SAST SA Wellington Government and Quality Bond Portfolio Class 1	61,595	19.52	46.02	1,250,544	1.25	1.40	1.52	-14.71	-14.61
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,209,104	10.27	16.41	27,748,666	0.88	0.85	1.90	-15.29	-14.40
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,346		73.21	171,781	0.82		1.40		-18.15
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	837,729	12.03	12.49	10,238,570	0.70	0.95	1.55	-18.49	-18.00
VALIC Company I International Equities Index Fund	9,158	11.52	11.61	106,063	3.00	1.10	1.40	-15.71	-15.45
VALIC Company I Mid Cap Index Fund	29,495	15.34	17.97	517,507	1.30	1.10	1.70	-14.81	-14.30
VALIC Company I Nasdaq-100 Index Fund	10,015	21.94	25.65	247,752	0.22	1.10	1.70	-33.94	-33.54
VALIC Company I Small Cap Index Fund	12,359	13.26	15.99	183,779	0.73	1.10	1.70	-22.00	-21.53
VALIC Company I Stock Index Fund	60,486	17.96	20.25	1,207,727	1.21	1.10	1.70	-19.70	-19.22

	December 31, 2021				For the Year Ended December 31, 2021
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	68,413	42.69	45.22	3,090,985	1.75	0.85	1.20	13.73	14.13
American Funds IS Asset Allocation Fund Class 4	125,706	17.19	17.48	2,187,950	1.81	0.95	1.20	13.47	13.76
American Funds IS Capital Income Builder Class 4	10,149	13.20	13.74	134,988	2.10	1.10	1.40	13.09	13.43
American Funds IS Capital World Bond Fund Class 4	3,812		10.64	40,563	1.56		1.20		-6.31
American Funds IS Global Growth Fund Class 2	75,102	73.11	86.42	5,936,100	0.34	0.85	1.72	14.44	15.44
American Funds IS Global Growth Fund Class 4	20,739	21.74	22.10	451,093	0.22	0.95	1.20	14.75	15.04
American Funds IS Global Small Capitalization Fund Class 4	4,586		17.69	81,115	0.00		1.20		5.16
American Funds IS Growth Fund Class 2	83,753	93.23	110.20	8,264,229	0.22	0.85	1.72	19.91	20.96
American Funds IS Growth Fund Class 4	8,480	30.69	31.19	260,281	0.06	0.95	1.20	20.23	20.53
American Funds IS Growth-Income Fund Class 2	125,504	54.94	64.98	7,378,915	1.12	0.85	1.72	21.98	23.05
American Funds IS Growth-Income Fund Class 4	32,463	20.95	21.30	686,010	0.97	0.95	1.20	22.32	22.63
American Funds IS The Bond Fund of America Class 4	32,194		11.41	367,399	1.41		1.20		-1.77
AST SA PGI Asset Allocation Portfolio Class 1	—		60.66	—	2.88		1.52		13.90
AST SA PGI Asset Allocation Portfolio Class 3	—	23.09	35.16	—	2.65	0.85	1.90	13.26	14.26
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	5,291	15.29	16.02	83,720	1.62	1.10	1.40	10.15	10.48
BlackRock Global Allocation V.I. Fund Class III	6,100	14.36	15.00	88,880	0.70	1.10	1.40	4.94	5.25
Columbia VP Income Opportunities Fund Class 1	3,907	29.01	30.54	116,284	9.21	1.52	1.77	2.66	2.92
Columbia VP Large Cap Growth Fund Class 1	17,054	27.73	28.12	478,547	0.00	1.52	1.77	26.47	26.79
Columbia VP Limited Duration Credit Fund Class 2	2,123		10.74	22,793	1.39		1.10		-1.93
FTVIP Franklin Allocation VIP Fund Class 2	243,913	17.17	19.88	4,456,001	1.71	0.85	1.90	9.58	10.74
FTVIP Franklin Income VIP Fund Class 2	890,564	17.42	20.20	16,656,458	4.66	0.85	1.90	14.56	15.77
FTVIP Franklin Rising Dividends VIP Fund Class 2	743	22.19	22.57	16,574	0.87	0.95	1.20	25.28	25.59
FTVIP Franklin Strategic Income VIP Fund Class 2	1,145	10.67	11.04	12,306	0.80	1.10	1.40	0.69	0.99
FTVIP Templeton Global Bond VIP Fund Class 2	148		8.58	1,268	0.00		1.20		-6.13
Goldman Sachs VIT Government Money Market Fund Institutional Shares	7,644		9.76	74,636	0.01		1.40		-1.38
Goldman Sachs VIT Government Money Market Fund Service Shares	1,886,481	9.36	9.79	18,238,728	0.01	1.10	1.90	-1.88	-1.09
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	3,647		9.85	35,922	1.04		1.40		3.20
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		13.57	47,538	0.00		1.10		14.90
Invesco V.I. American Franchise Fund Series II	140,886	42.95	47.00	6,480,915	0.00	0.85	1.90	9.55	10.70
Invesco V.I. American Value Fund Series II	4,411		14.19	62,580	0.23		1.20		26.10
Invesco V.I. Balanced-Risk Allocation Fund Series II	339		14.20	4,809	0.68		1.10		8.07
Invesco V.I. Comstock Fund Series II	589,410	24.38	38.41	16,684,587	1.70	0.85	1.90	30.54	31.92
Invesco V.I. Equity and Income Fund Series II	10,240		15.75	161,285	2.73		1.20		16.94
Invesco V.I. Growth and Income Fund Series II	775,982	23.52	41.53	23,084,760	1.37	0.85	2.15	25.46	27.10
Lord Abbett Bond Debenture Portfolio Class VC	17,097	12.91	13.13	220,791	3.45	0.95	1.20	2.05	2.30
Lord Abbett Developing Growth Portfolio Class VC	10,247	23.57	23.97	241,624	0.00	0.95	1.20	-3.91	-3.67
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		17.43	65,080	0.87		1.10		25.92
Lord Abbett Growth and Income Portfolio Class VC	368,455	21.60	33.96	9,559,964	1.07	0.85	1.90	26.59	27.93
Lord Abbett Mid Cap Stock Portfolio Class VC	3,802	32.89	34.86	131,490	0.61	0.85	1.20	27.16	27.61
Lord Abbett Short Duration Income Portfolio Class VC	31,597	10.33	10.80	336,160	2.07	1.10	1.70	-1.07	-0.47
Morgan Stanley VIF Global Infrastructure Portfolio Class II	5,600	12.53	13.81	72,902	2.21	1.10	1.70	12.08	12.76
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	2,136		12.51	26,711	0.25		1.40		16.30
PIMCO All Asset Portfolio Advisor Class	1,197		13.79	16,496	11.19		1.40		14.43
PIMCO Dynamic Bond Portfolio Advisor Class	1,464		10.93	16,000	1.66		1.40		-0.22
PIMCO Emerging Markets Bond Portfolio Advisor Class	39,908	10.30	12.17	417,151	4.45	1.10	1.55	-4.16	-3.72

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PIMCO Total Return Portfolio Advisor Class	1,672,554	10.20	10.51	17,407,302	1.71	0.95	1.80	-3.12	-2.30
PVC Core Plus Bond Account Class 1	1,895		10.84	20,548	2.53		1.70		-2.13
PVC Diversified International Account Class 1	2,444	10.30	10.65	25,578	1.06	1.55	1.70	7.90	8.06
PVC Equity Income Account Class 2	11,050	27.18	28.02	307,194	1.90	1.55	1.70	20.09	20.27
PVC Government & High Quality Bond Account Class 1	46		8.04	366	2.87		1.70		-2.99
PVC Large Cap Growth Account I Class 1	277		18.37	5,095	0.00		1.55		20.02
PVC MidCap Account Class 2	23,249	44.56	45.77	1,039,619	0.00	1.55	1.70	23.09	23.27
PVC Principal Capital Appreciation Account Class 2	5,085	43.92	45.26	226,069	0.73	1.55	1.70	25.35	25.54
PVC SAM Balanced Portfolio Class 2	231,469	20.69	21.78	4,892,384	1.25	1.52	1.77	11.40	11.68
PVC SAM Conservative Balanced Portfolio Class 2	2,373		13.34	31,651	1.70		1.70		7.63
PVC SAM Conservative Growth Portfolio Class 2	28,037	24.04	25.15	701,921	1.05	1.55	1.77	15.38	15.64
PVC SAM Flexible Income Portfolio Class 2	6,631	13.90	14.32	92,675	2.31	1.55	1.70	4.82	4.97
PVC SAM Strategic Growth Portfolio Class 2	15,456	28.38	29.24	450,723	0.81	1.55	1.70	17.52	17.70
PVC Short-Term Income Account Class 1	3,800	7.35	7.57	28,700	1.54	1.55	1.70	-2.39	-2.24
PVC SmallCap Account Class 2	477		20.73	9,892	0.14		1.55		18.02
SST SA Allocation Balanced Portfolio Class 3	872,369	13.19	18.43	17,173,478	0.94	0.95	1.90	5.29	6.30
SST SA Allocation Growth Portfolio Class 3	833,461	15.11	23.07	21,019,023	1.78	0.95	1.95	13.46	14.60
SST SA Allocation Moderate Growth Portfolio Class 3	1,048,936	14.38	20.98	23,642,217	1.83	0.95	1.90	10.35	11.40
SST SA Allocation Moderate Portfolio Class 3	839,345	13.91	20.12	18,087,181	1.96	0.95	1.90	8.35	9.38
SST SA American Century Inflation Protection Portfolio Class 3	1,939,086	11.93	13.73	24,601,556	2.43	0.85	1.90	2.28	3.36
SST SA Columbia Focused Value Portfolio Class 3	332		19.93	6,621	3.80		1.10		23.93
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,062	11.04	11.37	158,182	3.33	1.10	1.40	-3.06	-2.76
SST SA Multi-Managed International Equity Portfolio Class 3	3,025	13.93	14.02	42,292	2.55	1.10	1.40	9.38	9.71
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	2,713	27.34	29.30	77,385	0.00	1.10	1.40	14.59	14.94
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		26.22	8,832	0.00		1.10		7.97
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		17.61	5,933	1.56		1.10		25.70
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	485,603	16.75	17.11	8,245,277	2.25	1.15	1.55	16.38	16.85
SAST SA AB Growth Portfolio Class 1	185,707	20.20	181.34	26,146,368	0.00	1.40	1.52	26.86	27.01
SAST SA AB Growth Portfolio Class 3	469,511	47.66	53.04	38,057,261	0.00	0.85	1.90	26.05	27.38
SAST SA AB Small & Mid Cap Value Portfolio Class 3	672,177	29.21	33.11	24,680,495	0.47	0.85	2.15	33.18	34.92
SAST SA American Funds Asset Allocation Portfolio Class 3	5,133,811	19.98	23.34	130,501,775	1.11	1.00	1.90	12.64	13.66
SAST SA American Funds Global Growth Portfolio Class 3	651,980	27.58	34.24	23,724,059	0.06	1.10	1.90	13.93	14.84
SAST SA American Funds Growth Portfolio Class 3	848,099	39.87	46.03	41,818,824	0.03	1.10	1.90	19.40	20.36
SAST SA American Funds Growth-Income Portfolio Class 3	788,901	27.32	30.29	25,432,024	1.05	1.10	1.95	21.30	22.33
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	12,177,018	14.55	17.39	227,734,321	1.22	1.00	2.15	12.29	13.59
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	331,206	11.87	11.96	3,943,834	2.10	0.95	1.55	11.58	12.25
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,553,109	12.85	13.64	88,270,352	0.86	1.15	2.15	5.32	6.38
SAST SA Columbia Technology Portfolio Class 1	—		15.71	—	0.00		1.52		29.28
SAST SA Columbia Technology Portfolio Class 3	—	16.34	63.72	—	0.00	0.85	1.90	28.68	29.82
SAST SA DFA Ultra Short Bond Portfolio Class 1	72,732	11.58	11.83	842,155	0.05	1.40	1.52	-2.02	-1.90
SAST SA DFA Ultra Short Bond Portfolio Class 3	2,051,558	7.94	10.60	18,086,738	0.00	0.85	1.90	-2.65	-1.62
SAST SA Emerging Markets Equity Index Portfolio Class 3	117,856	10.83	10.99	1,287,636	1.38	1.15	1.55	-5.06	-4.68
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	44,390		36.04	1,599,626	2.76		1.52		-0.91
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,928,721	18.24	31.52	63,186,471	3.04	0.85	2.15	-1.80	-0.51
SAST SA Fidelity Institutional AM® International Growth Class 3	123,772	14.68	14.98	1,829,480	0.00	0.80	1.55	10.22	11.05
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	18,674		57.39	1,071,774	1.53		1.52		37.13
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	387,052	18.41	74.03	10,689,821	1.29	0.85	1.90	36.29	37.73
SAST SA Fixed Income Index Portfolio Class 3	702,251	10.64	11.33	7,628,952	1.99	0.95	1.80	-3.96	-3.14
SAST SA Fixed Income Intermediate Index Portfolio Class 3	476,389	10.19	10.48	4,951,690	1.07	1.15	1.80	-3.54	-2.91
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	150,434	96.54	98.65	14,544,535	1.85	1.40	1.52	27.91	28.06
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	571,457	24.52	41.10	22,246,264	1.68	0.85	1.90	27.09	28.43
SAST SA Franklin Small Company Value Portfolio Class 3	478,849	24.07	26.68	12,230,172	0.97	0.85	2.15	22.34	23.94
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	34,930	14.43	14.56	506,791	0.00	1.15	1.55	23.49	23.98
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	22,080		48.39	1,068,469	2.27		1.52		22.23
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	382,344	37.25	60.99	15,230,941	2.35	0.85	1.90	21.43	22.71
SAST SA Franklin Tactical Opportunities Portfolio Class 3	356,288	13.35	13.44	4,794,325	1.05	0.95	1.55	13.06	13.74
SAST SA Global Index Allocation 60/40 Portfolio Class 3	801,141	12.81	13.10	10,364,435	1.45	0.95	1.55	7.93	8.58
SAST SA Global Index Allocation 75/25 Portfolio Class 3	564,025	13.24	13.51	7,546,631	1.45	1.00	1.55	10.69	11.30
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,834,393	13.58	13.89	25,172,377	1.04	0.95	1.55	13.70	14.38
SAST SA Goldman Sachs Global Bond Portfolio Class 1	27,493		23.11	635,449	2.38		1.52		-8.71
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,886,352	11.52	18.31	25,127,576	2.40	0.85	2.15	-9.49	-8.31
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	428,586	13.40	13.63	5,790,205	0.26	1.15	1.55	12.90	13.35
SAST SA Index Allocation 60/40 Portfolio Class 3	1,926,448	14.23	14.93	29,284,999	0.08	0.95	1.70	11.15	11.98
SAST SA Index Allocation 80/20 Portfolio Class 3	4,066,731	16.52	16.97	68,014,395	1.09	1.00	1.55	16.41	17.05
SAST SA Index Allocation 90/10 Portfolio Class 3	6,367,813	15.51	17.07	110,912,966	1.12	0.95	1.70	18.58	19.47
SAST SA International Index Portfolio Class 3	116,270	11.94	12.14	1,400,713	1.80	1.15	1.55	8.77	9.20
SAST SA Invesco Growth Opportunities Portfolio Class 1	15,768		22.47	354,382	0.00		1.52		5.71
SAST SA Invesco Growth Opportunities Portfolio Class 3	315,571	23.90	39.23	10,607,972	0.00	0.85	1.90	5.09	6.20
SAST SA Invesco Main Street Large Cap Portfolio Class 1	26,723		63.35	1,692,822	0.63		1.52		25.85
SAST SA Invesco Main Street Large Cap Portfolio Class 3	217,284	29.45	43.32	7,608,662	0.51	0.85	2.15	24.77	26.40
SAST SA Invesco VCP Equity-Income Portfolio Class 3	—	13.24	14.57	—	1.21	0.95	2.15	5.77	6.19
SAST SA Janus Focused Growth Portfolio Class 1	26,726		51.23	1,369,132	0.00		1.40		21.60
SAST SA Janus Focused Growth Portfolio Class 3	239,123	40.53	45.40	10,783,445	0.00	0.85	2.15	20.37	21.94
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	128,178		37.57	4,815,494	0.86		1.52		10.13

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,022,473	22.12	23.77	25,151,469	0.60	0.85	1.90	9.44	10.60
SAST SA JPMorgan Emerging Markets Portfolio Class 1	51,455		24.37	1,253,995	1.76		1.52		-0.33
SAST SA JPMorgan Emerging Markets Portfolio Class 3	508,785	13.63	32.34	8,676,318	1.70	0.85	1.90	-1.01	0.04
SAST SA JPMorgan Equity-Income Portfolio Class 1	75,243		89.32	6,720,937	1.85		1.52		23.92
SAST SA JPMorgan Equity-Income Portfolio Class 3	590,658	27.44	31.09	18,343,013	1.91	0.85	1.90	23.13	24.42
SAST SA JPMorgan Global Equities Portfolio Class 1	28,336		46.28	1,311,341	1.66		1.52		21.46
SAST SA JPMorgan Global Equities Portfolio Class 3	126,304	19.41	22.03	3,087,444	1.68	0.95	1.90	20.68	21.83
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	27,261		32.44	884,459	2.32		1.52		-2.41
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,775,350	14.05	23.82	62,549,578	2.39	0.85	2.15	-3.25	-1.99
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	95,667		51.90	4,965,232	0.00		1.52		9.16
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	512,817	45.04	46.45	25,890,626	0.00	0.85	2.15	8.19	9.61
SAST SA Large Cap Growth Index Portfolio Class 3	142,723	20.66	20.97	2,977,406	0.64	1.15	1.55	29.26	29.78
SAST SA Large Cap Index Portfolio Class 3	389,653	18.43	18.75	7,276,498	1.59	1.15	1.55	26.09	26.60
SAST SA Large Cap Value Index Portfolio Class 3	251,900	14.58	14.79	3,706,143	2.85	1.15	1.55	22.16	22.65
SAST SA MFS Blue Chip Growth Portfolio Class 1	31,704		25.50	808,479	0.21		1.52		27.04
SAST SA MFS Blue Chip Growth Portfolio Class 3	315,297	26.09	38.80	11,490,746	0.02	0.85	1.90	26.28	27.62
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	39,020		81.78	3,190,901	0.71		1.52		24.99
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	385,040	33.20	40.71	16,179,435	0.46	0.85	2.15	23.90	25.52
SAST SA MFS Total Return Portfolio Class 1	61,081	59.96	61.28	3,671,887	1.48	1.40	1.52	12.31	12.45
SAST SA MFS Total Return Portfolio Class 3	603,654	20.72	36.28	15,819,871	1.34	0.85	1.90	11.60	12.78
SAST SA Mid Cap Index Portfolio Class 3	246,966	15.14	15.40	3,780,845	0.87	1.15	1.55	21.90	22.39
SAST SA Morgan Stanley International Equities Portfolio Class 1	75,987		18.63	1,415,563	1.20		1.52		2.76
SAST SA Morgan Stanley International Equities Portfolio Class 3	473,895	12.42	13.36	7,348,337	1.05	0.85	2.15	1.84	3.18
SAST SA PIMCO RAE International Value Portfolio Class 3	1,440,934	10.51	12.23	19,225,949	2.02	0.85	1.90	6.33	7.45
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	8,049,940	13.58	14.88	127,997,055	0.00	1.00	2.15	5.77	6.99
SAST SA PineBridge High-Yield Bond Portfolio Class 1	33,421		39.17	1,309,151	5.03		1.52		4.42
SAST SA PineBridge High-Yield Bond Portfolio Class 3	393,208	17.60	29.70	8,200,031	4.90	0.85	1.90	3.64	4.73
SAST SA Putnam International Growth and Income Portfolio Class 1	78,400	20.29	20.73	1,595,497	2.05	1.40	1.52	13.25	13.39
SAST SA Putnam International Growth and Income Portfolio Class 3	388,845	10.85	17.32	6,030,774	1.82	0.85	1.90	12.53	13.71
SAST SA Schroders VCP Global Allocation Portfolio Class 3	4,731,245	13.54	14.15	66,116,930	0.37	1.15	1.90	10.28	11.11
SAST SA Small Cap Index Portfolio Class 3	284,081	14.18	14.42	4,071,978	0.51	1.15	1.55	12.09	12.53
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	2,558,932	15.27	15.36	39,760,406	0.00	0.95	1.70	14.04	14.90
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	9,898,489	15.81	16.73	161,678,461	0.89	0.95	1.90	10.18	11.23
SAST SA VCP Dynamic Allocation Portfolio Class 3	50,841,205	17.36	19.55	949,027,439	1.56	0.95	2.15	6.99	8.28
SAST SA VCP Dynamic Strategy Portfolio Class 3	40,822,360	16.12	16.60	726,487,575	1.49	0.95	2.15	7.74	9.04
SAST SA VCP Index Allocation Portfolio Class 3	4,632,541	13.64	13.96	63,795,457	0.97	1.00	1.55	12.24	12.86
SAST SA Wellington Capital Appreciation Portfolio Class 1	57,058	266.34	553.35	15,748,392	0.00	1.40	1.52	4.03	4.16
SAST SA Wellington Capital Appreciation Portfolio Class 3	831,725	58.69	91.72	65,201,228	0.00	0.85	2.15	3.13	4.48
SAST SA Wellington Government and Quality Bond Portfolio Class 1	66,494	22.89	53.89	1,579,388	1.54	1.40	1.52	-3.34	-3.23
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,483,206	12.12	19.17	36,767,735	1.37	0.85	1.90	-3.95	-2.93
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,372		89.44	212,170	0.29		1.40		6.16
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	639,042	14.76	15.24	9,547,882	0.18	0.95	1.55	5.82	6.45
SAST SA WellsCap Aggressive Growth Portfolio Class 1	—		57.46	—	0.00		1.52		5.70
SAST SA WellsCap Aggressive Growth Portfolio Class 3	—	33.68	37.68	—	0.00	0.85	1.90	5.15	6.09
VALIC Company I International Equities Index Fund	10,557	13.67	13.73	144,688	1.07	1.10	1.40	9.49	9.81
VALIC Company I Mid Cap Index Fund	33,405	18.01	20.97	684,730	1.21	1.10	1.70	22.23	22.96
VALIC Company I Nasdaq-100 Index Fund	9,003	33.22	38.60	334,229	0.30	1.10	1.70	24.79	25.54
VALIC Company I Small Cap Index Fund	13,005	17.00	20.38	247,772	0.82	1.10	1.70	12.51	13.19
VALIC Company I Stock Index Fund	64,715	22.37	25.07	1,599,817	1.46	1.10	1.70	26.19	26.95

	December 31, 2020				For the Year Ended December 31, 2020
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	44,978	37.54	39.62	1,779,901	1.58	0.85	1.20	11.12	11.51
American Funds IS Asset Allocation Fund Class 4	34,321	15.15	15.36	521,609	1.36	0.95	1.20	10.82	11.10
American Funds IS Capital Income Builder Class 4	14,304	11.67	12.11	169,490	2.42	1.10	1.40	2.67	2.98
American Funds IS Capital World Bond Fund Class 4	2,886		11.36	32,776	0.48		1.20		8.31
American Funds IS Global Growth Fund Class 2	89,192	63.89	74.86	6,154,200	0.33	0.85	1.72	28.24	29.36
American Funds IS Global Growth Fund Class 4	20,768	18.94	19.21	393,634	0.15	0.95	1.20	28.61	28.94
American Funds IS Global Small Capitalization Fund Class 4	487		16.82	8,193	0.04		1.20		27.85
American Funds IS Growth Fund Class 2	95,481	77.75	91.11	7,842,503	0.29	0.85	1.72	49.49	50.79
American Funds IS Growth Fund Class 4	8,542	25.52	25.88	218,052	0.23	0.95	1.20	49.91	50.28
American Funds IS Growth-Income Fund Class 2	149,495	45.04	52.81	7,216,176	1.23	0.85	1.72	11.61	12.58
American Funds IS Growth-Income Fund Class 4	32,586	17.13	17.37	562,218	1.10	0.95	1.20	11.90	12.18
American Funds IS The Bond Fund of America Class 4	20,245		11.62	235,203	0.56		1.20		8.08
AST SA PGI Asset Allocation Portfolio Class 1	47,718		53.26	2,541,597	2.38		1.52		8.24
AST SA PGI Asset Allocation Portfolio Class 3	134,989	20.39	30.77	3,864,633	2.13	0.85	1.90	7.58	8.72
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	6,460	13.88	14.50	92,086	1.38	1.10	1.40	12.76	13.10
BlackRock Global Allocation V.I. Fund Class III	8,112	13.69	14.25	113,417	1.22	1.10	1.40	19.03	19.39
Columbia VP Income Opportunities Fund Class 1	3,702	28.26	29.67	107,142	4.52	1.52	1.77	4.04	4.30
Columbia VP Large Cap Growth Fund Class 1	20,344	21.92	22.18	450,493	0.00	1.52	1.77	32.37	32.70

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Columbia VP Limited Duration Credit Fund Class 2	1,854		10.95	20,302	2.25		1.10		4.42
FTVIP Franklin Allocation VIP Fund Class 2	242,404	15.67	17.28	4,018,713	1.41	1.15	1.90	9.64	10.47
FTVIP Franklin Income VIP Fund Class 2	927,896	15.20	17.45	15,056,274	5.28	0.85	1.90	-1.20	-0.16
FTVIP Franklin Rising Dividends VIP Fund Class 2	816	17.72	17.97	14,520	1.97	0.95	1.20	14.59	14.87
FTVIP Franklin Strategic Income VIP Fund Class 2	8,011	10.59	10.94	87,294	4.56	1.10	1.40	1.99	2.30
FTVIP Templeton Global Bond VIP Fund Class 2	157		9.14	1,432	8.41		1.20		-6.41
Goldman Sachs VIT Government Money Market Fund Institutional Shares	7,647		9.90	75,714	0.30		1.40		-0.98
Goldman Sachs VIT Government Money Market Fund Service Shares	2,623,759	9.54	9.90	25,610,849	0.23	1.10	1.90	-1.62	-0.83
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	5,642	9.55	9.91	54,219	1.54	1.10	1.40	5.10	5.41
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		11.81	41,372	0.27		1.10		2.97
Invesco V.I. American Franchise Fund Series II	68,113	39.21	42.46	2,792,700	0.00	0.85	1.90	39.33	40.80
Invesco V.I. Balanced-Risk Allocation Fund Series II	2,832		13.14	37,219	13.27		1.10		8.79
Invesco V.I. Comstock Fund Series II	605,808	18.24	29.12	13,232,241	2.04	0.85	2.15	-3.19	-1.93
Invesco V.I. Equity and Income Fund Series II	2,300		13.47	30,975	2.03		1.20		8.34
Invesco V.I. Growth and Income Fund Series II	882,296	18.75	32.68	20,883,286	1.86	0.85	2.15	-0.32	0.99
Lord Abbett Bond Debenture Portfolio Class VC	13,228	12.65	12.83	167,398	3.58	0.95	1.20	6.02	6.29
Lord Abbett Developing Growth Portfolio Class VC	10,245	24.53	24.88	251,390	0.00	0.95	1.20	70.54	70.97
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		13.84	51,683	1.14		1.10		0.66
Lord Abbett Growth and Income Portfolio Class VC	409,829	16.68	26.55	8,433,101	1.55	0.85	2.15	0.51	1.83
Lord Abbett Mid Cap Stock Portfolio Class VC	3,981	25.86	27.32	107,912	0.92	0.85	1.20	1.27	1.63
Lord Abbett Short Duration Income Portfolio Class VC	35,015	10.44	10.85	375,108	2.55	1.10	1.70	1.39	2.00
Lord Abbett Total Return Portfolio Class VC	—		11.09	—	0.00		0.95		1.41
Morgan Stanley VIF Global Infrastructure Portfolio Class II	6,431	11.18	12.25	74,841	1.41	1.10	1.70	-3.10	-2.51
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	3,177		10.75	34,159	0.90		1.40		6.75
PIMCO All Asset Portfolio Advisor Class	1,197		12.05	14,416	4.50		1.40		6.41
PIMCO Dynamic Bond Portfolio Advisor Class	2,081		10.95	22,791	2.86		1.40		3.25
PIMCO Emerging Markets Bond Portfolio Advisor Class	21,837	10.75	12.64	241,225	4.32	1.10	1.55	4.96	5.43
PIMCO Total Return Portfolio Advisor Class	552,530	10.53	10.73	5,902,113	1.55	1.15	1.80	6.60	7.30
PVC Core Plus Bond Account Class 1	2,156	11.08	11.10	23,878	3.51	1.55	1.70	7.71	7.87
PVC Diversified International Account Class 1	1,641	9.55	9.86	16,025	2.33	1.55	1.70	14.21	14.38
PVC Equity Income Account Class 2	11,633	22.63	23.29	268,688	1.55	1.55	1.70	4.36	4.51
PVC Government & High Quality Bond Account Class 1	73	8.29	8.52	608	2.64	1.55	1.70	1.13	1.28
PVC Large Cap Growth Account I Class 1	323		15.31	4,942	0.02		1.55		34.11
PVC MidCap Account Class 2	30,284	36.20	37.13	1,099,256	0.46	1.55	1.70	16.08	16.25
PVC Principal Capital Appreciation Account Class 2	5,454	35.04	36.05	193,242	0.99	1.55	1.70	16.44	16.62
PVC SAM Balanced Portfolio Class 2	303,876	18.57	19.51	5,736,578	1.88	1.52	1.77	9.01	9.28
PVC SAM Conservative Balanced Portfolio Class 2	2,392	12.39	12.73	29,643	1.94	1.55	1.70	7.41	7.57
PVC SAM Conservative Growth Portfolio Class 2	28,447	20.84	21.75	616,026	1.51	1.55	1.77	10.71	10.95
PVC SAM Flexible Income Portfolio Class 2	7,185	13.27	13.64	95,885	2.51	1.55	1.70	5.22	5.38
PVC SAM Strategic Growth Portfolio Class 2	15,538	24.15	24.85	384,997	1.45	1.55	1.70	13.19	13.36
PVC Short-Term Income Account Class 1	3,633	7.53	7.74	28,074	2.09	1.55	1.70	1.62	1.77
PVC SmallCap Account Class 2	484		17.57	8,504	0.23		1.55		20.00
SST SA Allocation Balanced Portfolio Class 3	847,726	17.50	19.40	15,817,921	1.13	1.15	1.90	9.71	10.54
SST SA Allocation Growth Portfolio Class 3	667,052	14.17	20.33	14,824,816	0.00	1.00	1.95	13.88	14.96
SST SA Allocation Moderate Growth Portfolio Class 3	1,001,504	13.65	19.01	20,120,852	0.00	1.00	1.90	12.56	13.58
SST SA Allocation Moderate Portfolio Class 3	810,101	12.72	18.13	15,969,530	0.00	0.95	2.15	11.22	12.57
SST SA American Century Inflation Protection Portfolio Class 3	1,730,326	11.40	13.29	21,270,316	0.00	0.85	2.15	4.51	5.88
SST SA Columbia Focused Value Portfolio Class 3	332		16.09	5,342	0.00		1.10		6.17
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	15,245	11.39	11.69	176,826	0.00	1.10	1.40	6.08	6.40
SST SA Multi-Managed International Equity Portfolio Class 3	2,988	12.73	12.78	38,131	0.00	1.10	1.40	9.75	10.08
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	2,687	23.86	25.49	66,740	0.00	1.10	1.40	46.39	46.83
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		24.28	8,180	0.00		1.10		41.54
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		14.01	4,720	0.00		1.10		4.29
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	399,898	14.39	14.64	5,818,731	0.00	1.15	1.55	12.02	12.47
SAST SA AB Growth Portfolio Class 1	201,272	15.90	142.95	22,797,952	0.00	1.40	1.52	33.57	33.73
SAST SA AB Growth Portfolio Class 3	411,806	37.42	42.08	28,533,132	0.00	0.85	1.90	32.74	34.14
SAST SA AB Small & Mid Cap Value Portfolio Class 3	756,968	21.94	24.54	21,013,601	0.52	0.85	2.15	1.77	3.10
SAST SA American Funds Asset Allocation Portfolio Class 3	4,308,395	17.58	20.72	96,573,182	0.00	1.00	1.90	10.03	11.02
SAST SA American Funds Global Growth Portfolio Class 3	641,027	24.01	29.37	20,281,926	0.05	1.10	2.15	27.32	28.67
SAST SA American Funds Growth Portfolio Class 3	627,091	33.13	37.66	25,562,586	0.75	1.10	2.15	48.49	50.06
SAST SA American Funds Growth-Income Portfolio Class 3	697,255	22.50	24.40	18,181,934	1.55	1.00	2.15	10.84	12.12
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	12,590,639	12.81	15.49	207,839,413	0.00	1.00	2.15	6.99	8.23
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	49,798	10.64	10.65	530,109	0.31	1.15	1.55	6.37	6.47
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,524,117	12.20	12.82	82,772,732	0.04	1.15	2.15	3.26	4.30
SAST SA Columbia Technology Portfolio Class 1	54,900		12.15	667,272	0.45		1.52		43.54
SAST SA Columbia Technology Portfolio Class 3	274,076	12.59	49.52	8,257,899	0.38	0.85	1.90	42.79	44.30
SAST SA DFA Ultra Short Bond Portfolio Class 1	90,861	11.81	12.06	1,073,719	1.53	1.40	1.52	-1.30	-1.19
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,751,062	7.94	10.77	16,213,219	1.67	0.85	2.15	-2.02	-0.73
SAST SA Emerging Markets Equity Index Portfolio Class 3	32,996	11.41	11.53	377,837	2.43	1.15	1.55	15.08	15.54
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	54,588		36.37	1,985,228	3.81		1.52		7.38
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,415,702	18.57	31.68	53,154,106	3.70	0.85	2.15	6.44	7.84
SAST SA Fidelity Institutional AM® International Growth Class 3	25,484	13.32	13.41	341,021	0.25	1.15	1.55	20.47	20.95
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	17,896		41.85	749,051	1.82		1.52		-2.60
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	458,517	13.20	53.75	9,370,945	1.57	0.85	2.15	-3.48	-2.21

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Fixed Income Index Portfolio Class 3	557,672	11.08	11.70	6,273,895	2.58	0.95	1.80	6.50	7.40
SAST SA Fixed Income Intermediate Index Portfolio Class 3	319,914	10.56	10.79	3,432,385	1.99	1.15	1.80	4.00	4.67
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	168,833	75.47	77.03	12,759,225	1.87	1.40	1.52	-2.76	-2.64
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	643,916	18.85	32.00	19,906,382	1.72	0.85	2.15	-3.64	-2.37
SAST SA Franklin Small Company Value Portfolio Class 3	484,768	19.68	21.52	9,980,694	0.96	0.85	2.15	2.74	4.08
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	15,545	11.69	11.74	182,179	2.18	1.15	1.55	8.04	8.47
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	24,516		39.59	970,638	2.12		1.52		5.88
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	357,373	29.98	49.70	11,470,964	2.09	0.85	2.15	4.94	6.31
SAST SA Franklin Tactical Opportunities Portfolio Class 3	235,535	11.81	11.96	2,797,726	1.28	1.15	1.55	6.58	7.01
SAST SA Global Index Allocation 60/40 Portfolio Class 3	645,573	11.87	12.06	7,721,094	1.83	0.95	1.55	9.75	10.41
SAST SA Global Index Allocation 75/25 Portfolio Class 3	447,920	11.96	12.14	5,399,042	1.61	1.00	1.55	10.49	11.10
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,223,509	11.95	12.12	14,724,305	0.00	1.00	1.55	10.43	11.04
SAST SA Goldman Sachs Global Bond Portfolio Class 1	31,562		25.32	799,114	0.60		1.52		10.15
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,608,268	12.73	19.97	23,533,683	0.38	0.85	2.15	9.18	10.61
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	320,993	11.87	12.03	3,836,677	0.17	1.15	1.55	9.52	9.96
SAST SA Index Allocation 60/40 Portfolio Class 3	1,654,579	12.71	13.43	22,544,168	1.33	0.95	1.70	11.57	12.41
SAST SA Index Allocation 80/20 Portfolio Class 3	3,780,041	14.19	14.50	54,169,358	0.00	1.00	1.55	12.67	13.29
SAST SA Index Allocation 90/10 Portfolio Class 3	5,139,693	14.40	14.79	75,177,216	0.00	1.00	1.70	12.54	13.33
SAST SA International Index Portfolio Class 3	47,226	10.98	11.12	522,356	2.26	1.15	1.55	5.71	6.13
SAST SA Invesco Growth Opportunities Portfolio Class 1	16,785		21.26	356,874	0.00		1.52		53.48
SAST SA Invesco Growth Opportunities Portfolio Class 3	274,325	22.51	36.45	8,171,900	0.00	0.85	2.15	52.11	54.10
SAST SA Invesco Main Street Large Cap Portfolio Class 1	31,000		50.33	1,560,332	1.01		1.52		11.67
SAST SA Invesco Main Street Large Cap Portfolio Class 3	184,829	23.60	34.28	5,248,588	0.84	0.85	2.15	10.74	12.19
SAST SA Invesco VCP Equity-Income Portfolio Class 3	12,677,702	12.52	13.72	168,006,317	0.07	0.95	2.15	-3.25	-2.08
SAST SA Janus Focused Growth Portfolio Class 1	26,989		42.13	1,137,070	0.08		1.40		37.07
SAST SA Janus Focused Growth Portfolio Class 3	232,334	33.67	37.23	8,635,857	0.00	0.85	2.15	35.65	37.42
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	69,460		34.11	2,369,590	2.14		1.52		12.61
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	800,257	20.21	21.50	17,505,006	1.83	0.85	1.90	11.89	13.07
SAST SA JPMorgan Emerging Markets Portfolio Class 1	56,110		24.45	1,372,048	1.76		1.52		14.65
SAST SA JPMorgan Emerging Markets Portfolio Class 3	417,004	13.46	32.33	7,344,076	1.52	0.85	2.15	13.64	15.12
SAST SA JPMorgan Equity-Income Portfolio Class 1	82,443		72.08	5,942,864	1.89		1.52		1.66
SAST SA JPMorgan Equity-Income Portfolio Class 3	466,698	21.76	24.99	11,862,426	1.80	0.85	2.15	0.75	2.07
SAST SA JPMorgan Global Equities Portfolio Class 1	32,371		38.10	1,233,354	1.34		1.52		8.11
SAST SA JPMorgan Global Equities Portfolio Class 3	103,258	16.05	16.09	2,169,064	1.22	1.10	1.90	7.50	8.36
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	31,908		33.25	1,060,816	2.55		1.52		6.74
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,400,595	14.52	24.30	58,121,790	2.36	0.85	2.15	5.91	7.29
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	64,229		47.55	3,053,755	0.16		1.52		46.30
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	275,501	41.09	42.93	12,615,122	0.00	0.85	2.15	45.04	46.93
SAST SA Large Cap Growth Index Portfolio Class 3	71,603	15.99	16.16	1,151,586	1.16	1.15	1.55	30.16	30.68
SAST SA Large Cap Index Portfolio Class 3	177,163	14.62	14.81	2,611,453	1.45	1.15	1.55	15.92	16.38
SAST SA Large Cap Value Index Portfolio Class 3	128,312	11.93	12.06	1,540,402	2.55	1.15	1.55	-0.44	-0.04
SAST SA MFS Blue Chip Growth Portfolio Class 1	35,545		20.07	713,515	0.50		1.52		28.71
SAST SA MFS Blue Chip Growth Portfolio Class 3	298,599	20.44	30.73	8,369,258	0.36	0.85	1.90	27.86	29.20
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	41,770		65.42	2,732,782	0.65		1.52		12.61
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	444,071	26.79	32.44	15,085,720	0.39	0.85	2.15	11.61	13.07
SAST SA MFS Total Return Portfolio Class 1	66,010	53.39	54.49	3,532,030	1.89	1.40	1.52	7.95	8.08
SAST SA MFS Total Return Portfolio Class 3	571,280	18.56	32.17	13,582,170	1.71	0.85	1.90	7.26	8.39
SAST SA Mid Cap Index Portfolio Class 3	114,830	12.42	12.58	1,438,423	1.44	1.15	1.55	11.16	11.60
SAST SA Morgan Stanley International Equities Portfolio Class 1	81,293		18.13	1,473,681	1.71		1.52		9.82
SAST SA Morgan Stanley International Equities Portfolio Class 3	454,366	12.20	12.95	6,900,903	1.44	0.85	2.15	8.94	10.37
SAST SA PIMCO RAE International Value Portfolio Class 3	1,519,168	9.66	11.38	19,114,279	2.23	0.85	2.15	-5.45	-4.22
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	8,634,249	12.69	14.07	128,674,939	0.44	1.00	2.15	6.35	7.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	35,173		37.51	1,319,459	5.38		1.52		6.44
SAST SA PineBridge High-Yield Bond Portfolio Class 3	367,161	16.58	28.36	7,424,375	5.57	0.85	2.15	5.54	6.92
SAST SA Putnam International Growth and Income Portfolio Class 1	84,774	17.91	18.28	1,522,934	2.14	1.40	1.52	2.18	2.31
SAST SA Putnam International Growth and Income Portfolio Class 3	394,207	9.64	15.23	5,517,833	1.98	0.85	1.90	1.51	2.59
SAST SA Schroders VCP Global Allocation Portfolio Class 3	5,189,846	12.27	12.74	65,409,203	0.12	1.15	1.90	-1.52	-0.78
SAST SA Small Cap Index Portfolio Class 3	117,249	12.65	12.82	1,496,185	0.80	1.15	1.55	17.24	17.71
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	1,674,529	13.36	13.39	22,729,812	0.63	0.95	1.70	15.07	15.94
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	10,143,080	14.17	15.04	149,542,353	0.09	0.95	2.15	6.55	7.83
SAST SA VCP Dynamic Allocation Portfolio Class 3	55,212,480	16.23	18.06	955,646,677	1.08	0.95	2.15	10.69	12.03
SAST SA VCP Dynamic Strategy Portfolio Class 3	35,652,801	15.41	16.78	583,837,083	1.14	1.15	2.15	7.85	8.93
SAST SA VCP Index Allocation Portfolio Class 3	4,218,679	12.16	12.37	51,639,112	1.22	1.00	1.55	6.04	6.63
SAST SA Wellington Capital Appreciation Portfolio Class 1	58,931	256.01	531.25	15,625,739	0.00	1.40	1.52	62.05	62.25
SAST SA Wellington Capital Appreciation Portfolio Class 3	405,005	56.91	87.79	35,100,591	0.00	0.85	2.15	60.63	62.73
SAST SA Wellington Government and Quality Bond Portfolio Class 1	74,281	23.68	55.69	1,819,190	1.92	1.40	1.52	5.49	5.62
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,329,080	12.33	19.75	35,860,833	1.77	0.85	2.15	4.60	5.97
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,393		84.25	201,649	1.04		1.40		16.48
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	421,161	13.95	14.19	5,933,008	1.01	1.15	1.55	15.99	16.45
SAST SA WellsCap Aggressive Growth Portfolio Class 1	46,176		54.36	2,510,238	0.00		1.52		60.50
SAST SA WellsCap Aggressive Growth Portfolio Class 3	129,455	32.03	35.52	4,786,465	0.00	0.85	1.90	59.47	61.15
VALIC Company I International Equities Index Fund	14,656	12.48	12.50	183,135	2.36	1.10	1.40	5.89	6.20
VALIC Company I Mid Cap Index Fund	55,008	14.74	17.06	925,070	1.29	1.10	1.70	11.39	12.06
VALIC Company I Nasdaq-100 Index Fund	9,402	26.62	30.75	278,904	0.73	1.10	1.70	45.45	46.33

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Small Cap Index Fund	17,951	15.11	18.01	307,462	1.42	1.10	1.70	17.47	18.18
VALIC Company I Stock Index Fund	78,675	17.73	19.75	1,535,200	1.77	1.10	1.70	16.00	16.70

	December 31, 2019				For the Year Ended December 31, 2019
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	46,239	33.78	35.53	1,641,104	1.78	0.85	1.20	19.79	20.21
American Funds IS Asset Allocation Fund Class 4	27,176		13.67	371,599	1.92		1.20		19.48
American Funds IS Capital Income Builder Class 4	13,217	11.37	11.76	152,210	2.68	1.10	1.40	15.98	16.33
American Funds IS Capital World Bond Fund Class 4	9,694	10.49	10.61	102,492	1.37	0.95	1.20	6.25	6.52
American Funds IS Global Growth Fund Class 2	103,594	49.82	57.87	5,545,604	1.12	0.85	1.72	32.97	34.13
American Funds IS Global Growth Fund Class 4	20,922	14.73	14.90	308,306	0.97	0.95	1.20	33.27	33.60
American Funds IS Global Small Capitalization Fund Class 4	147		13.16	1,935	0.00		1.20		29.68
American Funds IS Growth Fund Class 2	113,118	52.01	60.42	6,201,405	0.75	0.85	1.72	28.54	29.67
American Funds IS Growth Fund Class 4	12,293		17.03	209,310	0.71		1.20		28.88
American Funds IS Growth-Income Fund Class 2	171,558	40.36	46.91	7,369,116	1.67	0.85	1.72	23.99	25.07
American Funds IS Growth-Income Fund Class 4	32,587	15.31	15.49	501,790	1.65	0.95	1.20	24.35	24.66
American Funds IS The Bond Fund of America Class 4	10,558	10.75	10.88	114,336	3.04	0.95	1.20	7.78	8.05
AST SA PGI Asset Allocation Portfolio Class 1	53,212		49.21	2,618,462	2.79		1.52		18.68
AST SA PGI Asset Allocation Portfolio Class 3	132,127	18.95	28.30	3,508,113	2.63	0.85	1.90	17.95	19.19
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	6,334	12.31	12.82	79,943	2.25	1.10	1.40	19.54	19.90
BlackRock Global Allocation V.I. Fund Class III	8,298	11.50	11.94	97,299	1.30	1.10	1.40	16.12	16.47
Columbia VP Income Opportunities Fund Class 1	3,524	27.16	28.45	97,843	4.77	1.52	1.77	14.43	14.71
Columbia VP Large Cap Growth Fund Class 1	24,436	16.56	16.71	407,820	0.00	1.52	1.77	33.52	33.85
Columbia VP Limited Duration Credit Fund Class 2	1,728		10.48	18,119	2.15		1.10		6.29
FTVIP Franklin Allocation VIP Fund Class 2	234,018	14.29	16.20	3,519,937	3.94	0.85	1.90	17.60	18.84
FTVIP Franklin Income VIP Fund Class 2	905,628	15.39	17.48	14,798,219	5.36	0.85	1.90	13.87	15.08
FTVIP Franklin Rising Dividends VIP Fund Class 2	8,667	15.46	15.64	134,202	1.85	0.95	1.20	27.69	28.01
FTVIP Franklin Strategic Income VIP Fund Class 2	7,518	10.39	10.69	80,091	4.92	1.10	1.40	6.55	6.87
FTVIP Templeton Global Bond VIP Fund Class 2	158		9.76	1,541	7.14		1.20		0.80
Goldman Sachs VIT Government Money Market Fund Service Shares	638,789	9.69	9.98	6,311,860	1.78	1.10	1.90	-0.04	0.76
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	6,690	9.08	9.40	61,063	2.55	1.10	1.40	7.09	7.42
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		11.47	40,177	1.50		1.10		10.71
Invesco V.I. American Franchise Fund Series II	56,671	28.14	30.16	1,629,994	0.00	0.85	1.90	33.86	35.27
Invesco V.I. Balanced-Risk Allocation Fund Series II	17,437		12.08	210,683	0.00		1.10		13.63
Invesco V.I. Comstock Fund Series II	615,579	18.85	29.69	13,788,202	1.67	0.85	2.15	22.28	23.88
Invesco V.I. Equity and Income Fund Series II	2,307		12.43	28,685	2.38		1.20		18.58
Invesco V.I. Growth and Income Fund Series II	885,350	18.81	32.36	20,941,476	1.54	0.85	2.15	22.19	23.79
Lord Abbett Bond Debenture Portfolio Class VC	10,953	11.93	12.07	131,340	4.42	0.95	1.20	12.00	12.28
Lord Abbett Developing Growth Portfolio Class VC	7,436		14.39	106,967	0.00		1.20		30.19
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		13.75	51,345	1.32		1.10		20.19
Lord Abbett Growth and Income Portfolio Class VC	415,347	16.60	26.07	8,517,940	1.60	0.85	2.15	19.89	21.46
Lord Abbett Mid Cap Stock Portfolio Class VC	4,832	25.54	26.88	129,224	0.71	0.85	1.20	21.18	21.60
Lord Abbett Short Duration Income Portfolio Class VC	38,467	10.30	10.64	404,451	4.47	1.10	1.70	3.28	3.91
Lord Abbett Total Return Portfolio Class VC	6,595		10.93	72,105	2.54		0.95		7.38
Morgan Stanley VIF Global Infrastructure Portfolio Class II	6,978	11.53	12.56	83,788	2.57	1.10	1.70	25.71	26.47
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	4,199		10.07	42,292	0.16		1.40		13.66
PIMCO All Asset Portfolio Advisor Class	1,197		11.32	13,548	2.85		1.40		10.19
PIMCO Dynamic Bond Portfolio Advisor Class	2,698		10.61	28,621	4.47		1.40		3.37
PIMCO Emerging Markets Bond Portfolio Advisor Class	4,580	11.99	12.28	51,557	3.96	1.10	1.40	13.05	13.39
PIMCO Total Return Portfolio Advisor Class	68,386	9.88	10.00	679,994	0.20	1.15	1.80	-1.23	-1.08
PVC Core Plus Bond Account Class 1	2,499	10.28	10.29	25,705	3.30	1.55	1.70	2.85	2.94
PVC Diversified International Account Class 1	2,363	8.36	8.62	20,133	1.16	1.55	1.70	20.46	20.64
PVC Equity Income Account Class 2	15,527	21.69	22.29	343,318	1.72	1.55	1.70	26.61	26.80
PVC Government & High Quality Bond Account Class 1	73	8.20	8.42	602	2.71	1.55	1.70	4.56	4.71
PVC Large Cap Growth Account I Class 1	340		11.42	3,881	0.05		1.55		14.16
PVC MidCap Account Class 2	30,781	31.19	31.94	962,439	0.05	1.55	1.70	40.32	40.53
PVC Principal Capital Appreciation Account Class 2	5,898	30.09	30.92	179,245	1.45	1.55	1.70	29.87	30.07
PVC SAM Balanced Portfolio Class 2	346,538	17.03	17.85	6,009,868	2.30	1.52	1.77	17.64	17.93
PVC SAM Conservative Balanced Portfolio Class 2	2,842	11.54	11.83	32,793	2.95	1.55	1.70	13.72	13.89
PVC SAM Conservative Growth Portfolio Class 2	34,276	18.82	19.60	667,955	1.77	1.55	1.77	21.51	21.78
PVC SAM Flexible Income Portfolio Class 2	7,607	12.61	12.95	96,560	3.16	1.55	1.70	11.07	11.23
PVC SAM Strategic Growth Portfolio Class 2	15,559	21.34	21.92	340,118	1.34	1.55	1.70	24.99	25.18
PVC Short-Term Income Account Class 1	3,524	7.41	7.61	26,759	3.37	1.55	1.70	2.95	3.10
PVC SmallCap Account Class 2	491		14.64	7,181	0.05		1.55		25.17
SST SA Allocation Balanced Portfolio Class 3	896,753	15.95	17.55	15,156,281	1.60	1.15	1.90	13.84	14.70
SST SA Allocation Growth Portfolio Class 3	520,854	12.32	17.85	10,049,625	0.01	1.00	1.95	21.12	22.28
SST SA Allocation Moderate Growth Portfolio Class 3	872,294	12.02	16.89	15,455,456	1.51	1.00	1.90	18.34	19.41
SST SA Allocation Moderate Portfolio Class 3	983,643	11.30	16.30	17,222,636	1.58	0.95	2.15	16.22	17.62
SST SA American Century Inflation Protection Portfolio Class 3	1,784,567	10.90	12.55	20,789,922	0.33	0.85	2.15	3.29	4.64
SST SA Columbia Focused Value Portfolio Class 3	332		15.15	5,032	0.46		1.10		25.06

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,842	10.73	10.99	161,928	2.93	1.10	1.40	7.81	8.13
SST SA Multi-Managed International Equity Portfolio Class 3	2,961	11.60	11.61	34,365	2.29	1.10	1.40	20.74	21.10
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	3,160	16.30	17.36	53,725	0.22	1.10	1.40	28.36	28.75
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		17.16	5,779	0.00		1.10		34.27
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		13.43	4,526	0.30		1.10		23.70
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	356,378	12.85	13.02	4,618,996	1.31	1.15	1.55	17.96	18.44
SAST SA AB Growth Portfolio Class 1	214,281	11.89	107.02	18,377,037	0.00	1.40	1.52	32.84	33.00
SAST SA AB Growth Portfolio Class 3	376,817	27.89	31.70	21,677,683	0.00	0.85	1.90	32.01	33.41
SAST SA AB Small & Mid Cap Value Portfolio Class 3	756,384	21.56	23.80	20,643,251	0.00	0.85	2.15	17.17	18.71
SAST SA American Funds Asset Allocation Portfolio Class 3	3,754,306	15.83	18.84	75,971,292	1.94	1.00	1.90	18.63	19.70
SAST SA American Funds Global Growth Portfolio Class 3	760,020	18.66	23.07	18,712,711	0.80	1.10	2.15	32.06	33.45
SAST SA American Funds Growth Portfolio Class 3	665,102	22.08	25.36	18,053,532	0.00	1.10	2.15	27.62	28.97
SAST SA American Funds Growth-Income Portfolio Class 3	694,728	20.07	22.02	15,946,487	0.00	1.00	2.15	23.08	24.50
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	12,695,850	11.84	14.47	194,206,405	0.27	1.00	2.15	15.97	17.31
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,658,013	11.82	12.29	81,155,574	0.83	1.15	2.15	13.23	14.36
SAST SA Columbia Technology Portfolio Class 1	57,015		8.47	482,777	0.00		1.52		53.30
SAST SA Columbia Technology Portfolio Class 3	264,512	8.65	34.68	4,668,643	0.00	0.95	1.90	52.18	53.63
SAST SA DFA Ultra Short Bond Portfolio Class 1	100,022	11.97	12.20	1,197,783	1.92	1.40	1.52	0.73	0.85
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,460,443	8.30	10.85	13,781,367	1.84	0.85	1.90	0.07	1.13
SAST SA Emerging Markets Equity Index Portfolio Class 3	12,908	9.91	9.98	128,286	0.00	1.15	1.55	16.56	17.03
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	59,797		33.87	2,025,249	5.30		1.52		13.14
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,294,983	17.45	29.38	47,382,219	5.04	0.85	2.15	12.16	13.62
SAST SA Fidelity Institutional AM® International Growth Class 3	6,024	11.08	11.09	66,745	0.30	1.15	1.30	10.76	10.87
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	18,156		42.97	780,176	2.02		1.52		24.31
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	452,291	13.67	54.97	9,600,751	1.99	0.85	2.15	23.28	24.90
SAST SA Fixed Income Index Portfolio Class 3	267,929	10.41	10.56	2,814,180	0.24	1.15	1.80	6.86	7.56
SAST SA Fixed Income Intermediate Index Portfolio Class 3	199,001	10.16	10.31	2,041,252	0.20	1.15	1.80	4.09	4.77
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	182,258	77.61	79.12	14,164,204	2.03	1.40	1.52	23.79	23.94
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	619,394	19.56	32.78	20,130,470	1.86	0.85	2.15	22.72	24.32
SAST SA Franklin Small Company Value Portfolio Class 3	469,845	19.15	20.68	9,326,380	0.70	0.85	2.15	23.50	25.11
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	2,030		10.82	21,968	0.32		1.30		8.22
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	25,251		37.39	944,184	2.47		1.52		22.90
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	313,762	28.57	46.75	9,453,484	2.43	0.85	2.15	21.86	23.45
SAST SA Franklin Tactical Opportunities Portfolio Class 3	162,633	11.08	11.18	1,809,556	1.67	1.15	1.55	16.47	16.94
SAST SA Global Index Allocation 60/40 Portfolio Class 3	355,651	10.82	10.89	3,863,315	0.00	1.15	1.55	16.06	16.52
SAST SA Global Index Allocation 75/25 Portfolio Class 3	248,357	10.83	10.93	2,702,965	0.00	1.00	1.55	18.53	19.18
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,139,009	10.82	10.92	12,379,747	0.00	1.00	1.55	21.11	21.77
SAST SA Goldman Sachs Global Bond Portfolio Class 1	34,670		22.99	796,888	0.00		1.52		5.25
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,662,122	11.66	18.05	22,035,852	0.00	0.85	2.15	4.34	5.71
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	240,774	10.84	10.94	2,622,236	2.38	1.15	1.55	16.99	17.46
SAST SA Index Allocation 60/40 Portfolio Class 3	1,516,011	12.04	12.23	18,448,775	0.00	1.15	1.70	17.55	18.20
SAST SA Index Allocation 80/20 Portfolio Class 3	3,008,962	12.59	12.80	38,181,261	0.00	1.00	1.55	21.75	22.42
SAST SA Index Allocation 90/10 Portfolio Class 3	4,553,839	12.79	13.05	58,915,342	0.00	1.00	1.70	23.42	24.28
SAST SA International Index Portfolio Class 3	29,639	10.38	10.48	309,198	0.07	1.15	1.55	18.99	19.47
SAST SA Invesco Growth Opportunities Portfolio Class 1	18,035		13.85	249,833	0.00		1.52		27.03
SAST SA Invesco Growth Opportunities Portfolio Class 3	380,506	14.61	23.97	7,221,979	0.00	0.85	2.15	25.96	27.60
SAST SA Invesco Main Street Large Cap Portfolio Class 1	34,137		45.07	1,538,669	1.24		1.52		29.93
SAST SA Invesco Main Street Large Cap Portfolio Class 3	168,601	21.32	30.55	4,365,562	1.03	0.85	2.15	28.78	30.46
SAST SA Invesco VCP Equity-Income Portfolio Class 3	12,456,024	12.93	14.01	169,170,895	1.50	0.95	2.15	14.47	15.85
SAST SA Janus Focused Growth Portfolio Class 1	31,220		30.74	959,625	0.00		1.40		34.32
SAST SA Janus Focused Growth Portfolio Class 3	252,860	24.82	27.09	6,902,953	0.00	0.85	2.15	33.06	34.80
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	76,633		30.29	2,321,507	2.19		1.52		17.18
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	857,270	18.06	19.01	16,745,656	2.16	0.85	1.90	16.49	17.71
SAST SA JPMorgan Emerging Markets Portfolio Class 1	56,119		21.33	1,196,929	2.91		1.52		19.31
SAST SA JPMorgan Emerging Markets Portfolio Class 3	440,549	11.84	28.08	6,821,332	2.78	0.85	2.15	18.23	19.78
SAST SA JPMorgan Equity-Income Portfolio Class 1	88,743		70.91	6,292,566	2.40		1.52		25.24
SAST SA JPMorgan Equity-Income Portfolio Class 3	426,960	21.59	24.48	10,759,629	2.31	0.85	2.15	24.14	25.76
SAST SA JPMorgan Global Equities Portfolio Class 1	35,201		35.24	1,240,545	2.26		1.52		18.08
SAST SA JPMorgan Global Equities Portfolio Class 3	92,657	14.81	14.96	1,862,787	2.05	1.10	1.90	17.32	18.27
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	35,678		31.15	1,111,240	2.95		1.52		7.82
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,206,094	13.71	22.65	51,820,188	2.75	0.85	2.15	6.72	8.11
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	67,158		32.50	2,182,482	0.00		1.52		37.47
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	297,130	27.97	29.60	9,256,489	0.00	0.85	2.15	36.29	38.07
SAST SA Large Cap Growth Index Portfolio Class 3	33,155	12.28	12.36	408,402	0.01	1.15	1.55	28.39	28.91
SAST SA Large Cap Index Portfolio Class 3	128,745	12.61	12.72	1,631,693	0.02	1.15	1.55	28.61	29.12
SAST SA Large Cap Value Index Portfolio Class 3	58,366	11.99	12.07	701,946	0.03	1.15	1.55	29.22	29.74
SAST SA MFS Blue Chip Growth Portfolio Class 1	44,209		15.60	689,461	0.61		1.52		30.23
SAST SA MFS Blue Chip Growth Portfolio Class 3	319,918	15.82	24.03	6,837,180	0.36	0.85	1.90	29.39	30.75
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	45,435		58.10	2,639,689	0.89		1.52		29.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	482,194	24.01	28.69	14,680,834	0.64	0.85	2.15	28.70	30.39
SAST SA MFS Total Return Portfolio Class 1	70,480	49.46	50.42	3,492,997	2.25	1.40	1.52	18.54	18.69
SAST SA MFS Total Return Portfolio Class 3	562,337	17.31	29.68	12,686,615	2.29	0.85	1.90	17.80	19.04
SAST SA Mid Cap Index Portfolio Class 3	32,481	11.17	11.27	365,345	0.00	1.15	1.55	23.27	23.76

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Morgan Stanley International Equities Portfolio Class 1	86,169		16.51	1,422,397	2.54		1.52		18.81
SAST SA Morgan Stanley International Equities Portfolio Class 3	503,306	11.20	11.73	6,937,122	2.37	0.85	2.15	17.64	19.18
SAST SA PIMCO RAE International Value Portfolio Class 3	1,481,499	10.21	11.88	19,554,534	0.08	0.85	2.15	9.52	10.95
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	9,278,213	11.80	13.23	128,965,209	0.00	1.00	2.15	16.24	17.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	43,195		35.24	1,522,379	7.86		1.52		13.15
SAST SA PineBridge High-Yield Bond Portfolio Class 3	370,309	15.71	26.52	7,037,710	7.30	0.85	2.15	12.03	13.49
SAST SA Putnam International Growth and Income Portfolio Class 1	87,732	17.53	17.87	1,542,523	2.30	1.40	1.52	18.51	18.65
SAST SA Putnam International Growth and Income Portfolio Class 3	401,348	9.50	14.84	5,569,705	2.17	0.85	1.90	17.77	19.01
SAST SA Schroders VCP Global Allocation Portfolio Class 3	5,278,329	12.46	12.84	67,189,877	1.40	1.15	1.90	16.68	17.56
SAST SA Small Cap Index Portfolio Class 3	69,237	10.79	10.89	751,119	0.00	1.15	1.55	22.59	23.08
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	1,285,472	11.64	11.79	15,103,032	1.16	1.10	1.70	22.16	22.90
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	10,022,020	13.30	13.95	137,554,099	1.47	0.95	2.15	19.67	21.12
SAST SA VCP Dynamic Allocation Portfolio Class 3	61,360,569	14.66	16.12	951,562,334	0.00	0.95	2.15	17.83	19.26
SAST SA VCP Dynamic Strategy Portfolio Class 3	38,675,868	14.29	15.40	582,680,338	0.00	1.15	2.15	16.87	18.04
SAST SA VCP Index Allocation Portfolio Class 3	3,158,875	11.46	11.60	36,380,075	0.08	1.00	1.55	21.10	21.77
SAST SA Wellington Capital Appreciation Portfolio Class 1	62,478	157.98	327.43	10,198,832	0.00	1.40	1.52	29.19	29.34
SAST SA Wellington Capital Appreciation Portfolio Class 3	404,739	35.43	53.95	23,105,080	0.00	0.85	2.15	28.06	29.73
SAST SA Wellington Government and Quality Bond Portfolio Class 1	87,679	22.45	52.72	2,021,013	2.47	1.40	1.52	5.70	5.83
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,187,927	11.79	18.63	32,411,328	2.36	0.85	2.15	4.78	6.15
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,414		72.33	174,579	0.00		1.40		17.42
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	229,612	12.03	12.19	2,780,992	0.00	1.15	1.55	17.05	17.52
SAST SA WellsCap Aggressive Growth Portfolio Class 1	49,418		33.87	1,673,845	0.00		1.52		37.15
SAST SA WellsCap Aggressive Growth Portfolio Class 3	122,386	20.09	22.04	2,868,572	0.00	0.85	1.90	36.32	37.76
VALIC Company I International Equities Index Fund	14,311	11.77	11.79	168,510	3.39	1.10	1.40	19.61	19.97
VALIC Company I Mid Cap Index Fund	58,317	13.23	15.22	874,905	1.40	1.10	1.70	23.59	24.34
VALIC Company I Nasdaq-100 Index Fund	10,895	18.30	21.01	222,259	0.41	1.10	1.70	36.33	37.15
VALIC Company I Small Cap Index Fund	20,182	12.87	15.24	291,029	1.04	1.10	1.70	23.04	23.78
VALIC Company I Stock Index Fund	83,882	15.28	16.92	1,400,171	1.47	1.10	1.70	28.88	29.66

	December 31, 2018				For the Year Ended December 31, 2018
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	63,083	28.20	29.56	1,862,877	1.63	0.85	1.20	-5.75	-5.42
American Funds IS Asset Allocation Fund Class 4	17,906		11.44	204,913	1.63		1.20		-5.97
American Funds IS Capital Income Builder Class 4	15,691	9.55	10.11	155,822	3.02	1.10	1.70	-8.82	-8.27
American Funds IS Capital World Bond Fund Class 4	2,910		9.87	28,722	1.96		1.20		-2.79
American Funds IS Global Growth Fund Class 2	122,767	37.46	43.14	4,912,786	0.68	0.85	1.72	-10.60	-9.82
American Funds IS Global Growth Fund Class 4	21,142	11.05	11.15	233,769	0.54	0.95	1.20	-10.33	-10.10
American Funds IS Global Small Capitalization Fund Class 4	167		10.14	1,690	0.00		1.20		-11.88
American Funds IS Growth Fund Class 2	126,476	40.46	46.60	5,377,163	0.44	0.85	1.72	-1.96	-1.10
American Funds IS Growth Fund Class 4	7,346		13.21	97,042	0.30		1.20		-1.70
American Funds IS Growth-Income Fund Class 2	192,179	32.55	37.50	6,631,844	1.40	0.85	1.72	-3.47	-2.62
American Funds IS Growth-Income Fund Class 4	24,329	12.31	12.42	301,356	1.32	0.95	1.20	-3.23	-2.97
American Funds IS The Bond Fund of America Class 4	3,811		9.97	38,014	2.29		1.20		-2.07
AST SA PGI Asset Allocation Portfolio Class 1	60,654		41.46	2,514,834	2.58		1.52		-5.99
AST SA PGI Asset Allocation Portfolio Class 3	136,660	16.07	23.75	3,212,079	2.35	0.85	1.90	-6.57	-5.57
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	4,521	10.30	10.69	47,886	1.06	1.10	1.40	-6.51	-6.22
BlackRock Global Allocation V.I. Fund Class III	8,188	9.90	10.25	82,566	1.09	1.10	1.40	-8.87	-8.60
Columbia VP Income Opportunities Fund Class 1	4,126	23.74	24.80	100,129	4.72	1.52	1.77	-5.45	-5.21
Columbia VP Large Cap Growth Fund Class 1	27,454	12.40	12.49	342,444	0.00	1.52	1.77	-5.63	-5.40
Columbia VP Limited Duration Credit Fund Class 2	1,546		9.86	15,253	2.00		1.10		-1.12
FTVIP Franklin Allocation VIP Fund Class 2	256,492	12.15	13.63	3,254,315	3.25	0.85	1.90	-11.36	-10.42
FTVIP Franklin Income VIP Fund Class 2	967,264	13.51	15.19	13,815,275	4.94	0.85	1.90	-6.11	-5.12
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	8,594		9.36	80,430	2.73		1.20		-12.28
FTVIP Franklin Rising Dividends VIP Fund Class 2	625		12.11	7,573	1.32		1.20		-6.21
FTVIP Franklin Strategic Income VIP Fund Class 2	7,205	9.75	10.00	71,841	4.34	1.10	1.40	-3.50	-3.21
FTVIP Templeton Global Bond VIP Fund Class 2	159		9.69	1,540	0.00		1.20		0.72
Goldman Sachs VIT Government Money Market Fund Service Shares	573,661	9.70	9.91	5,636,397	1.65	1.10	1.90	-0.44	0.37
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	6,480	8.48	8.75	55,197	2.48	1.10	1.40	-8.39	-8.12
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		10.36	36,290	1.03		1.10		-5.39
Invesco V.I. American Franchise Fund Series II	54,569	21.02	22.29	1,155,353	0.00	0.85	1.90	-5.71	-4.71
Invesco V.I. Balanced-Risk Allocation Fund Series II	17,369	9.78	10.63	184,460	2.63	1.10	1.70	-8.29	-7.74
Invesco V.I. Comstock Fund Series II	738,109	15.41	23.97	13,454,757	1.49	0.85	2.15	-14.24	-13.11
Invesco V.I. Equity and Income Fund Series II	2,315		10.48	24,273	2.09		1.20		-10.81
Invesco V.I. Growth and Income Fund Series II	1,054,753	15.39	26.14	20,278,452	1.81	0.85	2.15	-15.44	-14.33
Lord Abbett Bond Debenture Portfolio Class VC	8,003	10.66	11.10	86,204	4.68	1.10	1.20	-5.17	-5.08
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		11.44	42,721	2.20		1.10		-9.17
Lord Abbett Growth and Income Portfolio Class VC	483,330	13.85	21.47	8,194,259	1.30	0.85	2.15	-10.11	-8.93
Lord Abbett Mid Cap Stock Portfolio Class VC	8,758	21.07	22.10	189,347	0.69	0.85	1.20	-16.06	-15.76
Lord Abbett Short Duration Income Portfolio Class VC	18,707	9.97	10.24	190,385	3.47	1.10	1.70	-0.56	0.04
Morgan Stanley VIF Global Infrastructure Portfolio Class II	7,160	9.17	9.93	68,290	2.86	1.10	1.70	-9.45	-8.90

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31, 2018
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	4,191		8.86	37,145	0.00		1.40		-8.09
PIMCO All Asset Portfolio Advisor Class	1,197		10.27	12,295	3.11		1.40		-6.77
PIMCO Dynamic Bond Portfolio Advisor Class	3,003		10.26	30,824	2.71		1.40		-0.49
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,708		10.57	28,628	4.35		1.10		-5.88
PVC Equity Income Account Class 2	16,686	17.13	17.58	290,834	1.75	1.55	1.70	-6.84	-6.70
PVC Government & High Quality Bond Account Class 1	4,754	6.94	7.14	33,289	2.14	1.55	1.70	-19.18	-19.05
PVC MidCap Account Class 2	73	7.84	8.04	577	3.61	1.55	1.70	-1.02	-0.87
PVC Principal Capital Appreciation Account Class 2	6,497	23.17	23.77	151,878	0.99	1.55	1.70	-5.28	-5.13
PVC Real Estate Securities Account Class 2	396		31.26	12,376	1.64		1.55		-5.95
PVC SAM Balanced Portfolio Class 2	394,590	14.48	15.13	5,810,029	2.87	1.52	1.77	-6.92	-6.69
PVC SAM Conservative Balanced Portfolio Class 2	3,207	10.39	14.12	33,979	3.26	1.55	1.77	-5.45	-5.24
PVC SAM Conservative Growth Portfolio Class 2	38,125	15.71	16.10	611,164	2.67	1.55	1.70	-8.40	-8.26
PVC SAM Flexible Income Portfolio Class 2	8,891	11.35	11.64	101,846	3.87	1.55	1.70	-3.86	-3.71
PVC SAM Strategic Growth Portfolio Class 2	15,978	17.07	17.51	278,903	2.22	1.55	1.70	-10.41	-10.28
PVC SmallCap Account Class 2	1,723		11.69	20,149	0.10		1.55		-12.54
SST SA Allocation Balanced Portfolio Class 3	6,075	7.20	7.38	44,771	1.98	1.55	1.70	-0.49	-0.34
SST SA Allocation Growth Portfolio Class 3	349,027	14.97	16.41	5,527,756	4.52	1.15	1.90	-8.95	-8.27
SST SA Allocation Moderate Growth Portfolio Class 3	801,555	14.27	15.62	11,979,037	4.61	1.15	1.90	-7.71	-7.01
SST SA Allocation Moderate Portfolio Class 3	860,236	10.89	14.03	12,876,609	4.38	1.10	2.15	-6.99	-6.00
SST SA American Century Inflation Protection Portfolio Class 3	1,745,694	10.56	11.99	19,529,046	3.38	0.85	2.15	-2.34	-1.05
SST SA Columbia Focused Value Portfolio Class 3	332		12.11	4,024	3.40		1.10		-13.11
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	13,621	9.96	10.17	137,538	3.02	1.10	1.40	-2.67	-2.37
SST SA Multi-Managed International Equity Portfolio Class 3	5,192	9.59	9.61	49,813	2.66	1.10	1.40	-15.66	-15.41
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	3,308	12.70	13.48	43,760	0.39	1.10	1.40	-3.33	-3.04
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		12.78	4,304	0.00		1.10		-4.79
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	2,406		10.86	26,128	0.70		1.10		-13.03
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	272,447	10.89	10.99	2,984,858	2.57	1.15	1.55	-10.18	-9.81
SST SA T. Rowe Price Growth Stock Portfolio Class 3	258		12.53	3,227	0.00		1.70		-3.10
SAST SA AB Growth Portfolio Class 1	187,915		80.56	15,139,133	0.00		1.52		0.77
SAST SA AB Growth Portfolio Class 3	438,716	20.91	24.01	19,387,214	0.00	0.85	1.90	0.13	1.19
SAST SA AB Small & Mid Cap Value Portfolio Class 3	838,934	18.40	20.05	19,559,676	0.32	0.85	2.15	-17.13	-16.04
SAST SA American Funds Asset Allocation Portfolio Class 3	2,591,098	13.22	15.88	43,833,399	3.21	1.00	1.90	-6.68	-5.83
SAST SA American Funds Global Growth Portfolio Class 3	926,122	13.99	17.47	17,136,822	1.15	1.10	2.15	-11.22	-10.27
SAST SA American Funds Growth Portfolio Class 3	710,440	17.12	19.87	14,981,731	0.96	1.10	2.15	-2.65	-1.62
SAST SA American Funds Growth-Income Portfolio Class 3	685,834	16.03	17.89	12,694,173	2.66	1.10	2.15	-4.15	-3.13
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	12,041,527	10.09	12.48	157,518,393	1.63	1.00	2.15	-7.16	-6.08
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,377,529	10.44	10.75	68,112,056	1.15	1.15	2.15	-7.77	-6.84
SAST SA Columbia Technology Portfolio Class 1	47,678		5.52	263,340	0.00		1.52		-9.54
SAST SA Columbia Technology Portfolio Class 3	300,736	5.63	22.79	3,172,378	0.00	0.95	1.90	-10.08	-9.21
SAST SA DFA Ultra Short Bond Portfolio Class 1	99,621		11.88	1,183,882	1.10		1.52		0.01
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,258,886	8.30	10.73	12,050,565	0.80	0.85	1.90	-0.68	0.37
SAST SA Emerging Markets Equity Index Portfolio Class 3	3,173	8.50	8.52	27,006	1.24	1.30	1.55	-14.97	-14.83
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	68,156		29.93	2,040,239	4.18		1.52		-4.32
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,252,918	15.56	25.86	41,688,620	4.05	0.85	2.15	-5.14	-3.89
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	28,561		34.57	987,282	2.29		1.52		-7.88
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	530,400	11.09	44.01	9,152,992	2.13	0.85	2.15	-8.74	-7.54
SAST SA Fixed Income Index Portfolio Class 3	56,648	9.77	9.82	554,623	5.26	1.15	1.55	-2.41	-2.02
SAST SA Fixed Income Intermediate Index Portfolio Class 3	50,258	9.79	9.84	493,741	2.86	1.15	1.55	-1.22	-0.83
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	186,262		62.70	11,678,242	1.77		1.52		-10.02
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	717,513	15.94	26.37	18,952,460	1.44	0.85	2.15	-10.81	-9.63
SAST SA Franklin Small Company Value Portfolio Class 3	548,568	15.51	16.53	8,724,713	0.75	0.85	2.15	-14.87	-13.75
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	33,754		30.42	1,026,915	2.21		1.52		-1.82
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	299,584	23.45	37.87	7,361,079	2.21	0.85	2.15	-2.68	-1.40
SAST SA Franklin Tactical Opportunities Portfolio Class 3	115,437	9.51	9.56	1,100,455	2.60	1.15	1.55	-7.42	-7.04
SAST SA Global Index Allocation 60/40 Portfolio Class 3	105,509	9.32	9.35	985,395	2.58	1.15	1.55	-6.78	-6.53
SAST SA Global Index Allocation 75/25 Portfolio Class 3	124,247	9.14	9.17	1,137,498	2.72	1.00	1.55	-8.65	-8.31
SAST SA Global Index Allocation 90/10 Portfolio Class 3	674,172	8.92	8.96	6,034,188	2.63	1.15	1.70	-10.75	-10.42
SAST SA Goldman Sachs Global Bond Portfolio Class 1	38,055		21.84	831,052	3.70		1.52		-3.96
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,559,287	11.17	17.08	19,892,579	3.94	0.85	2.15	-4.80	-3.54
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	144,264	9.27	9.31	1,339,509	0.99	1.15	1.55	-9.94	-9.58
SAST SA Index Allocation 60/40 Portfolio Class 3	959,769	10.24	10.35	9,899,562	4.70	1.15	1.70	-6.49	-5.97
SAST SA Index Allocation 80/20 Portfolio Class 3	1,886,344	10.34	10.45	19,612,565	4.16	1.00	1.55	-8.21	-7.70
SAST SA Index Allocation 90/10 Portfolio Class 3	3,051,660	10.39	10.47	31,859,841	4.43	1.15	1.55	-9.12	-8.75
SAST SA International Index Portfolio Class 3	11,781	8.73	8.77	103,157	3.85	1.15	1.55	-15.59	-15.25
SAST SA Invesco Growth Opportunities Portfolio Class 1	23,734		10.91	258,834	0.00		1.52		-6.20
SAST SA Invesco Growth Opportunities Portfolio Class 3	463,201	11.45	19.03	6,872,802	0.00	0.85	2.15	-7.05	-5.82
SAST SA Invesco Main Street Large Cap Portfolio Class 1	38,192		34.69	1,324,896	1.09		1.52		-9.26
SAST SA Invesco Main Street Large Cap Portfolio Class 3	163,275	16.55	23.42	3,369,892	0.89	0.85	2.15	-10.09	-8.90
SAST SA Invesco VCP Equity-Income Portfolio Class 3	12,250,209	11.30	12.10	144,164,689	2.58	0.95	2.15	-12.09	-11.02
SAST SA Janus Focused Growth Portfolio Class 3	235,671	18.66	20.10	4,787,066	0.00	0.85	2.15	-1.12	0.19
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	84,043		25.85	2,172,816	1.47		1.52		-9.10
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	800,829	15.51	16.15	13,307,811	1.45	0.85	1.90	-9.71	-8.75
SAST SA JPMorgan Emerging Markets Portfolio Class 1	62,357		17.88	1,114,733	2.21		1.52		-20.62

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31, 2018
		Unit Value ($)(a) (f)		Net	Investment Income	Expense Ratio (%)(d) (f)		Total Return (%)(e) (f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Emerging Markets Portfolio Class 3	452,261	10.02	23.45	6,018,113	2.00	0.85	2.15	-21.29	-20.26
SAST SA JPMorgan Equity-Income Portfolio Class 1	115,727		56.62	6,552,144	2.11		1.52		-5.91
SAST SA JPMorgan Equity-Income Portfolio Class 3	475,917	17.39	19.46	9,599,843	1.95	0.85	2.15	-6.73	-5.50
SAST SA JPMorgan Global Equities Portfolio Class 1	40,052		29.85	1,195,378	1.95		1.52		-12.42
SAST SA JPMorgan Global Equities Portfolio Class 3	105,262	12.53	12.75	1,813,763	1.55	1.10	1.90	-12.98	-12.28
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	38,041		28.89	1,098,952	2.16		1.52		-2.06
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,080,100	12.85	20.95	46,835,439	2.26	0.85	2.15	-2.82	-1.55
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	72,586		23.64	1,715,884	0.00		1.52		-6.32
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	320,806	20.25	21.72	7,281,046	0.00	0.85	2.15	-7.15	-5.93
SAST SA Large Cap Growth Index Portfolio Class 3	6,681	9.57	9.58	63,919	0.62	1.30	1.55	-4.34	-4.18
SAST SA Large Cap Index Portfolio Class 3	83,921	9.80	9.85	825,519	2.74	1.15	1.55	-6.45	-6.08
SAST SA Large Cap Value Index Portfolio Class 3	9,396	9.27	9.30	87,238	0.96	1.15	1.55	-7.25	-7.00
SAST SA MFS Blue Chip Growth Portfolio Class 1	49,396		11.98	591,552	0.41		1.52		-6.69
SAST SA MFS Blue Chip Growth Portfolio Class 3	390,089	12.10	18.57	6,325,775	0.15	0.85	1.90	-7.27	-6.29
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	54,654		44.76	2,446,136	0.88		1.52		-6.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	588,515	18.65	22.00	13,883,450	0.54	0.85	2.15	-7.66	-6.44
SAST SA MFS Total Return Portfolio Class 1	71,203		41.72	2,970,742	2.06		1.52		-7.19
SAST SA MFS Total Return Portfolio Class 3	497,007	14.69	24.93	9,899,956	1.91	0.85	1.90	-7.77	-6.79
SAST SA Mid Cap Index Portfolio Class 3	4,326	9.09	9.11	39,350	1.38	1.15	1.30	-13.00	-12.87
SAST SA Morgan Stanley International Equities Portfolio Class 1	97,972		13.89	1,361,176	1.27		1.52		-15.27
SAST SA Morgan Stanley International Equities Portfolio Class 3	518,897	9.52	9.84	6,112,400	0.96	0.85	2.15	-15.97	-14.87
SAST SA PIMCO RAE International Value Portfolio Class 3	1,581,049	9.32	10.71	19,000,017	4.33	0.85	2.15	-18.15	-17.07
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	9,471,264	10.79	11.38	112,356,752	2.97	1.10	2.15	-9.16	-8.19
SAST SA PineBridge High-Yield Bond Portfolio Class 1	57,458		31.15	1,789,815	6.63		1.52		-5.34
SAST SA PineBridge High-Yield Bond Portfolio Class 3	402,170	14.02	23.37	6,832,908	6.78	0.85	2.15	-6.11	-4.87
SAST SA Putnam International Growth and Income Portfolio Class 1	82,754		14.79	1,224,245	3.17		1.52		-18.89
SAST SA Putnam International Growth and Income Portfolio Class 3	459,796	8.07	12.47	5,480,428	2.77	0.85	1.90	-19.37	-18.52
SAST SA Schroders VCP Global Allocation Portfolio Class 3	5,251,588	10.68	10.92	56,978,066	2.17	1.15	1.90	-10.74	-10.06
SAST SA Small Cap Index Portfolio Class 3	3,999	8.80	8.83	35,292	0.48	1.30	1.55	-13.25	-13.03
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	559,598	9.54	9.60	5,357,074	1.38	1.10	1.55	-7.19	-6.77
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	9,388,068	11.11	11.51	106,803,345	2.57	0.95	2.15	-9.09	-7.98
SAST SA VCP Dynamic Allocation Portfolio Class 3	65,969,161	12.44	13.52	861,416,090	3.79	0.95	2.15	-8.82	-7.71
SAST SA VCP Dynamic Strategy Portfolio Class 3	41,660,430	12.23	13.05	532,859,889	3.89	1.15	2.15	-9.17	-8.25
SAST SA VCP Index Allocation Portfolio Class 3	1,899,704	9.47	9.53	18,026,135	4.99	1.00	1.55	-8.86	-8.35
SAST SA Wellington Capital Appreciation Portfolio Class 1	66,350		122.29	8,113,652	0.00		1.52		-2.26
SAST SA Wellington Capital Appreciation Portfolio Class 3	436,090	27.66	41.58	19,791,603	0.00	0.85	2.15	-3.11	-1.83
SAST SA Wellington Government and Quality Bond Portfolio Class 1	101,174		21.23	2,148,356	2.07		1.52		-1.46
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,228,564	11.25	17.55	31,444,499	1.82	0.85	2.15	-2.34	-1.06
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	169,234	10.28	10.37	1,746,644	1.63	1.15	1.55	-9.23	-8.87
SAST SA WellsCap Aggressive Growth Portfolio Class 1	51,994		24.70	1,284,032	0.00		1.52		-8.20
SAST SA WellsCap Aggressive Growth Portfolio Class 3	145,349	14.73	16.00	2,519,595	0.00	0.85	1.90	-8.78	-7.82
VALIC Company I International Equities Index Fund	14,672	9.13	9.81	143,905	2.07	1.10	1.70	-15.21	-14.69
VALIC Company I Mid Cap Index Fund	59,934	10.70	12.24	723,112	1.00	1.10	1.70	-12.93	-12.41
VALIC Company I Nasdaq-100 Index Fund	11,636	13.42	15.32	173,603	0.55	1.10	1.70	-2.31	-1.72
VALIC Company I Small Cap Index Fund	17,426	10.46	12.31	206,849	1.03	1.10	1.70	-12.73	-12.20
VALIC Company I Stock Index Fund	80,062	11.86	13.05	1,037,307	1.60	1.10	1.70	-6.33	-5.77

(a)

Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)	These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

(c)

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.

(d)

These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to the contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

(e)

These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

(f)	A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.	Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.

The United States Life Insurance Company in the

City of New York

(An indirect wholly owned subsidiary of Corebridge Financial, Inc.)

Statutory Financial Statements and

Supplemental Information and

Report of Independent Auditors

At December 31, 2022 and 2021 and

for each of the three years ended December 31, 2022

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

1

Report of Independent Auditors

To the Board of Directors and Shareholder of The United States Life Insurance Company in the City of New York

Opinion

We have audited the accompanying statutory financial statements of The United States Life Insurance Company in the City of New York (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2022 and 2021 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, investment risk interrogatories, summary investment schedule, and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2022 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 25, 2023

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND

SURPLUS

	December 31,
(in millions)	2022	2021
Admitted assets
Cash and investments
Bonds	$19,008	$19,863
Preferred stock	27	9
Common stock	18	26
Cash, cash equivalents and short-term investments	389	177
Mortgage loans	3,906	3,189
Contract loans	141	147
Derivatives	91	127
Securities lending reinvested collateral assets	—	258
Derivative cash collateral	178	—
Other invested assets	1,942	1,840
Total cash and investments	25,700	25,636
Amounts recoverable from reinsurers	49	69
Amounts receivable under reinsurance contracts	7	6
Current federal income tax recoverable	11	11
Deferred tax asset	186	131
Due and accrued investment income	196	187
Premiums due, deferred and uncollected	49	47
Receivables from affiliates	28	26
Other assets	30	21
Separate account assets	5,412	6,148
Total admitted assets	$31,668	$32,282

See accompanying Notes to Statutory Financial Statements.

4

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND

SURPLUS (CONTINUED)

	December 31,
(in millions, except per share data)	2022	2021
Liabilities
Policy reserves and contractual liabilities
Life, annuity and modco reserves	$22,128	$21,439
Liabilities for deposit-type contracts	780	772
Accident and health reserves	207	225
Premiums received in advance	1	1
Policy and contract claims	125	131
Policyholder dividends	1	1
Total policy reserves and contractual liabilities	23,242	22,569
Experience rated refund	75	80
Payable to affiliates	36	34
Interest maintenance reserve	297	385
Derivatives	183	—
Payable for securities lending	—	261
Repurchase agreements	20	84
Collateral for derivatives program	78	129
Accrued expenses and other liabilities	359	206
Net transfers from separate accounts due or accrued	(120)	(127)
Asset valuation reserve	453	493
Separate account liabilities	5,412	6,148
Total liabilities	30,035	30,262
Commitments and contingencies (see Note 21)

Capital and surplus
Common stock, $2 par value; 1,980,658 shares authorized, issued and outstanding	4	4
Gross paid-in and contributed surplus	1,913	1,913
Unassigned surplus	(284)	103
Total capital and surplus	1,633	2,020
Total liabilities and capital and surplus	$31,668	$32,282

See accompanying Notes to Statutory Financial Statements.

5

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF OPERATIONS

	December 31,
(in millions)	2022	2021	2020
Revenues
Premiums and annuity considerations	$2,209	$2,472	$1,684
Net investment income	1,204	1,169	1,044
Amortization of interest maintenance reserve	28	32	31
Reserve adjustments on reinsurance ceded	(624)	(496)	(336)
Commissions and expense allowances	52	69	70
Separate account fees	124	138	115
Other income	18	27	28
Total revenues	3,011	3,411	2,636
Benefits and expenses
Death benefits	189	190	185
Annuity benefits	224	339	334
Surrender benefits	1,411	1,182	894
Other benefits	172	122	85
Change in reserves	674	111	406
Commissions	94	88	74
General insurance expenses	107	104	112
Net transfers to (from) separate accounts	(13)	847	386
Other expenses	16	15	7
Total benefits and expenses	2,874	2,998	2,483
Net gain from operations before dividends to policyholders and federal income taxes	137	413	153
Net gain from operations after dividends to policyholders and before federal income taxes	137	413	153
Federal income tax expense	143	132	51
Net gain (loss) from operations	(6)	281	102
Net realized capital gains (losses), net of tax after transfers to interest maintenance reserves	(72)	(103)	152
Net income (loss)	$(78)	$178	$254

See accompanying Notes to Statutory Financial Statements.

6

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common & Preferred Stock	Gross Paid-In and Contributed Surplus	Unassigned Surplus	Total Capital and Surplus
Balance, January 1, 2020	$4	$1,778	$(211)	$1,571
Net income (loss)	—	—	254	254
Change in net unrealized capital gains (losses)	—	—	(82)	(82)
Change in net unrealized foreign exchange capital gains (losses)	—	—	48	48
Change in deferred tax	—	—	34	34
Change in non-admitted assets	—	—	(38)	(38)
Change in reserve on account of change in valuation basis	—	—	(20)	(20)
Change in asset valuation reserve	—	—	49	49
Change in surplus from separate accounts	—	—	19	19
Other changes in surplus in separate accounts	—	—	(19)	(19)
Additional-paid-in surplus	—	135	—	135
Change in surplus as a result of reinsurance	—	—	(2)	(2)
Dividends	—	—	(157)	(157)
Prior period corrections (see Note 2)	—	—	(2)	(2)
Balance, December 31, 2020	$4	$1,913	$(127)	$1,790
Net income (loss)	—	—	178	178
Change in net unrealized capital gains (losses)	—	—	200	200
Change in net unrealized foreign exchange capital gains (losses)	—	—	(46)	(46)
Change in deferred tax	—	—	50	50
Change in non-admitted assets	—	—	25	25
Change in liability for reinsurance in unauthorized and certified companies	—	—	(7)	(7)
Change in asset valuation reserve	—	—	(62)	(62)
Change in surplus from separate accounts	—	—	27	27
Other changes in surplus in separate accounts	—	—	(27)	(27)
Change in surplus as a result of reinsurance	—	—	(2)	(2)
Dividends	—	—	(101)	(101)
Prior period corrections (see Note 2)	—	—	(5)	(5)
Balance, December 31, 2021	$4	$1,913	$103	$2,020
Net income (loss)	—	—	(78)	(78)
Change in net unrealized capital gains (losses)	—	—	(57)	(57)
Change in net unrealized foreign exchange capital gains (losses)	—	—	(101)	(101)
Change in deferred tax	—	—	95	95
Change in non-admitted assets	—	—	(90)	(90)
Change in asset valuation reserve	—	—	39	39
Change in surplus from separate accounts	—	—	9	9
Other changes in surplus in separate accounts	—	—	(9)	(9)
Change in surplus as a result of reinsurance	—	—	(2)	(2)
Dividends	—	—	(200)	(200)
Prior period corrections (see Note 2)	—	—	7	7
Balance, December 31, 2022	$4	$1,913	$(284)	$1,633

See accompanying Notes to Statutory Financial Statements.

7

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2022	2021	2020
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$2,196	$1,996	$1,676
Net investment income collected	1,242	1,062	964
Other income	(430)	(262)	(124)
Total revenue received	3,008	2,796	2,516
Benefits paid	1,792	1,811	1,356
Net transfers from (to) separate accounts	(20)	896	365
Commissions and expenses paid	211	198	195
Dividends paid to policyholders	—	1	—
Federal income taxes paid	109	123	183
Total benefits and expenses paid	2,092	3,029	2,099
Net cash provided by (used in) operations	916	(233)	417
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	2,640	4,630	3,133
Stocks	10	6	50
Mortgage loans	469	307	423
Other invested assets	667	587	698
Derivatives	102	—	94
Securities lending reinvested collateral assets	258	37	37
Other, net	—	27	—
Total proceeds from investments sold, matured or repaid	4,146	5,594	4,435
Cost of investments acquired:
Bonds	1,978	4,042	3,655
Stocks	19	2	17
Mortgage loans	1,243	325	381
Other invested assets	895	829	521
Other, net	24	76	203
Total cost of investments acquired	4,159	5,274	4,777
Net adjustment in contract loans	(7)	(12)	(11)
Net cash provided by (used in) investing activities	(6)	332	(331)
Cash from financing and miscellaneous sources
Cash provided (applied):
Capital and paid-in surplus	(2)	(2)	133
Net deposits on (withdrawals from) deposit-type contracts	(2)	(2)	121
Dividends to parent	(200)	(101)	(157)
Change in securities lending	(261)	—	—
Other, net	(233)	(22)	(94)
Net cash provided by (used in) financing and miscellaneous activities	(698)	(127)	3
Net increase (decrease) in cash, cash equivalents and short-term investments	212	(28)	89
Cash, cash equivalents and short-term investments at beginning of year	177	205	116
Cash, cash equivalents and short-term investments at end of year	$389	$177	$205

Non-cash activities, excluded from above:
Non-cash pension risk transfer premiums	$—	$480	$—
Non-cash premiums transfer from AGL	—	4	—
Non-cash transfer from common stocks to other invested assets	3	3	20
Non-cash transfer from other invested assets to mortgage loans	—	2	—
Non-cash transfer from mortgage loans to other invested assets	—	—	142

See accompanying Notes to Statutory Financial Statements.

8

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The United States Life Insurance Company in the City of New York (USL or the Company), is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), which is a wholly owned subsidiary of AIG Life Holding, Inc. (AIG Life Holding). AIG Life Holding is wholly owned by Corebridge Financial Inc. (Corebridge), which is a direct subsidiary of American International Group, Inc. (AIG). AIG is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in approximately 70 countries and jurisdictions. The term “AIG” means American International Group, Inc. and not any of AIG’s consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of New York and is subject to regulation by the New York State Department of Financial Services (NYDFS). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. The Company is also licensed in the U.S. Virgin Islands.

The Company’s fixed annuity products include single premium fixed annuities, immediate annuities and deferred income annuities. The Company’s variable annuity products include variable annuities that offer a combination of growth potential, death benefit features and income protection features. The Company’s fixed index annuities include products that provide growth potential based in part on the performance of a market index, and certain of the Company’s fixed index annuity products offer optional income protection features. The Company’s distribution channels include banks, wirehouses, broker dealers, independent marketing organizations and independent insurance agents.

The Company’s individual life insurance products are primarily term life and universal life insurance, distributed through independent marketing organizations, independent insurance agents, financial advisors and direct marketing.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company’s insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company’s portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

9

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYDFS. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

NYDFS recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under New York Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of New York. The State of New York has the right to permit other specific practices that deviate from prescribed practices.

The Company does not employ any prescribed or permitted accounting practices that differ from the NAIC SAP.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the NYDFS requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•	application of other-than-temporary impairments (OTTI);

•	estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

•	fair value measurements of certain financial assets; and

•	policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (IAO) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality

10

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.

RBC charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. NAIC designations are determined through a financial modeling process conducted by BlackRock, direct analysis via the NAIC’s IAO or other protocols prescribed by the NAIC including internal assignment of Z, 5GI or 6*. Residual tranches, as defined in Statement of Statutory Accounting Principle (SSAP) 43-Revised “Loan-Backed and Structured Securities”, are reported as NAIC 6*.

Short sale is the sale of a security which is not owned by the company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in SSAP No. 103 “Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks shall be valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities of three months or less and are carried at amortized cost. Short-

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term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Starting in 2022 the company designated, under SSAP 86, certain foreign exchange derivatives as effective hedges of certain invested assets. Hedge accounting was not used for any derivative instruments in 2021.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is

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determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a net asset IMR, a certain portion of DTAs, prepaid expenses, electronic data processing (EDP) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets amounted to $679 million and $588 million at December 31, 2022 and 2021, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (VACARVM) under subsection 21 of the Valuation Manual (“VM-21”) for 2020 and subsequent years, and under Actuarial Guideline 43 (AG 43) for prior years. Reserves for variable universal life accounts are provided in accordance subsection 20 of the Valuation Manual (“VM-20”) for new business issued in 2020 and subsequent years, and in accordance with the Commissioners’ Reserve Valuation Method (CRVM) for policies issued prior to 2020.

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the NYDFS.

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for the companies life insurance policies issued after January 1, 2020 are contained in subsection 20 of the Valuation Manual (“VM-20”), “Requirements for Principle-Based Reserves for Life Products”, policies issued prior to that date are reserved for using the Commissioners

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Reserve Valuation Method (CRVM). Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and for traditional life insurance returns any portion of the final premium for periods beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $1.4 billion at December 31, 2022.

A majority of the Company’s variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder’s beneficiary will receive the greater of (1) the contractholder’s account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. Variable Annuity (“VA”) reserving requirements for 2020 and subsequent years are contained in subsection 21 of the Valuation Manual (“VM-21”), “Reserves for Variable Requirements for Principle-Based Annuities”, and replace the previous Actuarial Guideline XLVIII (“AG 43”) requirements, which also employed a principle-based approach. The Company fully applied VM-21 requirements to reserving for both new and existing VA contracts effective January 1, 2020. Prior to 2020, AG 43 required the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with GMDB. These reserves were derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and were based on prudent estimate assumptions. In addition, a deterministic valuation was also performed using assumptions prescribed in AG 43. The greater of these two reserve balances was the AG 43 reserve. However, the Company was previously holding reserves at the C3 Phase II Total Asset Requirement level, which was higher than the AG 43 amount.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.

The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

In addition, an extra mortality reserve is held for ordinary life insurance policies classified as group conversions, equal to the excess, if any, of a substandard reserve over a standard reserve based on mortality rates appropriately increased over the standard class mortality rates.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

For long-term disability products, disabled life reserves were established using the 1964 Commissioner’s Disability Table for claims incurred prior to January 1, 1989, and the 1987 Commissioner’s Group Disability Table for claims

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

incurred January 1, 1989 and later, at an interest rate equal to the Single Premium Immediate Annuity rate (based on year incurred) less 1 percent.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as revenue over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG or its subsidiaries and third-party managers is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement, because the Company is included in the consolidated federal income tax return of its ultimate parent company filing group. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

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Accounting Changes

Substantive changes were made to SSAP 32R, Preferred Stocks effective January 1, 2021, that required all perpetual preferred stocks to be reported at fair value. Prior to this change, perpetual preferred stocks with NAIC designations of “1” through “3” were carried at amortized cost. All other perpetual preferred stocks were stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus.

Actuarial Change / Reserve PBR (VM-20 and VM-21)

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for Corebridge’s life insurance policies issued after January 1, 2020 are contained in subsection 20 of the Valuation Manual (“VM-20”), “Requirements for Principle-Based Reserves for Life Products”, policies issued prior to that date are reserved for using the Commissioners Reserve Valuation Method (CRVM). Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements are contained in subsection 21 of the Valuation Manual (“VM-21”), “Requirements for Principle-Based Reserves for Variable Annuities”, and replace the previous Actuarial Guideline XLVIII (“AG 43”) requirements, which also employed a principle-based approach. The Company fully applied VM-21 requirements to reserving for both new and existing VA contracts effective January 1, 2020. Under VM-21, these reserves are generally more sensitive to changes in interest rates. The impact of the implementation of New York Rule 213 (NY’s version of VM-21) was $(20) million.

There were no other new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2022, three out-of-period errors, the largest due to separate account rider fees, were identified and corrected, which increased unassigned surplus by $7 million. The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

In 2021, one out-of-period error due to an understated model of economic hedge targeting was identified and corrected, which decreased unassigned surplus by $5 million. The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

In 2020, two out-of-period errors were identified and corrected, which decreased unassigned surplus by $2 million. The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the NYDFS. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

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Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, effective January 1, 2020, the Company adopted the new accounting standard for current expected credit losses (CECL). This standard requires an allowance for credit losses based on the expectation of lifetime credit losses. Prior to the adoption of CECL, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan’s original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings for equity securities previously designated as available-for-sale and for equity securities measured at fair value at the Company’s election.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty’s credit risk for derivative assets or the insurer’s credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into

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consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index features in certain indexed universal life and fixed index annuity contracts and certain guaranteed features of variable and fixed index annuities are bifurcated and accounted for separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any net asset IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs (DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as “non-admitted,” principally any net asset IMR, agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit

18

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

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expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.

Under SAP, the Commissioners’ Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the

19

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2022
Bonds:
U.S. government obligations	$294	$1	$(67)	$228
All other governments	702	1	(137)	566
States, territories and possessions	95	—	(9)	86
Political subdivisions of states, territories and possessions	43	—	(3)	40
Special revenue	1,020	2	(127)	895
Industrial and miscellaneous	16,549	113	(2,301)	14,361
Hybrid securities	24	1	(1)	24
Bank loans	281	—	(17)	264
Total bonds	19,008	118	(2,662)	16,464
Preferred stock	27	—	—	27
Common stock	18	—	—	18
Total equity securities	45	—	—	45
Total	$19,053	$118	$(2,662)	$16,509
December 31, 2021
Bonds:
U.S. government obligations	$291	$67	$—	$358
All other government	752	50	(11)	791
States, territories and possessions	106	15	—	121
Political subdivisions of states, territories and possessions	44	8	—	52
Special revenue	1,151	139	(1)	1,289
Industrial and miscellaneous	17,137	1,518	(107)	18,548
Hybrid securities	74	13	—	87
Bank loans	308	1	(3)	306
Total bonds	19,863	1,811	(122)	21,552
Preferred stock	9	—	—	9
Common stock	26	—	—	26
Total equity securities	35	—	—	35
Total	$19,898	$1,811	$(122)	$21,587

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2022
Bonds:
U.S. government obligations	$209	$(67)	$—	$—	$209	$(67)
All other government	539	(137)	—	—	539	(137)
U.S. States, territories and possessions	71	(9)	—	—	71	(9)
Political subdivisions of states, territories and possessions	29	(3)	—	—	29	(3)
Special revenue	815	(127)	2	—	817	(127)
Industrial and miscellaneous	11,610	(1,988)	1,001	(315)	12,611	(2,301)
Hybrid securities	15	(1)	—	—	15	(1)
Bank loans	117	(7)	143	(10)	260	(16)
Total bonds	13,405	(2,339)	1,146	(325)	14,551	(2,664)
Preferred stock	6	—	2	—	8	—
Common stock	—	—	—	—	—	—
Total equity securities	6	—	2	—	8	—
Total	$13,411	$(2,339)	$1,148	$(325)	$14,559	$(2,664)
December 31, 2021
Bonds:
U.S. government obligations	$165	$(6)	$38	$(5)	$203	$(11)
Political subdivisions of states, territories and possessions	5	—	—	—	5	—
Special revenue	79	(1)	4	—	83	(1)
Industrial and miscellaneous	2,585	(48)	963	(70)	3,548	(118)
Hybrid securities	20	—	—	—	20	—
Bank loans	125	(1)	99	(2)	224	(3)
Total	$2,979	$(56)	$1,104	$(77)	$4,083	$(133)
Preferred stock	2	—	—	—	2	—
Common stock	—	—	—	—	—	—
Total equity securities	2	—	—	—	2	—
Total	$2,981	$(56)	$1,104	$(77)	$4,085	$(133)

As of December 31, 2022 and 2021, the number of bonds and equity securities in an unrealized loss position was 3,721 and 1,178, respectively. Bonds comprised 3,716 of the total of which 282 were in a continuous loss position greater than 12 months at December 31, 2022. Bonds comprised 1,175 of the total of which 290 were in a continuous loss position greater than 12 months at December 31, 2021.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2022 and 2021, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2022
Due in one year or less	$209	$208
Due after one year through five years	2,340	2,229
Due after five years through ten years	3,439	3,042
Due after ten years	8,657	6,875
LBaSS	4,363	4,110
Total	$19,008	$16,464

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $29 million and $106 million at December 31, 2022 and 2021, respectively, which is the fair value. At December 31, 2022 and 2021, the Company had no income excluded from due and accrued for bonds.

At December 31, 2022, the Company’s bond portfolio included bonds totaling $1.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 13 industries. At December 31, 2021, the Company’s bond portfolio included bonds totaling $1.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 4 percent of the Company’s total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 12 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2022	2021
Consumer cyclical	21.9%	16.2%
Consumer non-cyclical	13.0	17.9
Communications	11.4	—
Energy	11.2	12.9

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2022		December 31, 2021
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value
Loan-backed and structured securities	$4,363	$4,110	$4,536	$4,790

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

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At December 31, 2022 and 2021, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2022 and 2021, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2022, 2021 and 2020, the Company recognized total OTTI of $20 million, $1 million and $14 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2022 and 2021, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2022
LBaSS	$2,802	$(300)	$209	$(32)	$3,011	$(332)
December 31, 2021
LBaSS	$786	$(9)	$147	$(17)	$933	$(26)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2022	2021
Balance, beginning of year	$204	$232
Increases due to:
Credit impairment on new securities subject to impairment losses	7	—
Additional credit impairment on previously impaired investments	14	1
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	48	29
Balance, end of year	$177	$204

See Note 23 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2022.

Mortgage Loans

Mortgage loans had outstanding principal balances of $3.9 billion and $3.2 billion at December 31, 2022 and 2021, respectively. Contractual interest rates range from 0.00 percent to 9.46 percent. The mortgage loans at December 31, 2022 had maturity dates ranging from 2023 to 2055.

23

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2022	2021
Geographic distribution:
Mid-Atlantic	26.9%	32.9%
Pacific	19.4	15.9
Foreign	16.8	15.6
South Atlantic	12.7	11.7
East North Central	6.6	8.0
West South Central	7.8	7.2
New England	3.5	4.5
Mountain	3.3	2.1
East South Central	2.4	1.5
West North Central	0.6	0.6
Total	100.0%	100.0%
Property type distribution:
Multi-family	30.8%	38.7%
Office	22.1	26.4
Retail	7.2	12.0
Industrial	20.3	16.3
Hotel/Motel	2.1	3.6
Other	17.5	3.0
Total	100.0%	100.0%

At December 31, 2022, there were 58 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 51 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2022 and 2021:

	Years Ended December 31,
	2022		2021
(in millions)	Maximum	Minimum	Maximum	Minimum
Office	7.83%	4.16%	4.35%	2.40%
Industrial	9.34	2.68	4.00	2.35
Retail	—	—	5.65	5.65
Hotel/Motel	—	—	6.00	—
Multi-family	8.37	3.01	6.18	2.89
Other	9.33	2.52	4.24	2.27

The Company did not reduce the interest rate on any loans during 2022. The Company reduced the interest rate on one loan during 2021.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 80.0 percent and 82.0 percent, in 2022 and 2021, respectively.

At December 31, 2022, the Company held $114 million in impaired mortgages with $74 million of related allowances for credit losses and $40 million in impaired loans without a related allowance. At December 31, 2021, the Company held $60 million in impaired mortgages with $20 million of related allowances for credit losses and $40 million in impaired loans without a related allowance. The Company’s average recorded investment in impaired loans was $79 million and $84 million, at December 31, 2022 and 2021, respectively. The Company recognized interest income of $3 million, $1 million and $1 million, in 2022, 2021 and 2020, respectively.

24

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$31	$37	$36
Additions (reductions) charged to unrealized capital loss	9	(6)	13
Direct write-downs charged against allowance	—	—	(12)
Balance, end of year	$40	$31	$37

During 2022, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2022	2021
Current	$3,904	$3,165
30 - 59 days past due	2	24
90 - 179 days past due	—	—
Total	$3,906	$3,189

At December 31, 2022 and 2021, the Company had mortgage loans outstanding under participant or co-lender agreements of $3.0 billion and $2.7 billion, respectively.

The Company had $60 million and $61 million in restructured loans at December 31, 2022 and 2021, respectively.

Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2022:

(in millions)	Residential		Commercial		Agricultural

Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$—	—%	$87	0.30%	$—	— %
b. 91% to 95%	—	—	39	0.10	—	—
c. 81% to 90%	—	—	46	0.20	—	—
d. 71% to 80%	—	—	327	1.20	—	—
e. below 70%	675	2.60	2,731	10.40	—	—

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2022 and 2021. In 2022, the Company had $1 million in outstanding commitments to debtors that hold loans with restructured terms. In 2021, the Company had no outstanding commitment to debtors that hold loans with restructured terms.

Real Estate

The Company had no investment in real estate at December 31, 2022, 2021 and 2020.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Other Invested Assets

The following table presents the components of the Company’s other invested assets:

	December 31,
(in millions)	2022	2021
Investments in limited liability companies	$57	$357
Investments in limited partnerships	1,240	1,089
Collateral loan	416	—
Surplus note	133	—
Other unaffiliated investments	56	362
Receivable for securities	25	6
Initial margin for futures	18	29
Non-admitted assets	(3)	(3)
Total	$1,942	$1,840

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $255 million and $226 million at December 31, 2022 and 2021, respectively. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $13 million, $12 million and $3 million during 2022, 2021 and 2020, respectively.

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2022	2021	2020
Bonds	$802	$880	$880
Common stocks	—	1	1
Cash and short-term investments	8	4	5
Mortgage loans	159	140	143
Contract loans	9	9	10
Derivatives	145	42	(13)
Investment income from affiliates	20	18	3
Other invested assets	97	104	45
Gross investment income	1,240	1,198	1,074
Investment expenses	(36)	(29)	(30)
Net investment income	$1,204	$1,169	$1,044

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years ended December 31,
(in millions)	2022	2021	2020
Bonds	$(91)	$139	$74
Common stocks	(1)	1	45
Cash and short-term investments	(4)	1	—
Mortgage loans	(7)	—	(12)
Derivatives	(64)	(159)	56
Other invested assets	(1)	28	123
Realized capital gains (losses)	(168)	10	286
Federal income tax (expense) benefit	35	(2)	(60)
Net gains transferred to IMR	61	(111)	(74)
Net realized capital gains (losses)	$(72)	$(103)	$152

During 2022, 2021 and 2020, the Company recognized $28 million, $3 million and $17 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years ended December 31,
(in millions)	2022	2021	2020
Proceeds	$1,410	$2,452	$1,610

Gross realized capital gains	$46	$130	$184
Gross realized capital losses	(108)	(27)	(60)
Net realized capital gains (losses)	$(62)	$103	$124

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years ended December 31,
(in millions)	2022	2021	2020
Bonds	$(37)	$(39)	$24
Preferred and common stocks	—	—	(145)
Mortgage loans	(55)	(7)	20
Derivatives	(102)	63	11
Other invested assets	(6)	178	47
Federal income tax expense	42	(41)	9
Net change in unrealized gains (losses) of investments	$(158)	$154	$(34)

5GI Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5GI Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5GI Securities		Aggregate BACV (in millions)		Aggregate Fair Value (in millions)
	2022	2021	2022	2021	2022	2021
Bonds - AC	1	1	$10	$—	$8	$—
LB&SS - AC	13	2	8	2	7	2
Preferred Stock - AC	2	—	2	—	2	—
Preferred Stock - FV	—		—	—	—	—
Total	16	3	$20	$2	$17	$2

AC - Amortized Cost

FV - Fair Value

27

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

4. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2022 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
46614KAB2	$1,847	$373	$1,475	$373	$372	6/30/2022
92927XAA2	5,822	5,761	61	5,761	5,724	6/30/2022
76112FAA9	15,868	14,086	1,782	14,086	14,075	6/30/2022
761118XU7	4,101	2,867	1,235	2,867	4,060	6/30/2022
92922FFC7	66	9	57	9	2	6/30/2022
50179MAH4	163	79	84	79	78	6/30/2022
Quarterly Total	$27,867	$23,175	$4,694	$23,175	$24,311
86361WAA9	$8	$—	$8	$—	$—	9/30/2022
93935DAA4	14,552	14,552	—	14,552	15,859	9/30/2022
05530MAA7	12,874	12,557	317	12,557	13,234	9/30/2022
02660KAA0	7,867	7,463	403	7,463	8,487	9/30/2022
Quarterly Total	$35,301	$34,572	$728	$34,572	$37,580
03927NAF0	188	35	153	35	52	12/31/2022
41162DAF6	10,065	9,866	199	9,866	9,915	12/31/2022
02660BAA0	15,156	13,861	1,295	13,861	17,392	12/31/2022
05990QAM5	10,452	10,355	97	10,355	10,623	12/31/2022
362480AD7	8,658	8,432	226	8,432	8,561	12/31/2022
25151RAA2	2,912	2,837	75	2,837	2,967	12/31/2022
007036LR5	2,666	2,621	46	2,621	2,374	12/31/2022
126694JS8	446	431	15	431	415	12/31/2022
81377GAB5	9,372	7,397	1,975	7,397	8,593	12/31/2022
76110H2J7	3,544	3,419	126	3,419	3,759	12/31/2022
007036KG0	8,709	8,597	112	8,597	8,133	12/31/2022
52523MAC4	10,161	10,042	119	10,042	14,854	12/31/2022
93934FCF7	8,518	8,405	113	8,405	7,874	12/31/2022
251510FG3	5,555	5,498	57	5,498	4,899	12/31/2022
25151RAB0	6,892	6,594	298	6,594	6,854	12/31/2022
92922FFB9	1,449	1,366	83	1,366	1,318	12/31/2022
12652CBF5	118	100	18	100	100	12/31/2022
69371VBL0	23	23	—	23	27	12/31/2022
761118BU1	1,844	1,841	3	1,841	1,961	12/31/2022
69374JBV2	93	88	5	88	125	12/31/2022
69374XBU3	61	60	1	60	63	12/31/2022
693684BV3	94	60	34	60	67	12/31/2022
693650BU6	98	54	43	54	54	12/31/2022
69376DBU5	143	142	1	142	79	12/31/2022
54910EBW4	6,467	5,819	647	5,819	8,882	12/31/2022
54910ECA1	6,207	5,491	715	5,491	8,383	12/31/2022
54910ECU7	3,270	2,848	422	2,848	4,347	12/31/2022
54910EDW2	2,497	2,069	428	2,069	3,157	12/31/2022
54910EFN0	740	587	153	587	891	12/31/2022
94984NAA0	291	271	20	271	289	12/31/2022
23242GAD6	2,864	2,857	7	2,857	2,805	12/31/2022
126694EK0	2,291	2,238	53	2,238	2,095	12/31/2022
64352VNZ0	3,271	3,271	—	3,271	3,220	12/31/2022
466286AA9	6,201	5,914	288	5,914	6,706	12/31/2022
126694LE6	518	471	47	471	473	12/31/2022

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
362341EN5	355	336	18	336	338	12/31/2022
64352VGV7	4,845	4,627	218	4,627	4,644	12/31/2022
61749CAC5	2,286	2,213	73	2,213	2,258	12/31/2022
12669EQ41	1,102	644	457	644	134	12/31/2022
36228FNE2	171	152	19	152	154	12/31/2022
16162WMD8	3,608	3,522	86	3,522	3,519	12/31/2022
74160MBZ4	159	159	—	159	60	12/31/2022
12667F3X1	770	759	11	759	869	12/31/2022
76111XVN0	968	956	12	956	897	12/31/2022
362341WX3	1,346	1,325	21	1,325	1,365	12/31/2022
3623413Y3	1,098	1,005	93	1,005	1,233	12/31/2022
32051GPW9	1,755	1,744	10	1,744	1,754	12/31/2022
05952DAB4	66	63	3	63	63	12/31/2022
16162TT63	29	28	1	28	28	12/31/2022
05952GAE1	2,095	2,031	64	2,031	2,085	12/31/2022
05604FAJ4	3,478	3,264	214	3,264	3,264	12/31/2022
55028BAG2	3,213	3,178	35	3,178	3,178	12/31/2022
525221GM3	3,917	3,785	132	3,785	3,785	12/31/2022
25150WAA2	439	428	11	428	428	12/31/2022
23305YAZ2	9,378	7,590	1,788	7,590	7,590	12/31/2022
682439AG9	10,004	9,306	699	9,306	9,306	12/31/2022
12635WAJ6	1,988	1,935	53	1,935	1,935	12/31/2022
92922FEC8	203	155	48	155	155	12/31/2022
05946XP64	299	290	9	290	290	12/31/2022
12669GXJ5	2,777	2,669	108	2,669	2,669	12/31/2022
32051GQP3	436	426	10	426	426	12/31/2022
12669G4P3	405	400	5	400	400	12/31/2022
02150TAD2	571	525	47	525	525	12/31/2022
00441YAA0	2,930	2,895	35	2,895	2,895	12/31/2022
05946XSQ7	685	635	50	635	635	12/31/2022
22541QAP7	134	126	7	126	126	12/31/2022
362334AA2	1,031	991	40	991	991	12/31/2022
86359BHP9	780	760	20	760	760	12/31/2022
12669GTC5	13,067	12,139	928	12,139	12,139	12/31/2022
126694DP0	1,411	1,130	281	1,130	1,130	12/31/2022
000780NC6	238	235	3	235	235	12/31/2022
40422GAG5	949	869	80	869	869	12/31/2022
05946XUE1	6,602	6,149	453	6,149	6,149	12/31/2022
1266942C1	433	433	—	433	422	12/31/2022
61744CRF5	1,954	1,816	138	1,816	1,816	12/31/2022
59020UKP9	3,461	3,360	100	3,360	3,360	12/31/2022
05948K3G2	108	107	—	107	102	12/31/2022
Quarterly Total	$233,378	$219,120	$14,254	$219,120	$237,288
		Year End Total	$19,676

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

5. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

At December 31, 2022, the Company had no bonds loaned pursuant to the securities lending program. At December 31, 2021, the Company had bonds loaned with a fair value of approximately $253 million pursuant to the securities lending program.

29

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

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The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2022	2021
30 days or less	$—	$62
31 to 60 days	—	131
61 to 90 days	—	68
Subtotal	—	261
Securities collateral received	—	—
Total collateral received	$—	$261

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2022		December 31, 2021
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$—	$—	$258	$258
Subtotal	—	—	258	258
Securities collateral received	—	—	—	—
Total collateral reinvested	$—	$—	$258	$258

Repurchase Agreements

At December 31, 2022, no bonds were subject to repurchase agreements to secure amounts borrowed by the Company. At December 31, 2021, bonds with a fair value of approximately $85 million were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2022	2021
Open positions	$—	$—
30 days or less	20	45
31 to 60 days	—	26
61 to 90 days	—	—
Greater than 90 days	—	14
Subtotal	20	85
Securities collateral received	—	—
Total collateral received	$20	$85

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2022:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Open - No Maturity	$2	$2	$—	$—
2. Overnight	26	27	25	10
3. 2 Days to 1 Week	73	55	54	20
4. > 1 Week to 1 Month	71	61	60	20
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance
1. Open - No Maturity	$2	$2	$—	$—
2. Overnight	—	—	—	—
3. 2 Days to 1 Week	—	—	—	20
4. > 1 Week to 1 Month	71	60	—	—
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

The following table presents the Company’s liability to return collateral for the year ended December 31, 2022:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Cash (Collateral - All)	$172	$144	$139	$50
2. Securities Collateral (FV)	—	—	—	—
b. Ending Balance
1. Cash (Collateral - All)	$72	$61	$—	$20
2. Securities Collateral (FV)	—	—	—	—

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2022		December 31, 2021

(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$—	$—	$78	$85
Greater than three years	—	—	—	—
Subtotal	—	—	78	85
Securities collateral received	—	—	—	—
Total collateral reinvested	$—	$—	$78	$85

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2022:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. BACV	$—	$—	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	—	—	—	—

b. Ending Balance
1. BACV	$78	$76	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	74	62	—	—

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2022:

(in millions)	1 None	2 NAIC 1	3 NAIC 2	4 NAIC 3
Ending Balance
a. Bonds - BACV	$—	$—	$—	$—
b. Bonds - FV	—	—	—	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	—	—
q. Total Assets - FV	—	—	—	—

(in millions)	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 Non-Admitted
Ending Balance
a. Bonds - BACV	$—	$—	$—	$—
b. Bonds - FV	—	—	—	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	—	—
q. Total Assets - FV	—	—	—	—

6. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

33

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the carrying value of the Company’s restricted assets:

	December 31,
(in millions)	2022	2021
On deposit with states	$16	$16
Securities lending	—	214
Collateral held on securities lending	—	260
FHLB stock and collateral pledged	396	363
Subject to repurchase agreements	—	78
Collateral for derivatives	405	30
Total	$817	$961

7. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•	An interest rate above prime to borrowers who do not qualify for prime rate loans;

•	Borrowers with low credit ratings (FICO scores);

•	Interest-only or negative amortizing loans;

•	Unconventionally high initial loan-to-value ratios;

•	Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•	Borrowers with less than conventional documentation of their income and/or net assets;

•	Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

•	Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant “payment shock” when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company’s exposure is through other investments, primarily in RMBS, as described above.

34

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the Company’s investments with subprime exposures:

(in millions)	Actual Cost	Book Adjusted Statement Value	Fair Value	OTTI Recognized to Date
December 31, 2022
In general account:
RMBS	$149	$149	$156	$—
CDOs	16	20	18	—
CMBS	—	—	—	—
Total subprime exposure	$165	$169	$174	$—

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

8. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. As a result, derivatives are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company’s exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital loss of $95 million in 2022, an unrealized capital gain of $63 million in 2021 and an unrealized capital gain of 11 million in 2020, related to derivatives that did not qualify for hedge accounting.

Net cash collateral received for derivative transactions increased in the year ended 2022, as a result of increases in fair values of derivatives covered by ISDA Master Agreements and Credit Support Annex provisions. At December 31, 2022, the Company held $78 million of collateral for derivatives, which is invested in cash, cash equivalents and/or short-term investments.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from

35

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities; and (4) unlisted swaps and swaptions in U.S. Dollar Secured Overnight Financing Rate.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

36

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2022			December 31, 2021

(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$10,173	$61	$61	$2,764	$60	$60
Foreign exchange contracts	688	90	90	653	41	41
Equity contracts	1,444	54	54	1,566	121	121
Derivative liabilities, gross	12,305	205	205	4,983	222	222
Counter party netting*	—	(114)	(114)	—	(95)	(95)
Derivative assets, net	$12,305	$91	$91	$4,983	$127	$127
Liabilities:
Interest rate contracts	$1,064	$209	$209	$327	$2	$2
Foreign exchange contracts	1,013	52	52	760	10	10
Equity contracts	1,146	34	34	814	83	83
Derivative liabilities, gross	3,223	295	295	1,901	95	95
Counter party netting*	—	(114)	(114)	—	(95)	(95)
Derivative liabilities, net	$3,223	$181	$181	$1,901	$—	$—

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2022		December 31, 2021
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$205	$297	$222	$(95)
Amount offset	(114)	(114)	(95)	95
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$91	$183	$127	$—

9. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2022		December 31, 2021
(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date
Derivative assets:
Interest rate contracts	$10,173	2061	$2,764	2061
Foreign exchange contracts	688	2049	653	2049
Equity contracts	1,444	2023	1,566	2022
Derivative liabilities:
Interest rate contracts	1,064	2052	327	2027
Foreign exchange contracts	1,013	2045	760	2056
Equity contracts	1,146	2023	814	2022

The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company’s derivative contracts aggregated $162 million and $77 million at December 31, 2022 and 2021, respectively.

37

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

10. FAIR VALUE INSTRUMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3
December 31, 2022
Assets:
Bonds	$16,449	$18,993	$—	$13,991	$2,458
Preferred stocks	6	6	—	6	—
Common stocks	18	18	—	18	—
Cash, cash equivalents and short-term investments	389	389	318	71	—
Mortgage loans	3,606	3,906	—	—	3,606
Contract loans	141	141	—	—	141
Derivatives	(6)	(7)	—	(6)	—
Receivables for securities	25	25	—	25	—
Separate account assets	1,130	1,130	—	1,130	—
Liabilities:
Policy reserves and contractual liabilities	542	523	—	8	534
Payable for securities	1	1	—	1	—
December 31, 2021
Assets:
Bonds	$21,516	$19,827	$—	$18,737	$2,779
Preferred stocks	7	7	—	7	—
Common stocks	18	18	—	18	—
Cash, cash equivalents and short-term investments	177	177	134	43	—
Mortgage loans	3,370	3,189	—	—	3,370
Contract loans	147	147	—	—	147
Receivables for securities	6	6	—	6	—
Securities lending reinvested collateral assets	258	258	—	258	—
Separate account assets	1,191	1,191	—	1,191	—
Liabilities:
Policy reserves and contractual liabilities	659	507	—	12	647
Payable for securities	26	26	—	26	—
Payable for securities lending	261	261	—	261	—

39

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and redeemable preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. Perpetual preferred stock are carried at fair value, not to exceed any currently effective call rate. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2022
Assets at fair value:
Bonds
Industrial and miscellaneous	$—	$7	$8	$—	$15
Total bonds	—	7	8	—	15
Preferred stock
Industrial and miscellaneous	—	—	21	—	21
Total preferred stock	—	—	21	—	21
Common stock
Industrial and miscellaneous	—	—	—	—	—
Total common stock	—	—	—	—	—
Derivative assets:
Interest rate contracts	—	47	14	—	61
Foreign exchange contracts	—	90	—	—	90
Equity contracts	1	53	—	—	54
Counterparty netting	—	—	—	(114)	(114)
Total derivative assets	1	190	14	(114)	91
Separate account assets	3,272	1,010	—	—	$4,282
Total assets at fair value	$3,273	$1,207	$43	$(114)	$4,409
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$209	$—	$—	$209
Foreign exchange contracts	—	46	—	—	46
Equity contracts	—	34	—	—	34
Counterparty netting	—	—	—	(114)	(114)
Total derivative liabilities	—	289	—	(114)	175
Total liabilities at fair value	$—	$289	$—	$(114)	$175
December 31, 2021
Assets at fair value:
Bonds
Industrial and miscellaneous	$—	$—	$36	$—	$36
Total bonds	—	—	36	—	36
Preferred stock
Industrial and miscellaneous	—	—	2	—	2
Total preferred stock	—	—	2	—	2
Common stock
Industrial and miscellaneous	—	—	—	—	—
Total common stock	—	—	—	—	—
Derivative assets:
Interest rate contracts	—	60	—	—	60
Foreign exchange contracts	—	41	—	—	41
Equity contracts	1	120	—	—	121
Counterparty netting	—	—	—	(95)	(95)
Total derivative assets	1	221	—	(95)	127
Separate account assets	4,052	905	—	—	4,957
Total assets at fair value	$4,053	$1,126	$38	$(95)	$5,122
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$2	$—	$—	$2
Foreign exchange contracts	$—	$10	$—	$—	$10
Equity contracts	—	83	—	—	83
Counterparty netting	—	—	—	(95)	(95)
Total derivative liabilities	—	95	—	(95)	—
Total liabilities at fair value	$—	$95	$—	$(95)	$—
* Represents netting of derivative exposures covered by a qualifying master netting agreement.

42

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets
Balance, January 1, 2021	$1	$—	$—	$—	$1
Total realized/unrealized capital gains or losses:
Included in net (loss) income	1	—	1	—	2
Included in surplus	(1)	—	—	—	(1)
Purchases, issuances and settlements	33	2	(1)	—	34
Transfers into Level 3	2	—	—	—	2
Transfers out of Level 3	—	—	—	—	—
Balance, December 31, 2021	$36	$2	$—	$—	$38

Included in net (loss) income	1	—	—	(10)	(9)
Included in surplus	(3)	—	—	10	7
Purchases, issuances and settlements	(55)	19	—	14	(22)
Transfers into Level 3	29	—	—	—	29
Transfers out of Level 3	—	—	—	—	—
Balance, December 31, 2022	$8	$21	$—	$14	$43

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2022 and 2021, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2022 and 2021 may include changes in fair value that were attributable to both observable and unobservable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2022.

43

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2022
Derivative assets at fair value	$2	$190	$14	$206
Derivative liabilities at fair value	—	(296)	—	(296)

December 31, 2021
Derivative assets at fair value	$1	$221	$—	$222
Derivative liabilities at fair value	—	95	—	95

11. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

	Years ended December 31,
(in millions)	2022	2021
Life insurance	$3,426	$3,417
Annuities (excluding supplementary contracts with life contingencies)	16,840	16,246
Supplementary contracts with life contingencies	157	126
Disability - active lives	2	2
Disability - disabled lives	55	59
Excess of VM-21 reserves over basic reserves	124	138
Deficiency reserves	237	238
Other miscellaneous reserve	1,484	1,466
Gross life and annuity reserves	22,325	21,692
Reinsurance ceded	(197)	(253)
Net life and annuity reserves	22,128	21,439
Accident and health reserves
Unearned premium reserves	8	9
Present value of amounts not yet due on claims	174	191
Additional contract reserves	41	41
Gross accident and health reserves	223	241
Reinsurance ceded	(16)	(17)
Net accident and health reserves	207	224
Aggregate policy reserves	$22,335	$21,663

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

	December 31, 2022
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal:
a. With market value adjusted	$2,661	$—	$—	$2,661	13.62%
b. At book value less current surrender charge of 5% or more	3,697	—	—	3,697	18.93%
c. At fair value	—	—	4,166	4,166	21.33%
d. Total with market adjustment or at fair value	6,358	—	4,166	10,524	53.88%
e. At book value without adjustment (minimal or no charge or adjustment)	6,185	—	—	6,185	31.67%
(2) Not subject to discretionary withdrawal	2,822	—	1	2,823	14.45%
(3) Total (gross: direct + assumed)	$15,365	$—	$4,167	$19,532	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$15,365	$—	$4,167	$19,532
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$908	$—	$—	$908

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

B. Group Annuities:

	December 31, 2022
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal:
a. With market value adjusted	$1	$—	$—	$1	0.04%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	2	2	0.07%
d. Total with market adjustment or at fair value	1	—	2	3	0.11%
e. At book value without adjustment (minimal or no charge or adjustment)	486	—	—	486	17.83%
(2) Not subject to discretionary withdrawal	1,145	1,092	—	2,237	82.06%
(3) Total (gross: direct + assumed)	$1,632	$1,092	$2	$2,726	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$1,632	$1,092	$2	$2,726
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$—	$—	$—	$—

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

C. Deposit-Type Contracts (no life contingencies):

	December 31, 2022
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal:
a. With market value adjusted	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	—	—	—	—	—%
e. At book value without adjustment (minimal or no charge or adjustment)	18	—	—	18	2.36%
(2) Not subject to discretionary withdrawal	743	—	1	744	97.64%
(3) Total (gross: direct + assumed)	$761	$—	$1	$762	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$761	$—	$1	$762
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—

* Represents annuity reserves reported in separate accounts liabilities.

45

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2022:

	December 31, 2022
	General Account			Separate Account - Nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term policies with cash value	$—	$8	$21	$—	$—	$—
(2) Universal life	1,189	1,182	1,291	—	—	—
(3) Universal life with secondary guarantees	136	125	692	—	—	—
(4) Indexed universal life	8	8	8	—	—	—
(5) Indexed universal life with secondary guarantees	45	30	60	—	—	—
(6) Indexed life	—	—	—	—	—	—
(7) Other permanent cash value life insurance	56	346	389	9	9	9
(8) Variable life	—	—	—	—	—	—
(9) Variable universal life	1	1	1	10	10	10
(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values
(1) Term policies without cash value	—	—	$965	—	—	$—
(2) Accidental death benefits	—	—	—	—	—	—
(3) Disability - active lives	—	—	2	—	—	—
(4) Disability - disabled lives	—	—	55	—	—	—
(5) Miscellaneous reserves	—	—	315	—	—	—
C. Total (gross: direct + assumed)	$1,435	$1,700	$3,799	$19	$19	$19
D. Reinsurance ceded	54	46	197	—	—	—
E. Total (net) (C) - (D)	$1,381	$1,654	$3,602	$19	$19	$19

12. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate accounts. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative.

The separate accounts also include a funding agreement, which provides a stable value protection feature on the assets held within the account.

The Company does not engage in securities lending transactions within the separate accounts.

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The following table presents separate account assets by product or transaction:

	December 31, 2022		December 31, 2021

(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuity products	$4,300	$—	$4,982	$—
Variable Universal Life Products	20	—	26	—
Terminal funding	1,092	—	1,140	—
Total	$5,412	$—	$6,148	$—

46

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2022 and 2021 is $246 million and $49 million, respectively.

There was no separate account business seed money at December 31, 2022 and 2021.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2022	$63	$2
2021	53	1
2020	45	—
2019	37	—
2018	30	—

The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non- indexed guarantee less than or equal to 4%	Non- indexed guarantee more than 4%	Non- guaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$—	$—	$—	$299	$299
Reserves for accounts with assets at:
Market value	$—	$—	$—	$4,194	$4,194
Amortized costs	—	1,092	—	—	1,092
Total reserves	$—	$1,092	$—	$4,194	$5,286
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$—	$1,092	$—	$—	$1,092
At market value	—	—	—	4,192	4,192
Subtotal	—	1,092	—	4,192	5,284
Not subject to discretionary withdrawal	—	—	—	2	2
Total reserves	$—	$1,092	$—	$4,194	$5,286
December 31, 2021
Premiums, considerations or deposits	$—	$—	$—	$1,178	$1,178
Reserves for accounts with assets at:
Market value	$—	$—	$—	$4,863	$4,863
Amortized costs	—	1,139	—	—	1,139
Total reserves	$—	$1,139	$—	$4,863	$6,002
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$—	$1,139	$—	$—	$1,139
At market value	—	—	—	4,861	4,861
Subtotal	—	1,139	—	4,861	6,000
Not subject to discretionary withdrawal	—	—	—	2	2
Total reserves	$—	$1,139	$—	$4,863	$6,002

47

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years Ended December 31,
(in millions)	2022	2021	2020
Transfers to separate accounts	$299	$1,178	$595
Transfers from separate accounts	(312)	(331)	(209)
Net transfers to (from) separate accounts	(13)	847	386
Reconciling adjustments:
Deposit-type contracts	—	—	—
Total reconciling adjustments	—	—	—
Transfers as reported in the Statutory Statements of Operations	$(13)	$847	$386

13. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $124 million and $138 million at December 31, 2022 and 2021, respectively.

GMDB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $227 million and $7 million at December 31, 2022 and 2021, respectively.

GMWB

Certain of the Company’s variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $10 million and $32 million at December 31, 2022 and 2021, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

14. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented 7.0 percent and 10.8 percent of gross insurance in-force at December 31, 2022, 2021 and 2020, respectively. Policyholder dividends for the years ended December 31, 2022, 2021 and 2020 were immaterial.

15. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2022		December 31, 2021
(in millions)	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	—	—	—	—
Ordinary renewal	18	46	10	44
Total	$18	$46	$10	$44

16. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed and reserves on reinsurance assumed were not significant in 2022, 2021 or 2020. Reinsurance premiums ceded in 2022, 2021 and 2020 were $133 million, $205 million and $210 million, respectively. The reserve credit taken on reinsurance ceded was $213 million and $270 million at December 31, 2022 and 2021, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2022 and 2021, the Company’s reinsurance recoverables were $49 million and $69 million, respectively.

The NAIC Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs.

The Company manages the capital impact of statutory reserve requirements under Regulation XXX through intercompany reinsurance. The Company has a coinsurance/modified coinsurance agreement (the Co/Modco Agreement) with AIG Life of Bermuda, Ltd. (AIGB), an affiliated offshore life insurer. Under the Co/Modco Agreement, AIGB reinsures a 90 percent quota share of the Company’s net liability on term life contracts issued by the Company with issue dates on or after March 1, 2002 through August 1, 2009. AIGB is a Bermuda licensed insurer but is not licensed to transact insurance or reinsurance, nor is accredited as a reinsurer in the State of New York. At December 31, 2022 and 2021, the Company did not report any liabilities for unauthorized reinsurance, as the coinsurance reserves ($116 million and $158 million, respectively) ceded to AIGB were fully secured by letters of credit. These letters of credit, secured by AIGB for the benefit of the Company, contain applicable provisions required by NAIC SAP and are subject to reimbursement by AIG in the event of a drawdown. In addition, there are certain terms and conditions regarding events of default, which if triggered by future AIG events, would require the Company to pursue a variety of remedies to preserve the amount of the reserve credit. Pursuant to the modified coinsurance portion of the Co/Modco Agreement, the Company does not record a reserve credit since it retains, controls, and owns all assets held in relation to the modified coinsurance reserve.

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The Co/Modco Agreement decreased the Company’s pre-tax earnings by $78 million, $68 million and $47 million in 2022, 2021 and 2020, respectively. The agreement is unlimited in duration, but was amended to terminate for new business issued on and after August 1, 2009.

In both 2022 and 2021, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in increases in the Company’s pre-tax earnings of less than $1 million. No treaties with non-affiliated reinsurers were commuted in 2020.

17. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes

On November 15, 2021, the U.S. enacted the Infrastructure Investment and Jobs Act to improve infrastructure in the U.S. The tax provisions for the Infrastructure Investment and Jobs Act have not had and are currently not expected to have a material impact on our U.S. federal tax liabilities.

On August 16, 2022, the U.S. enacted the Inflation Reduction Act of 2022, which finances climate and energy provisions and an extension of enhanced subsidies under the Affordable Care Act with a 15% corporate alternative minimum tax (“CAMT”) on adjusted financial statement income for corporations with profits over $1 billion, a 1% stock buyback tax, increased IRS enforcement funding, and Medicare’s new ability to negotiate prescription drug prices. The Company has not determined as of the reporting date if it will be subject to the CAMT in 2023. The 2022 financial statements do not include the estimated impact of the CAMT, because a reasonable estimate cannot be made.

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2022			December 31, 2021			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$746	$159	$905	$664	$95	$759	$82	$64	$146
Statutory valuation allowance adjustment	—	29	29	—	—	—	—	29	29
Adjusted gross DTA	746	130	876	664	95	759	82	35	117
DTA non-admitted	524	130	654	478	95	573	46	35	81
Net admitted DTA	222	—	222	186	—	186	35	—	36
DTL	36	—	36	55	—	55	(19)	—	(19)
Total	$186	$—	$186	$131	$—	$131	$55	$—	$55

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2022			December 31, 2021			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components
SSAP 101
Federal income taxes paid in prior years recoverable through loss carry backs	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	186	—	186	131	—	131	55	—	55

1. Adjusted gross DTA expected to be realized following the reporting date	186	—	186	131	—	131	55	—	55

2. Adjusted gross DTA allowed per limitation threshold	—	—	285	—	—	357	—	—	(72)

Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	36	—	36	55	—	55	(19)	—	(19)
DTA admitted as the result of application of SSAP 101	$222	$—	$222	$186	$—	$186	$36	$—	$36

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years Ended December 31,
($ in millions)	2022	2021
Ratio percentage used to determine recovery period and threshold limitation amount	768%	941%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$1,901	$2,383

The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.

The Company’s planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2022	2021	2020
Current income tax expense
Federal	$143	$132	$51
Federal income tax on net capital gains (losses)	(35)	2	60
Federal income tax incurred	108	134	111

	Years Ended December 31,
(in millions)	2022	2021	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$562	$531	$31
Investments	32	2	30
Deferred acquisition costs	136	122	14
Fixed assets	4	5	(1)
Net operating loss carry forward	8	—	8
Tax credit carryforward	—	—	—
Other (including items less than 5% of total ordinary tax assets)	4	4	—
Subtotal	746	664	82
Non-admitted	524	478	46
Admitted ordinary deferred tax assets	222	186	36
Capital:
Investments	159	95	64
Real Estate		—	—
Subtotal	159	95	64
Statutory valuation allowance adjustment	29		29
Non-admitted	130	95	35
Admitted capital deferred tax assets	—	—	—
Admitted deferred tax assets	222	186	36
Deferred tax liabilities:
Ordinary:
Deferred and uncollected premium	16	15	273
Policyholder reserves	20	40	(20)
Deferred tax liabilities	36	55	(20)
Net deferred tax assets	$186	$131	$56

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2022	2021	Change
Total adjusted deferred tax assets	$876	$759	$117
Total deferred tax liabilities	$36	$55	$(19)
Net adjusted deferred tax assets	$840	$704	$136
Tax effect of unrealized gains (losses)			$(42)
Change in net deferred income tax			$94

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2022		December 31, 2021		December 31, 2020
(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Income tax expense at applicable rate	$6	21.0%	$66	21.0%	$76	21.0%
Change in valuation adjustment	29	97.8	—	—
Surplus adjustments	1	3.2	(2)	(0.5)	(5)	(1.3)
Prior year return true-ups and adjustments	(2)	(5.8)	(1)	(0.2)	(1)	(0.3)
Amortization of interest maintenance reserve	(18)	(62.2)	17	5.3	9	2.5
Change in non-admitted assets	(1)	(5.7)	4	1.3	(1)	(0.3)
Dividend received deduction	(1)	(2.9)	(1)	(0.3)	(1)	(0.3)
Other permanent adjustments	—	—	1	0.3	—	—
Credits	—	—	—	—	—	—
Statutory income tax expense (benefit)	$14	45.4%	$84	26.9%	$77	21.3%

Federal income taxes incurred	$108	362.1%	$134	42.8%	$111	30.5%
Change in net deferred income taxes	(94)	(316.7)	(50)	(15.9)	(34)	(9.2)
Total statutory income taxes	$14	45.4%	$84	26.9%	$77	21.3%

At December 31, 2022, the Company had no foreign tax credits carryforwards.

At December 31, 2022, the Company has U.S. federal operating loss carryforwards of $8 million.

At December 31, 2022, the Company had no capital loss carryforward.

At December 31, 2022, the Company had no general business credit carryforwards.

At December 31, 2022, the Company had no alternative minimum tax credits.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions) December 31,	Capital
2020	$—
2021	95
2022	—
Total	$95

In general, realization of DTAs depends on a company’s ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $876 million and concluded that $29 million valuation allowance was required at December 31, 2022. The Company had concluded that no valuation allowance was required on the DTAs of $759 million at December 31, 2021.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

Years Ended December 31,
(in millions)	2022	2021
Gross unrecognized tax benefits at beginning of year	$—	$—
Increases in tax position for prior years	—	—
Decreases in tax position for prior years	—	—
Gross unrecognized tax benefits at end of year	$—	$—

At December 31, 2022 and 2021, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were less than 1 million, for both years.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expenses. At both December 31, 2022 and 2021, the Company had accrued less than $1 million for the payment of interest (net of federal benefit) and penalties. In 2022, 2021 and 2020, the Company recognized an expense of less than $1 million, net of federal benefit, and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2022, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years and engaging in the IRS Appeals process in regard to years 2011-2019. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company’s taxable years 2007-2021 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2022.

For the period prior to the tax deconsolidation of Corebridge from AIG, the Company will join in the filing of a consolidated federal income tax return with AIG.

The following table lists those companies that form part of the 2022 AIG consolidated federal tax return:

Company	Company
A.I. Credit Corp.	AIG Credit Corp.

AGC Life Insurance Company	AIG Direct Insurance Services, Inc.

AGL Assignment Company, LLC	AIG Employee Services, Inc.

AGL Loan Investments Corporation	AIG FCOE, Inc.

AGLIC Investments Bermuda Limited	AIG Federal Savings Bank

AH SubGP 1158 Flat Iron, LLC	AIG Financial Products Corp.

AH SubGP 1384 Woodglen, LLC	AIG Fund Services, Inc.

AH SubGP 1450 Timber, LLC	AIG Global Asset Management Holdings Corp.

AH SubGP 1535 Hunter’s Run, LLC	AIG Global Capital Markets Securities, LLC

AH SubGP 1551 Spanish Creek, LLC	AIG Global Operations (Ireland) Limited

AH SubGP 479 Sunrise, LLC	AIG Global Real Estate Investment Corp.

AH SubGP 516 Merrilltown, LLC	AIG GLOBAL REAL ESTATE INVESTMENT CORP. [RUSS

AH SubGP 693 Parkland Pointe, LLC	AIG Home Protection Company, Inc.

AH SubGP 716 Villas of Mission Bend, LLC	AIG Insurance Management Services, Inc.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company

AH SubGP 759 Parker Commons, LLC	AIG International Inc.

AH SubGP 911 Mainland, LLC	AIG Kirkwood, Inc.

AIG Aerospace Adjustment Services, Inc.	AIG Life Holdings, Inc.

AIG Aerospace Insurance Services, Inc.	AIG Life of Bermuda, Ltd.

AIG Asset Management (U.S.), LLC	AIG Markets, Inc.

AIG Asset Management EU CLO, LLC	AIG Matched Funding Corp.

AIG Assurance Company	AIG MEA Investments and Services, LLC

AIG BG Holdings LLC	AIG Mortgage Capital, LLC

AIG Capital Corporation	AIG North America, Inc.

AIG Capital Services, Inc.	AIGGRE U.S. Real Estate Fund IV Lexington

AIG Century Verwaltungsgesellschaft mbH	AIGGRE VISTA, LLC

AIG Claims, Inc.	AIGT Inc. Hong Kong Branch

AIG Commercial Equipment Finance, Inc.	AIU Insurance Company

AIG Commercial Real Estate Lending	Akita, Inc.

AIG Credit (Europe) Corporation	Alabaster Capital LLC

AIG Property Casualty, Inc.	AlphaCat Capital Inc.

AIG Realty, Inc.	AM Holdings LLC

AIG Securities Lending Corp.	AIG Partnership Holdings Corp.

AIG Shared Services	AIG PC Global Services Inc.

AIG Shared Services Corporation	AIG Procurement Services, Inc.

AIG Shared Services Corporation - Management	AIG Property Casualty Company

AIG Shared Services Corporation (Philippines)	AIG Property Casualty International, LLC

AIG Specialty Insurance Company	AIG Property Casualty U.S., Inc.

AIG Spring Ridge I, Inc.	American Athletic Club, Inc.

AIG Technologies, Inc.	American General Annuity Service Corporation

AIG Technologies, Inc. (U.K. branch)	American General Assignment

AIG Travel Assist, Inc.	American General Assignment Corporation

AIG TRAVEL EMEA LIMITED	American General Insurance Agency, Inc.

AIG TRAVEL EUROPE LIMITED	American General Life Ins. Co. Non-Insulated

AIG Travel, Inc.	American General Life Insurance Co. - Insulat

AIG UNITED GUARANTY AGENZIA DI ASSICURAZIONE	American General Life Insurance Company

AIG Warranty Services of Florida, Inc.	American General Life Services Company, LLC

AIG WarrantyGuard, Inc.	American General Realty

AIG.COM, Inc.	American Home Assurance Company

AIG-FP Capital Preservation Corp.	American International Facilities Management

AIG-FP Matched Funding Corp.	American International Group, Inc.

AIG-FP Pinestead Holdings Corp.	American International Realty Corporation

AIGGRE DC Ballpark Investor, LLC	American International Reinsurance

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company

AIGGRE Europe Real Estate Fund I	Arthur J. Glatfelter Agency, Inc.

AIGGRE Europe Real Estate Fund I GP S.a r.l.	Blackboard Customer Care Insurance Services

AIGGRE Europe Real Estate Fund II GP S.a.r.l	Blackboard Insurance Company

AIGGRE U.S. LT Apartments Investor Lexington	Blackboard Services, LLC

AIGGRE U.S. Real Estate Fund I	Blackboard Specialty Insurance Company

AIGGRE U.S. Real Estate Fund II	Blackboard U.S. Holdings, Inc.

AIGGRE U.S. Real Estate Fund II GP, LLC	CAP Investor 1, LLC

AIGGRE U.S. Real Estate Fund III	CAP Investor 10, LLC

CAP Investor 14, LLC	LSTREET I, LLC

CAP Investor 2, LLC	LSTREET II, LLC

CAP Investor 4, LLC	MG Reinsurance Limited

CAP Investor 5, LLC	MIP PE Holdings, LLC

CAP Investor 8, LLC	Morefar Marketing, Inc.

Charleston Bay SAHP Corp.	Mt. Mansfield Company, Inc.

Commerce and Industry Insurance Company	National Union Fire Insurance

Crop Risk Services, Inc.	National Union Fire Insurance Company

Crossings SAHP Corp.	New Hampshire Insurance Company

Curzon Funding Limited	NF Seven (Cayman) Limited

Curzon Street Funding Designated Activity	PCG 2019 Corporate Member Limited

Design Professionals Association	Pearce & Pearce, Inc.

DIL/SAHP Corp.	Pine Street Real Estate Holdings Corp.

DSA P&C Solutions, Inc.	Prairie SAHP Corp.

Eaglestone Reinsurance Company	Rialto Melbourne Investor LLC

Eastgreen, Inc.	Risk Specialists Companies

First Principles Capital Management, LLC	SA Affordable Housing, LLC

Fortitude Life & Annuity Solutions, Inc.	SA SubGP 1000 Woodwind Lakes, LLC

GIG of Missouri, Inc.	SAAHP GP Corp.

Glatfelter Claims Management, Inc.	SAFG Capital LLC

Glatfelter Properties, LLC	SAFG Markets, LLC

Glatfelter Underwriting Services, Inc.	SAFG Retirement Services, Inc.

Global Loss Prevention, Inc.	SAFG Technologies, LLC

Global Loss Prevention, Inc. [Canada]	SAHP GA III - SC LLC

Grand Savannah SAHP Corp.	SCSP Corp.

Granite State Insurance Company	Service Net Solutions of Florida, LLC

Health Direct, Inc.	Service Net Warranty, LLC

HOSPITAL PLAN INSURANCE SERVICES	SNW Insurance Agency, LLC

HPIS LIMITED	Spruce Peak Realty, LLC

Illinois National Insurance Co.	The United States Life Insurance Company - Insulated

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company

Integrated Manufacturing Companies, Inc.	The Variable Annuity Life - Insulated

Knickerbocker Corporation	The Variable Annuity Life - Non-Insulated

LBMA Equipment Services, Inc.	The Variable Annuity Life Insurance Company

Lexington Insurance Company	Travel Guard Americas LLC Sucursal Mexico

Lexington Specialty Insurance Agency, Inc.	Travel Guard Americas, LLC

Lilac Heights LLC	Travel Guard Americas, LLC [Argentina]

Livetravel, Inc.	Tudor Insurance Company

Stowe Mountain Holdings, Inc.	U G Corporation

Stratford Insurance Company	VALIC Financial Advisors, Inc.

SubGen NT, Inc.	VALIC Retirement Services Company

SunAmerica Affordable Housing Partners, Inc.	Validus America, Inc.

SunAmerica Asset Management, LLC	Validus Re Americas (New Jersey), Inc.

SunAmerica Fund Assets 83, LLC	Validus Reaseguros, Inc.

SunAmerica Life Reinsurance Company	Validus Services, Inc.

SunAmerica Retirement Markets, Inc.	Validus Specialty Underwriting Services, Inc.

Susquehanna Agents Alliance, LLC	Validus Specialty, LLC

The Glatfelter Agency, Inc.	Volunteer Firemen’s Insurance Services, Inc.

The Insurance Company of the State of Pennsylvania	Western World Insurance Company

The United States Life Insurance Company

For the period following the tax deconsolidation of Corebridge from AIG, the Company will join with AGC Life, AGL, AIGB, and VALIC, in filing a consolidated life company federal income tax return.

The Company has written agreements with both parent entities, AIG and AGC Life under which each subsidiary agrees to pay the parent company an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. Both, AIG and AGC Life, agree to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

18. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2022, the Company exceeded RBC requirements that would require any regulatory action.

The Company is subject to New York State Business Corporation Law, which imposes restrictions on shareholder dividends. The maximum amount of dividends that can be paid by the Company without prior approval of the NYDFS in a calendar year is set forth in New York Insurance Law. With respect to 2023, the maximum amount of dividends that can be paid by us to the Parent without prior approval of the NYDFS is the lesser of: (1) 10 percent of the Company’s statutory surplus as regards policyholders as of the immediately preceding calendar year; or (2) statutory net gain from

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

operations for the immediately preceding calendar year, not including realized capital gains. Subject to the foregoing limitations discussed above, no dividends can be paid to the Parent in the year 2023 without consent of the NYDFS.

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2022, 2021 and 2020:

Date	Type	Cash or Non-cash	Amount (in millions)
2022
March 28, 2022	Ordinary	Cash	$200
2021
March 15, 2021	Ordinary	Cash	101
2020
March 27, 2020	Ordinary	Cash	157

19. RETIREMENT AND SHARE-BASED AND DEFERRED COMPENSATION

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

Certain Corebridge employees participate in various AIG sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from an allocation of the Company’s share of expenses from the plans based on participants’ earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

The following table presents information about employee-related costs (expense credits) allocated to the Company:

	Years Ended December 31,
(in millions)	2022	2021	2020
Defined benefit plans	$(1)	$(1)	$(1)
Total	$(1)	$(1)	$(1)

Defined Contribution Plan

Prior to August 22, 2022, Corebridge employees participated in AIG’s qualified defined contribution plan that provided for contributions by employees, as well as an employer contribution. On August 22, 2022, participants’ accounts in the AIG plan were transferred to the Corebridge Financial Inc. Retirement Savings 401(k) Plan.

The 401(k) plan provides pre-tax salary reduction contributions by its U.S. employees. Employer matching contributions of 100 percent were made on ~~of~~ the first six percent of participant contributions, subject to IRS-imposed limitations, and an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company’s pre-tax expense associated with this plan was $3 million, $3 million and $3 million in 2022, 2021 and 2020, respectively.

Share-based and Deferred Compensation Plans

Prior to the IPO, certain Corebridge employees received grants of equity awards under the AIG Long Term Incentive Plan (as amended) and its predecessor plan, the AIG 2013 Long Term Incentive Plan (each as applicable, the “LTIP”), which are governed by the AIG 2013 Omnibus Incentive Plan (“Omnibus Plan”). The value of AIG equity awards are linked to the performance of AIG’s common stock. AIG granted equity awards to our employees primarily in the form of

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AIG restricted stock units (“RSUs”) but also granted AIG performance share units (“PSUs”) and AIG stock options to certain executives.

AIG RSUs and AIG stock options granted to Corebridge employees by AIG will be earned based solely on continued service by the participant while AIG PSUs will be earned based on both continued service and AIG achieving specified performance goals at the end of a three year performance period. These performance goals were pre-established by AIG’s Compensation and Management Resources Committee (“CMRC”) for each annual grant. The actual number of PSUs earned can vary from zero to 200% of the amount granted.vesting occurs on January 1 of the year immediately following the end of the three-year performance period.

Prior to 2021, LTI awards accrued dividend equivalent units (“DEUs”) in the form of additional PSUs and/or RSUs whenever a cash dividend is declared on shares of AIG Common Stock; the DEUs were subject to the same vesting terms and conditions as the underlying unit. Beginning in 2021, PSUs and RSUs granted via the annual 2021 LTI award (as of the date of grant), and those existing from the 2020 LTI awards (as of the third quarter) accrue dividend equivalent rights (DERs) as AIG’s dividends are declared. These DERs will be settled in cash only if the underlying units’ vesting conditions are met; previously accrued DEUs were not impacted by this change.

The fair value of AIG RSUs and AIG PSUs that are earned solely based on certain AIG-specific metrics was based on the closing price of AIG Common Stock on the grant date; while the fair value of AIG PSUs that are earned based on AIG’s relative total shareholder return (“TSR”) was determined on the grant date using a Monte Carlo simulation. The fair value of AIG stock options was estimated on the grant date using the Black-Scholes model.

On September 6, 2022, Corebridge adopted the Corebridge Financial, Inc. 2022 Omnibus Incentive Plan (the “2022 Plan”) and the Corebridge Financial, Inc. Long-term Incentive Plan (the “LTIP,” together with the 2022 Plan, the “Corebridge Plans”). Following the IPO, equity awards may be granted under the Corebridge Plans to current employees or directors of the Company or, solely with respect to their final year of service, former employees.

Equity awards under the Corebridge Plans are linked to Corebridge common stock (“CRBG Stock”). A total of 40,000,000 shares of CRBG Stock are authorized for delivery pursuant to awards granted or assumed under the Plans. Delivered shares may be newly-issued shares or shares held in treasury.

All AIG RSUs that were held by active Corebridge employees on September 14, 2022 (the pricing date for the IPO) were converted into RSUs linked to the performance of CRBG Stock (“Corebridge RSUs”), on terms and conditions that are substantially the same as the corresponding AIG RSUs, with the number of AIG RSUs adjusted in a manner intended to preserve their intrinsic value as of immediately before and immediately following the conversion (subject to rounding). Specifically, the AIG RSUs were converted to Corebridge RSUs based on a conversion factor of 2.580952. The conversion factor was determined by the AIG closing stock price on September 14 ($54.20) divided by the public offering price for CRBG Stock in the IPO ($21.00).

The Company receives an allocation for these expenses. The Company recognized compensation expenses of $3 million, $3 million and $2 million for the years ending December 31, 2022, 2021 and 2020, respectively, on the date of grant of which all was recharged to related parties.

20. DEBT

The Company is a member of the Federal Home Loan Bank (FHLB) of Dallas.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2022	2021
Membership stock - Class B	$7	$8
Activity stock	11	11
Excess stock	—	—
Total	$18	$19

Actual or estimated borrowing capacity as determined by the insurer	$1,022	$704

The Company did not hold any Class A at December 31, 2022 or 2021.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2022		December 31, 2021
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$396	$372	$363	$380

Maximum amount pledged during reporting period	415	431	516	557

The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2022	2021
Amount outstanding	$240	$240

Maximum amount borrowed during reporting period	$240	$241

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2022 or 2021.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts
5-year fixed rate	February 25, 2020	$124
5-year fixed rate	April 5, 2019	42
5-year fixed rate	April 16, 2019	52
6-year fixed rate	July 15, 2019	23

21. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $669 million and $627 million at December 31, 2022 and 2021, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2022, $245 million are currently expected to expire in 2023, and the remainder by 2027

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

based on the expected life cycle of the related funds and the Company’s historical funding trends for such commitments.

At December 31, 2022 and 2021, the Company had $612 million and $391 million, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $97 million are expected to expire in 2023 and the remainder by 2036, based on the expected life cycle of the related loans and the Company’s historical funding trends for such commitments.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, future minimum rental commitments, and rental expense under operating leases are not material.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $2 million at both December 31, 2022 and 2021, for these guarantee fund assessments. The Company has recorded receivables of $476 thousand and $1 million at December 31, 2022 and 2021, respectively, for expected recoveries against the payment of future premium taxes.

During 2022 and 2021, the Company wrote accident and health insurance premiums that were subject to the risk-sharing provisions of the Affordable Care Act (ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Standard of Care Development

The Company provides products and services to certain employee benefit plans that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and/or the Code. Plans subject to ERISA include certain pension and profit-sharing plans and welfare plans, including health, life and disability plans. As a result, our activities are subject to the restrictions imposed by ERISA and the Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that fiduciaries may not cause a covered plan to engage in certain prohibited transactions. The applicable provisions of ERISA and the Code are subject to enforcement by the DOL, the IRS and the Pension Benefit Guaranty Corporation.

The Company and our distributors are subject to laws and regulations regarding the standard of care applicable to sales of our products and the provision of advice to our customers. In recent years, many of these laws and regulations have been revised or reexamined while others have been newly adopted. We closely monitor these legislative and regulatory activities and evaluate the impact of these requirements on us and our customers, distribution partners and financial advisers. Where needed, we have made significant investments to implement and enhance our tools, processes and procedures, to comply with the final rules and interpretations. These efforts and enhancements have resulted in increased compliance costs and may impact sales results and increase regulatory and litigation risk. Additional changes in standard of care requirements or new standards issued by governmental authorities, such as the DOL, the SEC, the NAIC or state regulators and/or legislators, have impacted, and may impact our businesses, results of operations and financial condition.

22. RELATED PARTY TRANSACTIONS

Events Related to AIG and Corebridge

Separation of Life and Retirement Business and Relationship with Blackstone

On September 19, 2022, Corebridge completed an initial public offering (the “IPO”) in which AIG sold 80 million shares of Corebridge common stock to the public. As of December 31, 2022, AIG owns 77.7% of the outstanding common stock of Corebridge. AIG is a publicly-traded entity, listed on the New York Stock Exchange (NYSE:AIG). The term “AIG” means AIG and its consolidated subsidiaries, unless the context refers to AIG only.

On November 2, 2021, Argon Holdco LLC (“Argon”), a wholly-owned subsidiary of Blackstone, Inc. (“Blackstone”), acquired a 9.9% equity stake in Corebridge and Corebridge entered into a long-term asset management relationship with Blackstone. Pursuant to the partnership, Corebridge initially transferred $50 billion of assets in their investment portfolio to Blackstone. As of December 31, 2022, the book value of the assets transferred to Blackstone was $48.9 billion. Further beginning in the fourth quarter of 2022, Corebridge transferred $2.1 billion to Blackstone and will transfer $2.1 billion each quarter for an aggregate of $92.5 billion by the third quarter of 2027.

Pursuant to the Stockholders’ Agreement that Corebridge entered into with AIG and Argon at the time of acquisition of Argon’s Corebridge equity stake, Argon may not sell its ownership interest in Corebridge subject to exceptions permitting Argon to sell 25%, 67% and 75% of its shares after the first, second and third anniversaries, respectively, of the IPO, with the transfer restrictions terminating in full on the fifth anniversary of the IPO. Also, until Argon no longer owns at least 50% of its initial investment in Corebridge, it will have the right to designate for nomination for election one member of the Corebridge board of directors.

Prior to the IPO, Corebridge and certain U.S. subsidiaries were included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined or unitary basis. The provision for income taxes is calculated on a separate return basis. Following the IPO, AIG owns a less than 80% interest in Corebridge, resulting in tax deconsolidation of Corebridge from the AIG Consolidated Tax Group and in a small minority of state jurisdictions which follow federal consolidation rules, the most significant being Florida. In addition, under the applicable law, AGC and its directly owned life insurance subsidiaries (the “AGC Group”) will not be permitted to join in the filing of a U.S. consolidated federal income tax return with our other subsidiaries (collectively, the “Non-Life Group”) for the five-year waiting period. Instead, the AGC Group is expected to file separately as members of the AGC consolidated U.S. federal income tax return during the five-year waiting period. Following the five-year waiting period, the AGC Group is expected to join the U.S. consolidated federal income tax return with the Non-Life Group.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

On November 1, 2021, Corebridge declared a dividend payable to AIG in the amount of $8.3 billion. In connection with such dividend, Corebridge issued a promissory note to AIG in the amount of $8.3 billion. As of September 30, 2022, the promissory note to AIG has been paid in full.

On December 15, 2021, Corebridge and Blackstone Real Estate Income Trust (“BREIT”), a long-term, perpetual capital vehicle affiliated with Blackstone, completed the acquisition by BREIT of the Company’s interests in a U.S. affordable housing portfolio for $4.9 billion.

Investment Management Agreements with BlackRock

Under the BlackRock Agreements, Corebridge completed the transfer of the management of approximately $82.4 billion in book value of liquid fixed income and certain private placement assets in the aggregate to BlackRock as of December 31, 2022. In addition, liquid fixed income assets associated with Fortitude Re portfolio were separately transferred to BlackRock. The BlackRock Agreements provide Corebridge with access to market-leading capabilities, including portfolio management, research and tactical strategies in addition to a larger pool of investment professionals. Corebridge believes BlackRock’s scale and fee structure make BlackRock an excellent outsourcing partner for certain asset classes and will allow us to further optimize our investment management operating model while improving overall performance. The fees, terms and conditions of the BlackRock Agreements were extensively negotiated, and Corebridge believes them to be highly competitive with those available from other leading investment managers for a fixed income portfolio of comparable size. Further, BlackRock is responsible for its own overhead and operating expenses under the BlackRock Agreements, with the insurance company subsidiaries reimbursing reasonable and documented out-of-pocket third-party expenses.

With respect to other potential liabilities under the BlackRock Agreements, the insurance company subsidiaries have agreed to indemnify BlackRock for certain losses incurred in connection with the services provided by BlackRock pursuant to the BlackRock Agreements or resulting from the insurance company subsidiaries’ breach of the investment management agreements.

The investment management agreements contain detailed investment guidelines and reporting requirements. These agreements also contain reasonable and customary representations and warranties, standard of care, confidentiality and other provisions. The investment management agreements will continue unless terminated by either party on 45 days’ notice or by us immediately for cause. Corebridge will continue to be responsible for the overall investment portfolio, including decisions surrounding asset allocation, risk composition and investment strategy.

Fortitude Re

Fortitude Re was established during the first quarter of 2018 in a series of reinsurance transactions related to AIG’s run-off operations. Those reinsurance transactions were designed to consolidate most of AIG’s Insurance run-off lines into a single legal entity. As of December 31, 2022, approximately $29.0 billion of reserves from Corebridge Run-Off Lines and approximately $3.2 billion of reserves from AIG’s General Insurance Run-Off Lines related to business written by multiple wholly-owned AIG subsidiaries, had been ceded to Fortitude Re under these reinsurance transactions.

Of the Fortitude Re reinsurance agreements, the largest is the Amended and Restated Combination Coinsurance and Modified Coinsurance Agreement by and between Corebridge’s subsidiary, AGL and Fortitude Re. Under this treaty, approximately $22.1 billion of AGL reserves as of December 31, 2022 were ceded to Fortitude Re representing a mix of life and annuity risks. Fortitude Re provides 100 percent reinsurance of the ceded risks. AGL retains the risk of collection of any third party reinsurance covering the ceded business. At effectiveness of the treaty, an amount equal to the aggregate ceded reserves was deposited by AGL into a modified coinsurance account of AGL to secure the obligations of Fortitude Re. Fortitude Re receives or makes quarterly payments that represent the net gain or loss under the treaty for the relevant quarter, including any net investment gain or loss on the assets in the modified coinsurance account. In December 2022, the management of most of the public fixed income securities in the modified coinsurance account was transitioned to BlackRock. In accordance with the terms of the treaty, following the third anniversary of the June 2, 2020 closing of the sale of our majority interest in Fortitude Group Holdings, L.L.C., Fortitude Re has increased rights to direct the appointment of investment managers to manage the assets in the modified coinsurance account.

Following receipt of all regulatory approvals and the satisfaction of other conditions, effective as of January 1, 2022, AIG sold to an affiliate of Fortitude Re all of the outstanding capital stock of two servicing companies that administer the Life and Retirement and General Insurance ceded business, and the ceding insurers entered into administrative services agreements pursuant to which AIG transferred administration of certain Life and Retirement and General Insurance ceded business to such companies.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Transfer of AIG Technologies, Inc and Eastgreen Inc.

In connection with the Reorganization, Corebridge and AIG entered into agreements under which Corebridge purchased AIG Technologies, Inc. (“AIGT”) and Eastgreen, Inc. (“Eastgreen”) from AIG affiliates on February 28, 2022 for total consideration of $107 million. AIGT provides data processing, technology and infrastructure services to Corebridge and AIG entities in the United States, including management of AIG hardware and networks. AIGT utilizes two data centers to provide its services. The real estate related to the two data centers is owned by Eastgreen. To the extent needed, AIGT will continue to provide services to AIG for a transition period.

COVID-19

We are continually assessing the impact on our business, operations and investments of COVID-19 and the resulting ongoing economic and societal disruption. These impacts initially included a global economic contraction, disruptions in financial markets, increased market volatility and declines in certain equity and other asset prices that had negative effects on our investments, our access to liquidity, our ability to generate new sales and the costs associated with claims. Further, significant legislative and regulatory activity has occurred at both the U.S. federal and state levels, as well as globally. We cannot predict what form future legal and regulatory responses to concerns about COVID-19 and related public health issues will take, or how such responses will impact our business.

The most significant impacts relating to COVID-19 have been the impact of interest rate, credit spreads and equity market levels on spread and fee income, and increased mortality. We are actively monitoring the mortality rates and the potential direct and indirect impacts that COVID-19 may have across our businesses. The last two quarters saw the fewest national fatalities since the start of the pandemic. Actual data related to cause of death is not always available for all claims paid, and such cause of death data does not always capture the existence of comorbid conditions. The regulatory approach to the pandemic and impact on the insurance industry is continuing to evolve and its ultimate impact remains uncertain.

We have a diverse investment portfolio with material exposures to various forms of credit risk. To date, there has been minimal impact on the value of the portfolio. At this point in time, uncertainty surrounding the duration and severity of the COVID-19 pandemic makes the long-term financial impact difficult to quantify.

COVID-19 continued to have an impact in 2022. Circumstances resulting from the COVID-19 pandemic, in addition to an increase in claims, may also impact utilization of benefits, lapses or surrenders of policies and payments of insurance premiums, all of which have impacted and could further impact the revenues and expenses associated with our products.

Affiliate Transactions

During the year ended December 31, 2022, the Company purchased $1.7 billion and sold $910 million of securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business. For additional information regarding purchase and sale transactions involving the Company with an affiliate, please refer to the Company’s Annual Registration Statement and monthly amendments filed with the NYDFS as applicable.

At December 31, 2022, the company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II were approximately $21.7 million, $15.8 million, $13 million, $41.7 million, $6.5 million and $31.8 million, respectively.

On September 9, 2022, the Company purchased $165 million of mortgage loans securities from an affiliated company American Home Assurance Company.

At December 31, 2021, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $21.9 million, $16.4 million, $22.6 million, $7.3 million and $33.8 million, respectively.

At December 31, 2020, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $22.7 million, $18.6 million, $22.3 million, $8 million and $40.8 million, respectively.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from AIG (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and reborrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million. This agreement terminated concurrent with the IPO of Corebridge Financial on September 19, 2022.

On May 17, 2022, the Company and certain of its affiliates entered into a revolving loan facility with Corebridge, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from Corebridge (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million. As of December 31, 2022, the Company had no outstanding balance owing under this revolving loan facility.

Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2022:

(in millions)	Gross Amount	Non-admitted Amount	Admitted Asset Amount	Date of NAIC Filing
Clinton Grand Holdings LLC	$9		$9	NA
AIGGRE LB Southeast Industrial JV LLC	61		61	NA
Bayshore PII Company LLC	3	3	—	NA
AIGGRE Europe Real Estate Fund II LR Feeder, LLC	19		19	NA
GRE LB Industrial Joint Venture II, LP	6	—	6	NA
Branch Retail Partners II, LP	15		15	NA
AIGGRE U.S. Real Estate Fund IV, LP	36		36	NA
AIGGRE US Real Estate Fund IV Development Sidecar LP	7		7	NA
AIGGRE U.S. Real Estate Fund III, LP	34		34	NA
Bayshore Shopping Center JV LLC	7		7	NA
AIGGRE U.S. Real Estate Fund I, LP	20		20	NA
AIGGRE U.S. LT Apartments JV, LP	25		25	NA
AIGGRE U.S. Real Estate Fund II, LP	27		27	NA
AIGGRE Europe Real Estate Fund I S.C.SP	3		3	NA
Total	$272	$3	$269

Operating Agreements

The Company has investments in a Liquidity Pool in which funds are managed by an affiliate, AIG Capital Management Corporation, in the amount of $62 million and $97 million at December 31, 2022 and 2021, respectively. These funds were reclassified in 2020 to cash equivalents from short-term investments per NAIC guidelines.

Pursuant to service and expense agreements, AIG, Corebridge and certain affiliates provide, or cause to be provided, services such as administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $108 million, $103 million and $112 million under such agreements for the years ended December 31, 2022 and 2021 and 2020, respectively.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Pursuant to an amended and restated investment advisory agreement, the majority of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $30 million, $23 million and $22 million for the years ended December 31, 2022 and 2021 and 2020, respectively.

23. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 25, 2023, the date the financial statements were issued.

65

Supplemental Information

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

(in millions)	December 31, 2022
Investment income earned:
Government bonds	$9
Other bonds (unaffiliated)	793
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Cash and short-term investments	8
Mortgage loans	159
Real estate	—
Contract loans	9
Other invested assets	117
Derivative instruments	145
Miscellaneous income	—
Gross investment income	$1,240

Real estate owned - book value less encumbrances	$—

Mortgage loans - book value:
Commercial mortgages	$3,152
Residential mortgages	676
Mezzanine loans	118
Affiliated residential mortgages	—
Total mortgage loans	$3,946

Mortgage loans by standing - book value:
Good standing	$3,883
Good standing with restructured terms	63
Interest overdue more than 90 days, not in foreclosure	—
Foreclosure in process	—
Total mortgage loans	$3,946

Partnerships - statement value	$1,899

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$—
Common stocks	—

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$797
Over 1 year through 5 years	4,543
Over 5 years through 10 years	4,779
Over 10 years through 20 years	3,285
Over 20 years	5,604
Total maturity	$19,008

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$10,471
Class 2	7,366
Class 3	644
Class 4	397
Class 5	101
Class 6	29
Total by class	$19,008

Total bonds, short-term and cash equivalent bond investments publicly traded	$10,586
Total bonds, short-term and cash equivalent bond investments privately traded	8,422

Preferred stocks - statement value	$27
Common stocks - market value	18
Short-term investments - book value	—
Cash equivalents - book value	71
Options, caps and floors owned - statement value	68
Collar, swap and forward agreements open - statement value	(162)
Futures contracts open - current value	1
Cash on deposit	318

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

(in millions)	December 31, 2022
Life insurance in-force:
Ordinary	$74,196
Credit	17
Group	845

Amount of accidental death insurance in-force under ordinary policies	211

Life insurance policies with disability provisions in-force:
Ordinary	4,419
Group life	27

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	73
Income payable	26

Ordinary - involving life contingencies:
Amount on deposit	33
Income payable	20

Group - not involving life contingencies:
Amount on deposit	4
Income Payable	4

Annuities:
Ordinary:
Immediate - amount of income payable	$222
Deferred, fully paid - account balance	8,271
Deferred, not fully paid - account balance	7,588

Group:
Amount of income payable	136
Fully paid - account balance	1,355
Not fully paid - account balance	461

Accident and health insurance - premiums in-force:
Other	$1
Group	17
Credit	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$243
Dividend accumulations - account balance	17

Claim payments in 2022
Group accident & health:
2022	$2
2021	9
2020	20
2019	15
2018	11
Prior	587

Other accident & health:
2022	(1)
2021	(1)
2020	—
2019	—
2018	2
Prior	1

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2022

(in millions)

1. The Company’s total admitted assets as of December 31, 2022 are $31.7 billion

The Company’s total admitted assets, excluding separate accounts, as of December 31, 2022 are $26.3 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Senior Direct Lending Program LLC	Bonds	$529	2.00%
b.	AIG Global Real Estate Investment Corp	OIA	255	1.00
c.	Carlyle Group	OIA	189	0.70
d.	Amazon.com, Inc.	Bonds	144	0.50
e.	KPMG LLP	Bonds	129	0.50
f.	Bristol-Myers Squibb Company	Bonds	123	0.50
g.	Raytheon Technologies Corp	Bonds	116	0.50
h.	Comcast Corporation Total	Bonds	113	0.40
i.	UnitedHealth Group Incorporated	Bonds	104	0.40
j.	Duke Energy Corporation Total	Bonds	99	0.40

3. The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$10,471	39.90%	P/RP - 1	$6	—%
NAIC - 2	7,366	28.10	P/RP - 2	19	0.10
NAIC - 3	644	2.50	P/RP - 3	—	—
NAIC - 4	397	1.50	P/RP - 4	—	—
NAIC - 5	101	0.40	P/RP - 5	2	—
NAIC - 6	29	0.10	P/RP - 6	—	—

4. Assets held in foreign investments:

		Amount	Percentage of Total Admitted Assets
a.	Total admitted assets held in foreign investments	$4,427	16.90%
b.	Foreign currency denominated investments	1,482	5.60
c.	Insurance liabilities denominated in that same foreign currency	—	—

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$3,761	14.30%
b.	Countries rated NAIC - 2	572	2.20
c.	Countries rated NAIC - 3 or below	94	0.30

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

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DECEMBER 31, 2022

(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$778	3.00%
	Country 2: Cayman Islands	474	1.80
b.	Countries rated NAIC - 2
	Country 1: Mexico	150	0.60
	Country 2: Panama	114	0.40
c.	Countries rated NAIC - 3 or below
	Country 1: Turkey	18	0.10
	Country 2: Colombia	15	0.10
7. Aggregate unhedged foreign currency exposure:
		Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure		$1,482	5.60%
8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$1,482	5.60%
b.	Countries rated NAIC - 2	—	—
c.	Countries rated NAIC - 3 or below	—	—
9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:
		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$486	1.90%
	Country 2: Ireland	283	1.10
b.	Countries rated NAIC - 2
	Country 1:	—	—
	Country 2:	—	—
c.	Countries rated NAIC - 3 or below
	Country 1:	—	—
	Country 2:	—	—

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

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DECEMBER 31, 2022

(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets
a.	Total Energies SE	NAIC 1 & 2 - Bonds	$72	0.30%
b.	5555233	MORTGAGE LOAN	67	0.30
c.	5555221	MORTGAGE LOAN	62	0.20

d.	Suzano S.A.	NAIC 2 - Bonds	59	0.20

e.	Elements Finco Pty Ltd	OTHER OIA	56	0.20

f.	Royal Dutch Shell plc	NAIC 1 - Bonds	55	0.20
g.	5555143	MORTGAGE LOAN	54	0.20
h.	5555229	MORTGAGE LOAN	53	0.20
i.	5555189	MORTGAGE LOAN	52	0.20
j.	Promontoria Challenger I, S.A.	OTHER OIA	52	0.20

11. Assets held in Canadian investments are less than 2.5% of the reporting entity’s total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	AIG Global Real Estate Investment Corp	$255	1.00%
b.	Carlyle Group	189	0.70
c.	American Securities Capital Partners L.P.	63	0.20
d.	Silver (BREDS)	56	0.20
e.	Challenger	52	0.20
f.	Rokos Global	51	0.20
g.	Marlin Equity Partners	43	0.20
h.	InSight Venture Partners	42	0.20
i.	MASS MUTUAL LIFE INS CO	42	0.20
j.	Project Jermyn USD	40	0.20

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2022

(in millions)

14. Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$470	1.80%

Largest three investments held in nonaffiliated, privately placed equities:
a.	Carlyle Alternative Opportunities Fund L.P.	$62	0.20
b.	Silver (BREDS)	56	0.20
c.	Challenger	52	0.20

Ten largest fund managers:

Fund Manager		Total Invested	Diversified	Non- diversified
a.	AIG Global Real Estate Investment Corp	$255	$—	$255
b.	Carlyle Group	189	189	—
c.	American Securities Capital Partners L.P.	63	63	—
d.	Silver (BREDS)	56	—	56
e.	Challenger	52	—	52
f.	Rokos Global	51	51	—
g.	Marlin Equity Partners	43	43	—
h.	InSight Venture Partners	42	42	—
i.	MASS MUTUAL LIFE INS CO	42	42	—
j.	Project Jermyn USD	40	—	40

15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets
a.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002615, HI	$85	0.30%
b.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002683, NY	70	0.30
c.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555233, DE	67	0.30
d.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY	63	0.20
e.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002157, NY	62	0.20
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555221, DE	62	0.20
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002541, IN	59	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GB	54	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555229, FN	53	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555189, NL	52	0.20

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DECEMBER 31, 2022

(in millions)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		Amount	Percentage of Total Admitted Assets
a.	Construction loans	$176	0.70%
b.	Mortgage loans over 90 days past due	—	—
c.	Mortgage loans in the process of foreclosure	—	—
d.	Mortgage loans foreclosed	—	—
e.	Restructured mortgage loans	63	0.20

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan-to-Value		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	above 95%	$—	—%	$87	0.30%	$—	—%
b.	91% to 95%	—	—	39	0.10	—	—
c.	81% to 90%	—	—	46	0.20	—	—
d.	71% to 80%	—	—	327	1.20	—	—
e.	below 70%	675	2.60	2,731	10.40	—	—

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$223	$236	$—
b.	Repurchase agreements	—	—	78	76	—
c.	Reverse repurchase agreements	—	—	—	—	—
d.	Dollar repurchase agreements	—	—	—	—	—
e.	Dollar reverse repurchase agreements	—	—	—	—	—

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DECEMBER 31, 2022

(in millions)

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	Hedging	$—	—%	$—	—%
b.	Income generation	—	—	—	—
c.	Other	—	—	—	—

22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$145	0.60%	$46	$43	$42
b.	Income generation	—	—	—	—	—
c.	Replications	—	—	—	—	—
d.	Other	—	—	—	—	—

23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$17	0.10%	$26	$10	$15
b.	Income generation	—	—	—	—	—
c.	Replications	—	—	—	—	—
d.	Other	—	—	—	—	—

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2022

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$294	1.1%	$294	$—	$294	1.1%
All other governments	702	2.7	702	—	702	2.7
U.S. states, territories and possessions, etc. guaranteed	95	0.4	95	—	95	0.4
U.S. political subdivisions of states, territories, and possessions, guaranteed	43	0.2	43	—	43	0.2
U.S. special revenue and special assessment obligations, etc. non-guaranteed	1,020	4.0	1,020	—	1,020	4.0
Industrial and miscellaneous	16,549	64.4	16,549	—	16,549	64.4
Hybrid securities	24	0.1	24	—	24	0.1
Parent, subsidiaries and affiliates	—	—	—	—	—	—
SVO identified funds	—	—	—	—	—	—
Unaffiliated Bank loans	281	1.1	281	—	281	1.1
Total long-term bonds	$19,008	74.0	$19,008	$—	$19,008	74.0
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	$27	0.1	$27	$—	$27	0.1
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	$27	0.1	$27	$—	$27	0.1
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	$—	—	$—	$—	$—	—
Industrial and miscellaneous Other (Unaffiliated)	18	0.1	18	—	18	0.1
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	—	—	—	—	—	—
Total common stocks	$18	0.1	$18	$—	$18	0.1
Mortgage loans:
Farm mortgages	$—	—	$—	$—	$—	—
Residential mortgages	676	2.6	676	$—	676	2.6
Commercial mortgages	3,152	12.3	3,152	$—	3,152	12.3
Mezzanine real estate loans	118	0.5	118	$—	118	0.5
Total valuation allowance	(40)	(0.2)	(40)	$—	(40)	(0.2)
Total mortgage loans	$3,906	15.2	$3,906	$—	$3,906	15.2
Real estate:
Properties occupied by company	$—	—	$—	$—	$—	—
Properties held for production of income	—	—	—	—	—	—
Properties held for sale	—	—	—	—	—	—
Total real estate	$—	—	$—	$—	$—	—
Cash, cash equivalents and short-term investments:
Cash	$318	1.2	$318	$—	$318	1.2
Cash equivalents	71	0.3	71	—	71	0.3
Short-term investments	—	—	—	—	—	—
Total cash, cash equivalents and short-term investments	$389	1.5	$389	$—	$389	1.5
Contract loans	$141	0.5	$141	$—	$141	0.5
Derivatives	91	0.3	91	—	91	0.3
Other invested assets	1,902	7.4	1,899	—	1,899	7.4
Receivables for securities	25	0.1	25	—	25	0.1
Securities Lending	—	—	—	—	—	—
Other invested assets	196	0.8	196	—	196	0.8
Total invested assets	$25,703	100.0%	$25,700	$—	$25,700	100.0%

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2022

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes [  ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [  ] No [  ] N/A [ X ]

2.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes [  ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes [  ] No [  ] N/A [ X ]

3.

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes [  ] No [ X ]

4.

Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?

Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A

Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ X ] No [ ]		No

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December 31, 2022

5.

Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a) Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [  ] No [ X ] N/A [  ]

(b) Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [  ] No [ X ] N/A [  ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

77